As filed with the Securities and Exchange         Registration No. 33-34370*
Commission on April 19, 2004                      Registration No. 811-2512
-------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-4


                     POST-EFFECTIVE AMENDMENT NO. 53 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


    Variable Annuity Account B of ING Life Insurance and Annuity Company

                   ING Life Insurance and Annuity Company

          151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code (610) 425-4139

         Linda E. Senker, Esq                Kimberly J. Smith, Esq.
                  ING                                  ING
          1475 Dunwoody Drive                  1475 Dunwoody Drive
      West Chester, PA 19380-1478          West Chester, PA 19380-1478
            (610) 425-4139                (610) 425-4139 (Name and Address
                                            of Agent for Service)


It is proposed that this filing will become effective:


     --------    immediately upon filing pursuant to paragraph (b) of Rule 485
         X
     --------     on May 1, 2004 pursuant to paragraph (b) of Rule 485


*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:
33-87932.

                                     PART A

--------------------------------------------------------------------------------
                       CONTRACT PROSPECTUS -- MAY 1, 2004
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Insurance Company of America (formerly known as Aetna Insurance Company of America) (the "Company", "we", "us", "our"). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3

     INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

-------------------------------------------- ----------------------------------------- -----------------------------------------
-------------------------------------------- ----------------------------------------- -----------------------------------------
THE FUNDS                                    THE FUNDS (CONTINUED)                     THE FUNDS (CONTINUED)

o    Calvert Socially Balanced               o    ING UBS U.S. Large Cap Equity        o    ING VP Value Opportunity
     Portfolio                                    Portfolio (Initial I)                     Portfolio (Class I)
o    Fidelity(R)VIP Asset ManagerSM          o    ING VP Balanced Portfolio            o    Janus Aspen Series Balanced
     Portfolio (Initial Class)                    (Class I)                                 Portfolio (Institutional Shares)
o    Fidelity(R)VIP Contrafund(R)            o    ING VP Bond Portfolio (Class I)      o    Janus Aspen Series Flexible
     Portfolio (Initial Class)               o    ING VP Global Science and                 Income Portfolio (Institutional
o    Fidelity(R)VIP Equity-Income                 Technology Portfolio (Class I)            Shares)
     Portfolio (Initial Class)               o    ING VP Growth and Income             o    Janus Aspen Series Growth
o    Fidelity(R)VIP Growth Portfolio              Portfolio (Class I)                       Portfolio (Institutional Shares)
     (Initial Class)                         o    ING VP Growth Portfolio (Class       o    Janus Aspen Series MidCap
o    Fidelity(R)VIP High Income                   I)                                        Growth Portfolio (Institutional
     Portfolio (Initial Class)               o    ING VP Index Plus LargeCap                Shares)
o    Fidelity(R)VIP Index 500 Portfolio           Portfolio (Class I)                  o    Janus Aspen Series Worldwide
     (Initial Class)                         o    ING VP International Equity               Growth Portfolio (Institutional
o    Fidelity(R)VIP Overseas Portfolio            Portfolio (Class I)                       Shares)
     (Initial Class)                         o    ING VP Money Market Portfolio        o    MFS(R)Strategic Income Series
o    ING GET U.S. Core Portfolio                  (Class I)                                 (Initial Class)
o    ING JPMorgan Fleming                    o    ING VP Small Company Portfolio       o    MFS(R)Total Return Series
     International Portfolio (Initial             (Class I)                                 (Initial Class)
     Class)                                  o    ING VP Strategic Allocation          o    Oppenheimer Aggressive Growth
o    ING MFS Capital Opportunities                Balanced Portfolio (Class I)              Fund/VA
     Portfolio (Initial Class)               o    ING VP Strategic Allocation          o    Oppenheimer Global Securities
o    ING Salomon Brothers Aggressive              Growth Portfolio (Class I)                Fund/VA
     Growth Portfolio (Initial Class)        o    ING VP Strategic Allocation          o    Oppenheimer Main Street Fund/VA
o    ING T. Rowe Price Growth Equity              Income Portfolio (Class I)           o    Oppenheimer Strategic Bond
     Portfolio (Initial Class)                                                              Fund/VA

--------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764

     THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III--Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-531-4547. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

     GETTING ADDITIONAL INFORMATION. You may obtain free of charge the May 1, 2004, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

     ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

     FIXED INTEREST OPTIONS.

     >    ILIAC Guaranteed Account (the Guaranteed Account)

     >    Fixed Account

     Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

     AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

     These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.


ILIAC Marathon Plus - 131764

                                TABLE OF CONTENTS

Contract Overview........................................................     4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase................     5

FEES TABLE...............................................................     6

CONDENSED FINANCIAL INFORMATION..........................................    13

INVESTMENT OPTIONS.......................................................    13

TRANSFERS AMONG INVESTMENT OPTIONS.......................................    15

PURCHASE AND RIGHTS......................................................    17

RIGHT TO CANCEL..........................................................    19

FEES ....................................................................    20

YOUR ACCOUNT VALUE.......................................................    26

WITHDRAWALS..............................................................    28

SYSTEMATIC DISTRIBUTION OPTIONS..........................................    30

DEATH BENEFIT............................................................    31

THE INCOME PHASE.........................................................    36

TAXATION.................................................................    40

OTHER TOPICS.............................................................    47

The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension --
Voting Rights -- Contract Modifications -- Transfer of
Ownership: Assignment -- Involuntary Terminations -- Trading - Industry Developments -- Legal Matters and Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................    52

APPENDIX I-- ILIAC GUARANTEED ACCOUNT....................................    53

APPENDIX II-- FIXED ACCOUNT..............................................    56

APPENDIX III-- DESCRIPTION OF UNDERLYING FUNDS...........................    57

APPENDIX IV-- PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO
              OFFERINGS..................................................    83

APPENDIX V-- CONDENSED FINANCIAL INFORMATION............................     84


ILIAC Marathon Plus - 131764

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call the Company's Customer Service Center at:

 P.O. Box 9271
 Des Moines, IA 50306-9271
 1-800-531-4547


SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS. Use one of the following addresses when sending additional purchase payments.

IF USING THE U.S. POSTAL SERVICE:

  ING
  Attn: Customer Service
  P.O. Box 9271
  Des Moines, IA 50306-9271

IF USING EXPRESS MAIL:

  ING
  Attn: Customer Service
  909 Locust Street
  Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.


[end sidebar]


CONTRACT OVERVIEW
-------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

-------------------------------------------------------------------------------
                                 CONTRACT DESIGN
-------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

 ------------------------------------------------------------------------------
                                 CONTRACT FACTS
 ------------------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."


ILIAC Marathon Plus - 131764

-------------------------------------------------------------------------------
                                 CONTRACT PHASES
-------------------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)


STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following Investment options:

(a)  Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.


II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[side bar]

              -------------
               Payments to
              your Account
              -------------
                   Step 1
----------------------------------------------
      ING Insurance Company of America
----------------------------------------------
  (a)           Step 2              (b)
-----------    -------------------------------
  Fixed               VARIABLE ANNUITY
 Interest             SEPARATE ACCOUNT B
 Options
                Variable Investment Options
-----------    -------------------------------
                      THE SUBACCOUNTS
               ---------- ---------- ---------
                   A          B        ETC.
               ---------- ---------- ---------
                     Step 3
               ---------- ----------
                 Mutual     Mutual
                 Fund A     Fund B
               ---------- ----------

[end sidebar]


ILIAC Marathon Plus - 131764

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

[end sidebar]


FEE TABLE
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.


MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

(As a percentage of the purchase payments withdrawn.)


-------------------------------------------------------------------------------
               CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:
-------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
-------------------------------------------------------------------------------

            YEARS FROM RECEIPT                          EARLY WITHDRAWAL
            OF PURCHASE PAYMENT                              CHARGE

                Less than 2                                    7%
         2 or more but less than 4                             6%
         4 or more but less than 5                             5%
         5 or more but less than 6                             4%
         6 or more but less than 7                             3%
                 7 or more                                     0%
 ------------------------------------------------------------------------------

                              ROTH IRA CONTRACTS: (1)

 ------------------------------------------------------------------------------

                 COMPLETED                              EARLY WITHDRAWAL
               ACCOUNT YEARS                                 CHARGE

                Less than 1                                    5%
         1 or more but less than 2                             4%
         2 or more but less than 3                             3%
         3 or more but less than 4                             2%
         4 or more but less than 5                             1%
                 5 or more                                     0%
-------------------------------------------------------------------------------
                   CONTRACT ISSUED IN THE STATE OF NEW YORK:
-------------------------------------------------------------------------------

                Less than 1                                    7%
         1 or more but less than 2                             6%
         2 or more but less than 3                             5%
         3 or more but less than 4                             4%
         4 or more but less than 5                             3%
         5 or more but less than 6                             2%
         6 or more but less than 7                             1%
                 7 or more                                     0%

 ANNUAL MAINTENANCE FEE ........................................  $30.00 (2)
 TRANSFER CHARGE ...............................................  $ 0.00 (3)
 --------------------------------------------------------------------------


1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

3 During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."


ILIAC Marathon Plus - 131764

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK


>    Other than Roth IRA Contracts Issued
     before May 1, 1998

     Mortality and Expense Risk Charge                       1.25% (4)
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses*                        1.40%
                                                             ======

> Roth IRA Contracts and Contracts Issued on or after May 1, 1998

     Mortality and Expense Risk Charge                       1.10% (4)
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses*                        1.25%
                                                             ======

CONTRACTS ISSUED IN NEW YORK

>    All Contracts

     Mortality and Expense Risk Charge                       1.25%4
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses*                        1.40%
                                                             ======

GET FUND GUARANTEE CHARGE*                                   0.50%

* FOR INVESTMENTS IN THE ING GET U.S. CORE PORTFOLIO SUBACCOUNT, AN ADDITIONAL 0.50% GUARANTEE CHARGE WILL BE MADE. THE GET FUND GUARANTEE CHARGE APPLIES DURING EACH FIVE YEAR GUARANTEE PERIOD TO AMOUNTS INVESTED IN THE GET FUND INVESTMENT OPTION ONLY. SEE "INVESTMENT OPTIONS - VARIABLE INVESTMENT OPTIONS" FOR ADDITIONAL INFORMATION.

AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)


>    All Contracts

    Mortality and Expense Risk Charge                               1.25% (4)
    Administrative Expense Charge                            0.00%--0.25% (5)
                                                             -----------------
    Total Separate Account Expenses                          1.25%--1.50%
                                                             =================

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."

5 We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."


ILIAC Marathon Plus - 131764

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

--------------------------------------------------------- ----------- ----------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (1)           MINIMUM    MAXIMUM
--------------------------------------------------------- ----------- ----------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service      0.34%       1.38%
(12b-1) fees (2), and other expenses):
--------------------------------------------------------- ----------- ----------

1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.34 % to 1.15%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

2 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


ILIAC Marathon Plus - 131764

--------------------------------------------------------------------------------
FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
--------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

          1 year     3 years      5 years     10 years

           $915      $1,415       $1,853       $3,164
--------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

           1 year    3 years      5 years     10 years

            $287      $879        $1,498       $3,164
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOR ROTH IRA CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
--------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

           1 year      3 years      5 years      10 years

            $631       $1,013       $1,853        $3,164
--------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

           1 year     3 years      5 years     10 years

            $272       $835        $1,424       $3,020
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
--------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

           1 year      3 years     5 years     10 years

            $826        $1,237      $1,675       $3,164
--------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

           1 year      3 years     5 years      10 years

            $287        $879       $1,498        $3,164
--------------------------------------------------------------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).


ILIAC Marathon Plus - 131764

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

> ING GET U.S. CORE PORTFOLIO (FORMERLY KNOWN AS, AND REFERRED TO HEREIN AS, "GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the


ILIAC Marathon Plus - 131764

GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

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ILIAC Marathon Plus - 131764

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING).

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.


ILIAC Marathon Plus - 131764

TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interest of other contract holders,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.


ILIAC Marathon Plus - 131764

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

Currently there are no waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix III for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."


ILIAC Marathon Plus - 131764

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).


ILIAC Marathon Plus - 131764

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sump;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.


ILIAC Marathon Plus - 131764

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment amounts are as follows:

------------------------------------- -------------------- ---------------------
                                           NONQUALIFIED          QUALIFIED
------------------------------------- -------------------- ---------------------

Minimum Initial Purchase Payment              $5,000               $1,500
------------------------------------- -------------------- ---------------------


Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
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WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.


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[sidebar]

TYPES OF FEES

There are five types of fees or deductions that may affect your account.

TRANSACTION FEES

>    Early Withdrawal Charge

>    Annual Maintenance Fee

>    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS
IN THE SEPARATE ACCOUNT

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

>    Investment Advisory Fees

>    12b-1 Fees

>    Other Expenses

PREMIUM AND OTHER TAXES

CHARTES FOR THE ING GET U.S. CORE PORTFOLIO

[end sidebar]


FEES
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The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

-------------------------------------------------------------------------------
                           CONTRACTS ISSUED OUTSIDE OF
                             THE STATE OF NEW YORK
-------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS
-------------------------------------------------------------------------------

       YEARS FROM RECEIPT                     EARLY WITHDRAWAL
      OF PURCHASE PAYMENT                          CHARGE

          Less than 2                                 7%
    2 or more but less than 4                         6%
    4 or more but less than 5                         5%
    5 or more but less than 6                         4%
    6 or more but less than 7                         3%
    7 or more                                         0%
-------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS (1)
-------------------------------------------------------------------------------

              COMPLETED                             EARLY WITHDRAWAL
            ACCOUNT YEARS                                CHARGE

             Less than 1                                  5%
      1 or more but less than 2                           4%
      2 or more but less than 3                           3%
      3 or more but less than 4                           2%
      4 or more but less than 5                           1%
      5 or more                                           0%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                    CONTRACTS ISSUED IN THE STATE OF NEW YORK
-------------------------------------------------------------------------------

       YEARS FROM RECEIPT                        EARLY WITHDRAWAL
      OF PURCHASE PAYMENT                             CHARGE

             Less than 1                                  7%
      1 or more but less than 2                           6%
      2 or more but less than 3                           5%
      3 or more but less than 4                           4%
      4 or more but less than 5                           3%
      5 or more                                           2%
      6 or more but less than 7                           1%
      7 or more                                           0%

-------------------------------------------------------------------------------

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.


ILIAC Marathon Plus - 131764

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:


>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;


ILIAC Marathon Plus - 131764

> Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one year has elapsed since the account effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

> MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:


ILIAC Marathon Plus - 131764

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

o    Contracts other than Roth IRAs Issued before May 1, 1998             1.25%

o    Contracts Issued on or after May 1, 1998, and all Roth IRA
     Contracts                                                            1.10%

CONTRACTS ISSUED IN THE STATE OF NEW YORK

o    All Contracts                                                        1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

     ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE.

     MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

     WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

     PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."


ILIAC Marathon Plus - 131764

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is offered;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

Various series of the ING GET U.S. Core Portfolio may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account-ING GET U.S. Core Portfolio Guarantee Charge."

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value.


ILIAC Marathon Plus - 131764

Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


ILIAC Marathon Plus - 131764

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING GET U.S. Core Portfolio. See "Fees."

The net investment rate may be either positive or negative.


ILIAC Marathon Plus - 131764

[sidebar]

            ------------------------
            $5,000 Purchase Payment
            ------------------------
                       STEP 1
      --------------------------------------
      ING Life Insurance and Annuity Company
      --------------------------------------
                   STEP 2
      ---------------------------------

  ------------------------------------------------
     Subaccount A        Subaccount B
   300 accumulation    100 accumulation     Etc.
        units                units
  ------------------------------------------------
                           STEP 3
  ------------------------------------------------
    Mutual                                Mutual
    Fund A                                Fund B
  ------------------------------------------------

[end sidebar]

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount I. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The Variable Annuity Account I purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount I ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.


ILIAC Marathon Plus - 131764

WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first accont year unless they are taken under a systematic distribution option). If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

>    Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following

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TAXES, FEES AND DEDUCTIONS Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]

ILIAC Marathon Plus - 131764
our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in a ING GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.


ILIAC Marathon Plus - 131764

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.


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FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end sidebar]


ILIAC Marathon Plus - 131764

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center. Please contact our Service Center to learn what information is required for a request for payment to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT:An adjustment that may be made to amounts withdrawn from the Guaranteed Account.The adjustment may be positive or negative.

[end sidebar]

DEATH BENEFIT
--------------------------------------------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview-- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)  The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary i

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.


ILIAC Marathon Plus - 131764

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benfit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:
(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);
(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday (85th birthday for contracts issued in New York) or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or
(3)  The account value as of the date of death.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death


ILIAC Marathon Plus - 131764
benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Required Minimum Distributions"));


ILIAC Marathon Plus - 131764

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)  Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.


ILIAC Marathon Plus - 131764

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment

[end sidebar]

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

THE INCOME PHASE
-------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.


ILIAC Marathon Plus - 131764

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select m

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of: (a) The first day of the month following the annuitant's 85th birthday; or (b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or


(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

     When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant's 90th birthday.

     If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

     See "Taxation" for further discussion of rules relating to income phase payments.


ILIAC Marathon Plus - 131764

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiarY.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.


ILIAC Marathon Plus - 131764

--------------------------------------------------------------------------------

LIFETIME INCOME PHASE PAYMENT OPTIONS

================================================================================
Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.

--------------------------------------------------------------------------------
Life Income --      LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed          payments guaranteed for your choice of 5 to 30 years or as
Payments            otherwise specified in the contract.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives           It is possible that only one payment will be made if both
                    annuitants die before the second payment's due date.

                    CONTINUING PAYMENTS: When you select this option you choose for:

                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                    DEATH BENEFIT-- NONE: All payments end upon the death of both annuitants.

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives,
Two Lives--         with payments guaranteed from 5 to 30 years or as otherwise
Guaranteed          specified in the contract.
Payments
                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after thefirst death.

                    DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

--------------------------------------------------------------------------------

Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund         DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the
Option              annuitant's death, we will pay a lump-sum payment equal
limited             to the amount originally applied to the income phase payment
availability        option (less any premium tax) and less the total amount of
 --                 income payments paid.
fixed
payment
only)

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Life Income--Two    LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash
Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after
(limited            the first death.
availability--
fixed payment       DEATH BENEFIT-- PAYMENT TO THE BENEFICIARY: When both
only)               annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

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NONLIFETIME INCOME PHASE PAYMENT OPTION

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Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed          years. In certain cases a lump-sum payment may be requested
Payments            at any time (see below).

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

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LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

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CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

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ILIAC Marathon Plus - 131764
                                       36

TAXATION
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INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity


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contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

     DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

     NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

TAXATION OF DISTRIBUTIONS

     GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to


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the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

     10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

          o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

          o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

          o    Then, from any remaining "income on the contract"; and

          o    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or


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an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

     IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

     MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

     WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income


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tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

     GENERAL

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

     DISTRIBUTIONS - GENERAL

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

     DIRECT ROLLOVERS

     If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any


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taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

     All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or


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          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:


          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:


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          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

     ROTH IRAS - GENERAL

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     ROTH IRAS - DISTRIBUTIONS

     A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES - GENERAL

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TAX SHELTERED ANNUITIES - LOANS

     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may


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modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

          o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

          o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TAX SHELTERED ANNUITIES - DISTRIBUTIONS

     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax


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consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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OTHER TOPICS
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THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

                              151 Farmington Avenue
                           Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) in 1976 as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

     The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."


ILIAC Marathon Plus - 131764

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, INC.
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.


ILIAC Marathon Plus - 131764

     All registered representatives selling the contract must also be licensed as insurance agents for the Company.

     Occasionally ING Financial may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ING Financial will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

     ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

     ING Financial may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ING Financial may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

     ING Financial may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ING Financial will pay all costs and expenses related to these services.

     PAYMENT OF COMMISSIONS

     Persons who offer and sell the contract may be paid commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel or affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

     We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.


ILIAC Marathon Plus - 131764

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully


ILIAC Marathon Plus - 131764
     vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

     The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

     CONTRACT MODIFICATIONS

     We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

     TRANSFER OF OWNERSHIP: ASSIGNMENT

     We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

     An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

     INVOLUNTARY TERMINATIONS

     We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal


ILIAC Marathon Plus - 131764
charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."


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                                   APPENDIX I

                            ILIAC GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE ILIAC GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

> When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn: The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation";

>    Early withdrawal charge--see "Fees"; or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.


ILIAC Marathon Plus - 131764

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.


ILIAC Marathon Plus - 131764

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC ("ING Financial") (formerly Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.


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                                   APPENDIX II

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.


ILIAC Marathon Plus - 131764

                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS

--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


LIST OF FUND NAME CHANGES

FORMER FUND NAME                                             CURRENT FUND NAME
 ----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio                            ING UBS U.S. Large Cap Equity Portfolio

Oppenheimer Main Street Growth & Income Fund/VA(R)           Oppenheimer Main Street Fund/VA(R)
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                INVESTMENT OBJECTIVE

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ING GET U.S. CORE PORTFOLIO

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ING GET U.S. CORE PORTFOLIO                                  Seeks to achieve maximum total return and minimal exposure of the
                                                             Series' assets to a market value loss, by participating, to the
    INVESTMENT ADVISER: ING Investments, LLC                 extent possible, in favorable equity market performance during the guarantee period.  The Series will not implement an "investment strategy" in any conventional sense.  Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets.  Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.

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ILIAC Marathon Plus - 131764
                                                                III-1


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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO (Initial Class)     Seeks long-term growth of capital. Invests primarily (at
                                                                  least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity            foreign companies that the subadviser believes have high
      Company                                                     growth potential. Will normally invest in a number of
    INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset             issuers in several countries other than  the U.S. and will
      Management (London) Ltd.                                    invest in securities in both developed and developing
                                                                  markets.

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ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                               65% of net assets) in common stocks and related
                                                                  securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity            securities and depositary receipts.
       Company
    INVESTMENT SUBADVISER: Massachusetts Financial Services
       Company

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ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           stocks, convertible securities and depositary receipts, of
       Company                                                    emerging growth companies.
    INVESTMENT SUBADVISER:  Salomon Brothers Asset
       Management Inc.

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ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                         Seeks long-term capital growth, and secondarily,
    (Initial Class)                                               increasing dividend income.  Invests primarily (at least
                                                                  80% of net assets under normal circumstances) in common
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           stocks. Concentrates its investments in growth
       Company                                                    companies.  Investments in foreign securities are limited
    INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.        to 30% of total assets.

-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-2


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Initial Class) (formerly ING MFS Research Equity             normal circumstances, invests at least  80% of net assets
       Portfolio)                                                 (plus borrowings for investment purposes, if any) in U.S.
    INVESTMENT ADVISER: ING Life Insurance and Annuity            equity securities.  Investments in equity securities may
       Company                                                    include dividend-paying securities, common stock and
    INVESTMENT SUBADVISER: UBS Global Asset Management Inc.       preferred stock.

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ING STRATEGIC ALLOCATION PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                      Seeks to provide total return (i.e., income and capital
    (Class I)                                                     appreciation, both realized and unrealized). Managed for
                                                                  investors seeking a balance between income and capital
                                                                  appreciation who generally have an investment horizon
    INVESTMENT ADVISER: ING Investments, LLC                      tolerance. Under normal market conditions, allocates assets among
    INVESTMENT SUBADVISER: Aeltus Investment                      several classes of equities, fixed-income securities (including
       Management, Inc.                                           up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35%
                                                                  fixed income and 5% money market instruments under neutral market conditions.

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 ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO                   Seeks to provide capital appreciation.  Managed for
    (Class I)                                                     investors seeking capital appreciation who generally have
                                                                  an investment horizon exceeding 15 years and a high level
    INVESTMENT ADVISER:  ING Investments, LLC                     of risk tolerance.  Under normal market conditions,
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     allocates assets among several classes of equities,
    INVESTMENT                                                    fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments. The benchmark portfolio is 80% equities and 20%
                                                                  fixed income under neutral market conditions.

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ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                      Seeks to provide total return consistent with preservation
    (Class I)                                                     of capital. Managed for investors primarily seeking total
                                                                  return consistent with capital preservation who generally
    INVESTMENT ADVISER: ING Investments, LLC                      have an investment horizon exceeding five years and a low
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     level of risk tolerance. Under normal market conditions,
                                                                  allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and
                                                                  10% money market instruments under neutral market
                                                                  conditions.

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ING VARIABLE FUNDS, INC.

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ING VP GROWTH AND INCOME PORTFOLIO                                Seeks to maximize total return through   investments in a
     (Class I)                                                    diversified portfolio of common stocks and securities
                                                                  convertible into common stock. Under normal market
    INVESTMENT ADVISER: ING Investments, LLC                      conditions, invests at least 65% of total assets in common
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     stocks that the Portfolio's subadviser believes have
                                                                  significant potential for capital appreciation or income
                                                                  growth or both.

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ING VARIABLE PORTFOLIOS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO                    Seeks long-term capital appreciation. Normally invests at
    (Class I)                                                     least 80% of net assets in equity securities issued by
                                                                  science and technology companies in all market
    INVESTMENT ADVISER: ING Investments, LLC                      capitalization ranges. Will invest primarily in equity
    INVESTMENT SUBADVISER: Blackrock Advisors, Inc.               securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries.

-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-3


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                      stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Aeltus Investment                      believed to offer growth potential. Under normal market
       Management, Inc.                                           conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class I)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
                                                                  Index), while maintaining a market level of risk. Invests
    INVESTMENT ADVISER: ING Investments, LLC                      at least 80% of assets in stocks included in the S&P 500
    INVESTMENT SUBADVISER: Aeltus Investment                      Index. The subadviser's objective is to overweight those
       Management, Inc.                                           stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  that it believes will under perform the index.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP INTERNATIONAL EQUITY PORTFOLIO                             Seeks long-term capital growth primarily through
    (Class I)                                                     investment in a diversified portfolio of common stocks
                                                                  principally traded in countries outside of the United
    INVESTMENT ADVISER: ING Investments, LLC                      States. The Portfolio will not target any given level of
    INVESTMENT SUBADVISER: Aeltus Investment                      current income. Under normal market conditions, invests at
       Management, Inc.                                           least 80% of assets in equity securities and at least 65% of its assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stocks of companies with smaller
    INVESTMENT SUBADVISER: Aeltus Investment                      market capitalizations. Under normal market conditions,
       Management, Inc.                                           invests at least 80% of net assets in common stocks and
                                                                  securities convertible into common stock of
                                                                  small-capitalization companies.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP VALUE OPPORTUNITY PORTFOLIO (Class I)                      Seeks growth of capital primarily through the investment in a diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible in common stock.  Under normal market
    INVESTMENT SUBADVISER: Aeltus Investment                      conditions, invests at least 65% of total assets in common
       Management, Inc.                                           stocks and securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP BALANCED PORTFOLIO, INC.

-----------------------------------------------------------------------------------------------------------------------------------


ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following
    INVESTMENT SUBADVISER:  Aeltus Investment                     asset classes: stocks, bonds and cash equivalents, based
       Management, Inc.                                           on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets
                                                                  in debt (including money market instruments). The
                                                                  Portfolio may invest up to 15% of total assets in
                                                                  high-yield instruments.

-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-4


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING VP BOND PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP BOND  PORTFOLIO  (Class I)                                 Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    INVESTMENT ADVISER: ING Investments, LLC                      portfolio consisting of investment-grade corporate bonds,
    INVESTMENT SUBADVISER: Aeltus Investment                      and debt securities issued or guaranteed by the U.S.
       Management, Inc.                                           Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP MONEY MARKET PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP MONEY  MARKET PORTFOLIO  (Class I)                         Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  Aeltus Investment                     diversified portfolio of high-quality fixed income
       Management, Inc.                                           securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING VP
                                                                  MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.

-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC.

-----------------------------------------------------------------------------------------------------------------------------------

CALVERT SOCIALLY BALANCED PORTFOLIO                               Seeks to achieve a competitive total return through an
                                                                  actively managed NON-DIVERSIFIED portfolio of stocks,
    INVESTMENT ADVISER: Calvert Asset Management Company, Inc.    bonds and money market instruments which offer income and
    INVESTMENT SUBADVISER: Brown Capital Management, Inc. and     capital growth opportunity and which satisfy the
    SsgA Funds Management, Inc.                                   investment and social criteria for the Portfolio.
                                                                  Typically invests about 60% of its assets in stocks and 40%
                                                                  in bonds or other fixed-income investments. Stock
                                                                  investments are primarily common stock in large-cap
                                                                  companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO                         Seeks to obtain high total return with reduced risk over the long
   (Initial  Class)                                               term by allocating its assets among stocks, bonds
                                                                  and short-term instruments. Assets are allocated among
    INVESTMENT ADVISER: Fidelity Management & Research            stocks, bonds, and  short-term and money market
       Company                                                    instruments, maintaining neutral mix over time of 50% of (U.K.)
    INVESTMENT SUBADVISERS: Fidelity Management &  Research       assets in stocks, 40% of assets in bonds, and 10% of
    Inc.; Fidelity Management & Research (Far East)               assets in short-term and money market instruments.
    Inc.; Fidelity Investments Japan Limited; Fidelity
    Investments  Money Management, Inc.; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO (Initial Class)             Seeks long-term capital appreciation. Normally invests
                                                                  primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research            Portfolio's investment adviser believes is not fully
       Company                                                       recognized by the public.
       INVESTMENT SUBADVISER: Fidelity Management &
          Research (U.K.) Inc.; Fidelity Management &
          Research (Far East) Inc.; Fidelity Investments
          Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-5


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO ( Initial Class)           Seeks reasonable income. Also considers the potential for
                                                                  capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research           exceeds the composite yield on the securities comprising
    Company                                                       the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: FMR Co., Inc.                          80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP GROWTH PORTFOLIO (Initial Class)                   Seeks to achieve capital appreciation. Normally invests
                                                                  primarily in common stocks of companies the investment
    INVESTMENT ADVISER: Fidelity Management & Research            adviser believes have above-average growth potential
    Company                                                       (often called "growth" stocks).
    INVESTMENT SUBADVISER: FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP HIGH INCOME  PORTFOLIO  (Initial Class)           Seeks a high level of current income while also considering growth of capital. Normally invests primarily
                                                                  in income-producing debt securities, preferred stocks and
    INVESTMENT ADVISER: Fidelity Management & Research            convertible securities, with an emphasis on lower-quality
    Company                                                       debt securities.
    INVESTMENT SUBADVISER: Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP INDEX 500 PORTFOLIO (Initial Class)                Seeks investment results that correspond to the total
                                                                  return of common stocks publicly traded in the United
    INVESTMENT ADVISER: Fidelity Management & Research            States, as represented by  the Standard & Poor's 500 Company
                                                                  Index (SM) (S&P 500(R)). Normally invests at least 80% of
    INVESTMENT SUBADVISER: Geode Capital Management, LLC          assets in common stocks included in the S&P 500(R).
       (Geode)

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP OVERSEAS PORTFOLIO (Initial Class)                 Seeks long-term growth of capital.  Normally invests at
                                                                  least 80% of assets in non-U.S. securities, primarily in
    INVESTMENT ADVISER: Fidelity Management & Research            common stocks.
       Company
    INVESTMENT SUBADVISER:  Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity International Investment Advisors (U.K.)
    Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO                           Seeks long-term capital growth, consistent with
     (Institutional Class)                                        preservation of capital and balanced by current income.
                                                                  Normally invests 40-60% of its assets in securities
    INVESTMENT ADVISER: Janus Capital                             selected primarily for their growth potential and 40-60%
                                                                  of its assets in securities selected primarily for their
                                                                  income potential. Will limit its investment of
                                                                  high-yield/high-risk bonds to less than 35% of its net
                                                                  assets.  may invest without limit on foreign equity and
                                                                  debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - FLEXIBLE INCOME PORTFOLIO                    Seeks to obtain maximum total return, consistent with
    (Institutional Class)                                         preservation of capital.  Invests primarily in a wide
                                                                  variety of income-producing securities such as corporate
    INVESTMENT ADVISER: Janus Capital                             bonds and notes; government securities including agency
                                                                  securities; and preferred stock.  Will invest at least 80%
                                                                  of its assets in income-producing securities.  Will invest at least 65% of its assets in investment grade debt
                                                                  securities and will maintain a dollar-weighted average
                                                                  portfolio maturity of five to ten years.  May invest
                                                                  without limit in foreign debt and equity securities.

-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-6


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - GROWTH PORTFOLIO                             Seeks long-term growth of capital in a manner consistent
(Institutional Class)                                             with the preservation of capital. Invests primarily in
                                                                  common stocks selected for their growth potential.
    INVESTMENT ADVISER: Janus Capital                             Although it can invest in companies of any size, it generally invests in larger, more established companies. Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets. May invest without limit in foreign equity and debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - MIDCAP GROWTH PORTFOLIO                      Seeks long-term growth of capital. Invests, under normal
     (Institutional Class) (formerly Aggressive Growth)           circumstances, at least 80% of its net assets in equity
                                                                  securities of mid-sized companies whose market
    INVESTMENT ADVISER: Janus Capital                             capitalization falls, at the time of initial purchase, in
                                                                  the 12-month average of the capitalization range of the
                                                                  Russell MidCap Growth Index. Will limit its investment in
                                                                  high-yield/high-risk bonds to less than 20% of its net
                                                                  assets.  May invest without limit in foreign equity and
                                                                  debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term growth of capital in a manner consistent
    (Institutional Class)                                         with the preservation of capital. Invests primarily in
                                                                  common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                             the world. Normally invests in issuers from at least five
                                                                  different countries, including the United States. May,
                                                                  under unusual circumstances, invest in fewer than five
                                                                  countries or even in a single country. Will limit its
                                                                  investment of high-yield/high-risk bonds to less than 35%
                                                                  of its net assets.  May invest without limit in foreign
                                                                  equity and debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST (SM)

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R)STRATEGIC INCOME SERIES (Initial Class)                     A NONDIVERSIFIED fund that seeks to provide high current
                                                                  income by investing in fixed income securities.  Its
    INVESTMENT ADVISER: Massachusetts Financial                   secondary objective is to provide significant capital
         Services Company                                         appreciation.  Under normal market conditions, invests at
                                                                  least 65% of net assets in fixed income securities
                                                                  including:  U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities,
                                                                  corporate bonds and emerging market securities. The series may also invest in derivative securities.

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) TOTAL RETURN SERIES (Initial Class)                        Seeks mainly to provide above-average income (compared to
    INVESTMENT ADVISER: Massachusetts Financial Services          a portfolio invested entirely in equity securities)
       Company                                                    consistent with the prudent employment of capital, and
                                                                  secondarily to provide reasonable opportunity for growth of capital and income. Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity
                                                                  securities) such as preferred stock; bonds, warrants or
                                                                  rights convertible into stock; and depositary receipts for those securities. The series generally seeks equity
                                                                  securities of companies believed to be undervalued. Invests at least 25% of net assets in non-convertible fixed income securities, including U.S. government securities, mortgage-
                                                                  and asset-backed securities and corporate bonds. The series may also invest in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.

-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-7


-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA                             Seeks long-term capital appreciation by investing a
                                                                  substantial portion of assets in securities of foreign
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    issuers, "growth-type" companies, cyclical industries and
                                                                  special situations that are considered to have
                                                                  appreciation possibilities.  Invests mainly in common
                                                                  stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S.
                                                                  and foreign countries.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND/VA                                   Seeks high total return (which includes growth in the
(formerly Oppenheimer Main Street Growth & Income Fund/VA)        value of its shares as well as current income) from equity and debt securities. Invests mainly in common stocks of
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    U.S. companies, and can also invest in other equity
                                                                  securities such as preferred stocks and securities
                                                                  convertible into common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA                                Seeks a high level of current income principally derived
                                                                  from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    securities of issuers in three market sectors: foreign
                                                                  governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
-----------------------------------------------------------------------------------------------------------------------------------


ILIAC Marathon Plus - 131764
                                                                III-8

                                         APPENDIX IV

                 PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO* OFFERINGS

-------------------------------------------------------------------------------------------

                                                OFFERING DATES           GUARANTEE DATES
-------------------------------------------------------------------------------------------

ING GET U.S. CORE PORTFOLIO - SERIES 4          03/12/04 - 06/10/04      06/11/04 - 06/12/09

ING GET U.S. CORE PORTFOLIO - SERIES 5          06/11/04 - 09/09/04      09/10/04 - 09/09/11

ING GET U.S. CORE PORTFOLIO - SERIES 6          09/10/04 - 12/09/04      12/10/04 - 12/09/11


ING GET U.S. CORE PORTFOLIO - SERIES 7          12/10/04 - 03/08/05      03/09/05 - 03/08/12


ING GET U.S. CORE PORTFOLIO - SERIES 8          03/09/05 - 06/07/05      06/08/05 - 06/07/12



* Previously known as ING GET Fund.



ILIAC Marathon Plus - 131764

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT B AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.


                                                               TABLE I

                                     FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
                              (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period                         $9.61      $11.092    $12.089    $12.656    $11.437    $9.976     $9.805
Value at end of period                               $11.30     $9.61      $11.092    $12.089    $12.656    $11.437    $9.976
Number of accumulation units outstanding at end of   84,238     79,520     73,665     75,859     63,517     34,438     4,827
period
FIDELITY(R)VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during
January 1995)
Value at beginning of period                         $15.71     $17.452    $18.456    $19.482    $17.786    $15.679    $13.180
Value at end of period                               $18.27     $15.71     $17.452    $18.456    $19.482    $17.786    $15.679
Number of accumulation units outstanding at end of   545,090    593,741    690,331    829,363    951,973    1,019,122  748,981
period
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during June 1995, when the
fund became available under the contract)
Value at beginning of period                         $19.08     $21.347    $24.674    $26.797    $21.872    $17.066    $13.943
Value at end of period                               $24.17     $19.08     $21.347    $24.674    $26.797    $21.872    $17.066
Number of accumulation units outstanding at end of   3,011,967  3,334,536  3,675,855  4,392,710  5,373,381  5,718,966  5,222,894
period
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during
December 1994)
Value at beginning of period                         $17.95     $21.922    $23.395    $21.883    $20.872    $18.963    $15.013
Value at end of period                               $23.07     $17.95     $21.922    $23.395    $21.883    $20.872    $18.963
Number of accumulation units outstanding at end of   3,679,829  3,974,733  4,671,456  5,036,497  6,104,314  6,923,692  6,378,264
period



                                                                  1996       1995       1994
                                                                  ----       ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during
December 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
FIDELITY(R)VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during
January 1995)
Value at beginning of period                                    $11.664    $10.000
Value at end of period                                          $13.180    $11.664
Number of accumulation units outstanding at end of              450,051    116,810
period
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during June 1995, when the
fund became available under the contract)
Value at beginning of period                                    $11.658    $10.000
Value at end of period                                          $13.943    $11.658
Number of accumulation units outstanding at end of              3,294,964  684,272
period
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during
December 1994)
Value at beginning of period                                    $13.324    $10.002    $10.000
Value at end of period                                          $15.013    $13.324    $10.002
Number of accumulation units outstanding at end of              4,200,501  913,517    17,013
period


ILIAC Marathon Plus - 131764
                                                                V-1


APPENDIX V
CONDENSED FINANCIAL INFORMATION (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
FIDELITY(R)VIP GROWTH PORTFOLIO
(Funds were first received in this option during
December 1994)
Value at beginning of period                            $17.54    $25.446    $31.342    $35.706    $26.348    $19.157    $15.734
Value at end of period                                  $22.97     $17.54    $25.446    $31.342    $35.706    $26.348    $19.157
Number of accumulation units outstanding at end of   2,283,686  2,620,007  3,217,102  3,812,422  4,177,866  4,154,250  3,697,132
period
FIDELITY(R)VIP HIGH INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during June 1995, when the
fund became available under the contract)
Value at beginning of period                             $9.53     $9.342    $10.735    $14.042    $13.168    $13.959    $12.031
Value at end of period                                  $11.96      $9.53     $9.342    $10.735    $14.042    $13.168    $13.959
Number of accumulation units outstanding at end of   1,760,439  1,611,770  1,838,001  2,107,872  2,739,738  3,196,921  2,522,965
period
FIDELITY(R)VIP INDEX 500 PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during June 1995, when the
fund became available under the contract)
Value at beginning of period                            $16.04    $20.929    $24.151    $27.005    $22.727    $17.961    $13.728
Value at end of period                                  $20.31     $16.04    $20.929    $24.151    $27.005    $22.727    $17.961
Number of accumulation units outstanding at end of   3,107,194  3,363,853  4,072,090  4,683,497  5,394,051  5,533,320  4,286,245
period
FIDELITY(R)VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during
January 1995)
Value at beginning of period                            $10.42    $13.261    $17.062    $21.391    $15.210    $13.682    $12.439
Value at end of period                                  $14.74     $10.42    $13.261    $17.062    $21.391    $15.210    $13.682
Number of accumulation units outstanding at end of     424,904    392,647    489,657    589,199    685,323    929,310    807,976
period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                             $8.39    $10.384    $14.415    $18.181    $11.640     $9.912     $9.971
Value at end of period                                  $10.71      $8.39    $10.384    $14.415    $18.181    $11.640     $9.912
Number of accumulation units outstanding at end of     179,917    191,334    218,709    253,493    183,802    199,291      5,904
period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                             $8.84    $12.836    $17.303    $18.612    $12.686    $10.152    $10.009
Value at end of period                                  $11.16      $8.84    $12.836    $17.303    $18.612    $12.686    $10.152
Number of accumulation units outstanding at end of     726,562    846,007  1,075,773  1,162,340    975,016    881,252    486,822
period




APPENDIX V
CONDENSED FINANCIAL INFORMATION (CONTINUED)
----------------------------------------------------------------------------------------------

                                                                1996       1995       1994
                                                                ----       ----       ----
FIDELITY(R)VIP GROWTH PORTFOLIO
(Funds were first received in this option during
December 1994)
Value at beginning of period                                    $13.913    $10.423    $10.000
Value at end of period                                          $15.734    $13.913    $10.423
Number of accumulation units outstanding at end of            3,260,855    885,545     17,013
period
FIDELITY(R)VIP HIGH INCOME PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during June 1995, when the
fund became available under the contract)
Value at beginning of period                                    $10.701    $10.000
Value at end of period                                          $12.031    $10.701
Number of accumulation units outstanding at end of            1,222,580    112,819
period
FIDELITY(R)VIP INDEX 500 PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during June 1995, when the
fund became available under the contract)
Value at beginning of period                                    $11.336    $10.000
Value at end of period                                          $13.728    $11.336
Number of accumulation units outstanding at end of            1,994,556    191,671
period
FIDELITY(R)VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during
January 1995)
Value at beginning of period                                    $11.143    $10.000
Value at end of period                                          $12.439    $11.143
Number of accumulation units outstanding at end of              681,094    150,017
period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period


ILIAC Marathon Plus - 131764


CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $9.24      $14.485    $19.644    $27.973    $18.803    $14.707    $14.894
Value at end of period                               $12.59     $9.24      $14.485    $19.644    $27.973    $18.803    $14.707
Number of accumulation units outstanding at end of   2,405,160  2,842,989  3,504,571  4,169,944  4,571,240  5,270,772  5,027,952
period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $18.37     $24.288    $27.438    $27.835    $23.078    $18.343    $17.979
Value at end of period                               $23.71     $18.37     $24.288    $27.438    $27.835    $23.078    $18.343
Number of accumulation units outstanding at end of   2,230,071  2,520,654  3,007,877  3,475,122  3,902,489  4,440,083  4,434,574
period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period                         $10.20     $13.775    $17.659    $18.750    $15.331    $12.641    $12.892
Value at end of period                               $12.57     $10.20     $13.775    $17.659    $18.750    $15.331    $12.641
Number of accumulation units outstanding at end of   1,734,132  2,125,862  2,768,107  3,282,514  3,631,867  4,136,851  3,899,626
period
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during
July 1994)
Value at beginning of period                         $19.73     $22.309    $23.622    $24.091    $21.507    $18.653    $15.445
Value at end of period                               $23.12     $19.73     $22.309    $23.622    $24.091    $21.507    $18.653
Number of accumulation units outstanding at end of   1,386,103  1,497,149  1,777,784  2,057,800  2,243,590  2,533,501  2,265,203
period
ING VP BOND PORTFOLIO
(Funds were first received in this option during
August 1994)
Value at beginning of period                         $16.96     $15.880    $14.811    $13.700    $13.998    $13.128    $12.294
Value at end of period                               $17.78     $16.96     $15.880    $14.811    $13.700    $13.998    $13.128
Number of accumulation units outstanding at end of   1,906,360  2,475,954  2,227,649  1,640,793  1,967,951  1,948,373  1,528,968
period
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during
May 2000)
Value at beginning of period                         $2.56      $4.424     $5.824     $9.738
Value at end of period                               $3.67      $2.56      $4.424     $5.824
Number of accumulation units outstanding at end of   822,310    476,267    451,032    366,685
period


CONDENSED FINANCIAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------------------
                                                                1996       1995       1994
                                                                ----       ----       ----
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during
November 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during
July 1994)
Value at beginning of period                                  $13.602    $10.828    $10.000
Value at end of period                                        $15.445    $13.602    $10.828
Number of accumulation units outstanding at end of            1,544,723  919,744    911,281
period
ING VP BOND PORTFOLIO
(Funds were first received in this option during
August 1994)
Value at beginning of period                                  $12.037    $10.324    $10.000
Value at end of period                                        $12.294    $12.037    $10.324
Number of accumulation units outstanding at end of            1,129,814  988,199    983,357
period
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during
May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period


ILIAC Marathon Plus - 131764
                                                                V-3

CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during
October 1994)
Value at beginning of period                            $15.02    $20.311    $25.247    $28.758    $24.839    $22.004    $17.181
Value at end of period                                  $18.67     $15.02    $20.311    $25.247    $28.758    $24.839    $22.004
Number of accumulation units outstanding at end of   3,762,254  4,488,575  5,533,623  6,649,057  7,621,660  8,999,336  8,522,639
period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $10.40    $14.840    $20.638    $23.771    $17.862    $13.158    $11.084
Value at end of period                                  $13.36     $10.40    $14.840    $20.638    $23.771    $17.862    $13.158
Number of accumulation units outstanding at end of     498,520    573,853    801,461  1,107,042    947,366    738,449    241,289
period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during September 1996, when
the fund became available under the contract.)
Value at beginning of period                            $13.49    $17.439    $20.478    $22.923    $18.704    $14.414    $10.919
Value at end of period                                  $16.78     $13.49    $17.439    $20.478    $22.923    $18.704    $14.414
Number of accumulation units outstanding at end of   1,709,966  1,883,338  2,099,794  2,629,361  2,708,365  2,252,763  1,179,485
period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during
June 1998)
Value at beginning of period                             $6.20     $8.581    $11.434    $14.554     $9.754    $10.169
Value at end of period                                   $8.08      $6.20     $8.581    $11.434    $14.554     $9.754
Number of accumulation units outstanding at end of     123,931     98,804     93,668    101,230     44,241     45,143
period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during
October 1994)
Value at beginning of period                            $13.75    $13.723    $13.392    $12.766    $12.322    $11.850    $11.394
Value at end of period                                  $13.68     $13.75    $13.723    $13.392    $12.766    $12.322    $11.850
Number of accumulation units outstanding at end of   4,086,227  6,600,978  7,306,703  5,982,730  7,902,384  6,973,165  6,770,680
period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $14.33    $18.926    $18.458    $17.540    $13.595    $13.638    $10.603
Value at end of period                                  $19.42     $14.33    $18.926    $18.458    $17.540    $13.595    $13.638
Number of accumulation units outstanding at end of   1,058,759  1,032,724    993,412    970,627    715,582    873,316    424,486
period




                                                                  1996       1995       1994
                                                                  ----       ----       ----
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during
October 1994)
Value at beginning of period                                      $14.001    $10.737    $10.000
Value at end of period                                            $17.181    $14.001    $10.737
Number of accumulation units outstanding at end of              4,919,945  3,068,782  3,178,712
period
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during September 1996, when
the fund became available under the contract.)
Value at beginning of period                                      $10.000
Value at end of period                                            $10.919
Number of accumulation units outstanding at end of                 19,177
period
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during
June 1998)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during
October 1994)
Value at beginning of period                                      $10.968    $10.489    $10.000
Value at end of period                                            $11.394    $10.968    $10.489
Number of accumulation units outstanding at end of              4,871,015  2,694,034  3,407,448
period
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period


ILIAC Marathon Plus - 131764
                                                                V-4

CONDENSED FINANCIAL INFORMATION (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)

Value at beginning of period                           $13.21    $14.814    $16.155    $16.316    $15.013    $14.377    $12.402

Value at end of period                                 $15.56     $13.21    $14.814    $16.155    $16.316    $15.013    $14.377

Number of accumulation units outstanding at end of     629,632   589,474    671,070    765,165    947,776   1,316,579  1,112,043

    period

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)

Value at beginning of period                            $12.91    $15.187    $17.415    $17.779    $15.769    $15.333    $12.970
Value at end of period                                  $15.83     $12.91    $15.187    $17.415    $17.779    $15.769    $15.333
Number of accumulation units outstanding at end of     464,322    493,887    554,667    664,702    742,494  1,027,839    898,302
period

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1995, when the portfolio became available under the contract)

Value at beginning of period                            $13.86    $14.695    $15.267    $14.772    $13.989    $13.267    $11.751
Value at end of period                                  $15.53     $13.86    $14.695    $15.267    $14.772    $13.989    $13.267
Number of accumulation units outstanding at end of     674,272    798,446    917,449    988,465  1,203,703  1,551,324  1,217,781
period

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $13.32    $18.250    $20.480    $18.847    $15.985    $13.246    $10.856
Value at end of period                                  $16.37     $13.32    $18.250    $20.480    $18.847    $15.985    $13.246
Number of accumulation units outstanding at end of     654,656    760,214    849,750    641,673    609,862    841,078    289,182
period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during
January 1995)
Value at beginning of period                            $23.08    $25.019    $26.630    $27.623    $22.101    $16.692    $13.865
Value at end of period                                  $25.95     $23.08    $25.019    $26.630    $27.623    $22.101    $16.692
Number of accumulation units outstanding at end of   1,991,913  2,369,860  2,695,283  2,943,151  2,773,992  2,277,804  1,544,831
period



                                                                1996       1995       1994
                                                                ----       ----       ----
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(The initial accumulation unit value was established
at $10.000 during August 1995, when the fund became
available under the contract)

Value at beginning of period                                   $10.587    $10.000
                                                                          -------
Value at end of period                                         $12.402    $10.587
                                                                          -------
Number of accumulation units outstanding at end of             326,292    27,089
    period                                                                ------


ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract)

Value at beginning of period                                    $10.645    $10.000
Value at end of period                                          $12.970    $10.645
Number of accumulation units outstanding at end of              298,740     15,832
period

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1995, when the portfolio became available under the contract)

Value at beginning of period                                    $10.438    $10.000
Value at end of period                                          $11.751    $10.438
Number of accumulation units outstanding at end of              492,915     28,778
period

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during
January 1995)
Value at beginning of period                                    $12.104    $10.000
Value at end of period                                          $13.865    $12.104
Number of accumulation units outstanding at end of              682,296     53,016
period


ILIAC Marathon Plus - 131764


CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during
November 1994)
Value at beginning of period                            $18.71    $17.176    $16.170    $15.433    $15.405    $14.320    $12.995
Value at end of period                                  $19.63     $18.71    $17.176    $16.170    $15.433    $15.405    $14.320
Number of accumulation units outstanding at end of     657,675    908,267    751,090    673,857    783,971    855,510    523,315
period
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during
July 1994)
Value at beginning of period                            $15.78    $21.775    $29.345    $34.828    $24.532    $18.340    $15.153
Value at end of period                                  $20.49     $15.78    $21.775    $29.345    $34.828    $24.532    $18.340
Number of accumulation units outstanding at end of   1,326,487  1,698,475  2,272,405  2,868,919  2,701,099  2,097,548  1,863,396
period
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during May 1994, when the
fund became available under the contract)
Value at beginning of period                            $12.94    $18.205    $30.497    $45.363    $20.410    $15.418    $13.879
Value at end of period                                  $17.23     $12.94    $18.205    $30.497    $45.363    $20.410    $15.418
Number of accumulation units outstanding at end of   1,295,022  1,563,269  2,092,270  2,725,308  2,409,624  1,622,089  1,558,985
period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during
April 1995)
Value at beginning of period                            $18.21    $24.786    $32.413    $38.979    $24.039    $18.910    $15.701
Value at end of period                                  $22.26     $18.21    $24.786    $32.413    $38.979    $24.039    $18.910
Number of accumulation units outstanding at end of   3,307,619  4,329,392  5,466,151  6,694,492  7,044,821  7,196,142  6,453,536
period
MFS(R)STRATEGIC INCOME SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996, when the
series became available under the contract)
Value at beginning of period                            $11.92    $11.153    $10.799    $10.440    $10.860    $10.207    $10.471
Value at end of period                                  $12.97     $11.92    $11.153    $10.799    $10.440    $10.860    $10.207
Number of accumulation units outstanding at end of     171,584    190,603    123,681    124,226    138,331    156,298    129,739
period
MFS(R)TOTAL RETURN SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996, when the
series became available under the contract)
Value at beginning of period                            $15.51    $16.586    $16.782    $14.669    $14.432    $13.030    $10.894
Value at end of period                                  $17.79     $15.51    $16.586    $16.782    $14.669    $14.432    $13.030
Number of accumulation units outstanding at end of   2,028,652  2,066,374  2,148,561  1,935,234  2,056,863  2,203,927  1,456,174
period


                                                                  1996       1995       1994
                                                                  ----       ----       ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during
November 1994)
Value at beginning of period                                      $12.071     $9.884    $10.000
Value at end of period                                            $12.995    $12.071     $9.884
Number of accumulation units outstanding at end of                225,717     45,714          0
period
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during
July 1994)
Value at beginning of period                                      $12.975    $10.109    $10.000
Value at end of period                                            $15.153    $12.975    $10.109
Number of accumulation units outstanding at end of              1,145,305    176,111      9,588
period
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was
established at $10.000 during May 1994, when the
fund became available under the contract)
Value at beginning of period                                      $13.040    $10.374    $10.000
Value at end of period                                            $13.879    $13.040    $10.374
Number of accumulation units outstanding at end of              1,248,669    187,584          0
period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during
April 1995)
Value at beginning of period                                      $12.341    $10.000
Value at end of period                                            $15.701    $12.341
Number of accumulation units outstanding at end of              3,060,432    252,485
period
MFS(R)STRATEGIC INCOME SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996, when the
series became available under the contract)
Value at beginning of period                                      $10.000
Value at end of period                                            $10.471
Number of accumulation units outstanding at end of                 38,958
period
MFS(R)TOTAL RETURN SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996, when the
series became available under the contract)
Value at beginning of period                                      $10.000
Value at end of period                                            $10.894
Number of accumulation units outstanding at end of                387,019
period


ILIAC Marathon Plus - 131764


CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                        2003       2002       2001      2000       1999       1998       1997
                                                        ----       ----       ----      ----       ----       ----       ----
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $10.34    $14.517    $21.423    $24.477    $13.520    $12.204    $10.725
Value at end of period                                  $12.80     $10.34    $14.517    $21.423    $24.477    $13.520    $12.204
Number of accumulation units outstanding at end of     603,866    645,051    827,072  1,000,873    734,834    659,693    302,223
period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $14.00    $18.231    $21.023    $20.287    $12.982    $11.539    $10.457
Value at end of period                                  $19.74     $14.00    $18.231    $21.023    $20.287    $12.982    $11.539
Number of accumulation units outstanding at end of     807,349    619,881    517,495    515,085    346,236    465,279    232,338
period
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $10.10    $12.620    $14.248    $15.839    $13.199    $12.785    $10.497
Value at end of period                                  $12.63     $10.10    $12.620    $14.248    $15.839    $13.199    $12.785
Number of accumulation units outstanding at end of   1,565,911  1,627,171  1,868,141  1,984,152  1,942,405  2,014,343    992,461
period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period                            $12.27    $11.583    $11.206    $11.072    $10.921    $10.764    $10.167
Value at end of period                                  $14.29     $12.27    $11.583    $11.206    $11.072    $10.921    $10.764
Number of accumulation units outstanding at end of     857,973    814,287    773,100    785,150    831,203    890,900    287,313
period




                                                       1996       1995       1994
                                                       ----       ----       ----
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during
May 1997)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of
period



ILIAC Marathon Plus - 131764

CONDENSED FINANCIAL INFORMATION
----------------------------------------------------------------------------------------------------------------------------------

                                                              TABLE II

                                     FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
                              (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     2003       2002       2001       2000      1999       1998
                                                                     ----       ----       ----       ----      ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.68    $11.161    $12.146   $12.696    $11.456    $10.882
Value at end of period                                                $11.41      $9.68    $11.161   $12.146    $12.696    $11.456
Number of accumulation units outstanding at end of period             71,475     65,983     61,262    59,786     58,632     56,713
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO (Funds were first
  received in this
option during May 1998)
Value at beginning of period                                          $13.13    $14.572    $15.387   $16.218    $14.783    $13.995
Value at end of period                                                $15.30     $13.13    $14.572   $15.387    $16.218    $14.783
N umber of accumulation units outstanding at end of period            135,610    133,918    140,460   163,400    183,310    154,809
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $15.35    $17.150    $19.792   $21.463    $17.492    $15.503
Value at end of period                                                $19.48     $15.35    $17.150   $19.792    $21.463    $17.492
Number of accumulation units outstanding at end of period            591,046    590,672    614,227   731,695    787,797    637,258
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.93    $15.765    $16.799   $15.689    $14.942    $15.151
Value at end of period                                                $16.64     $12.93    $15.765   $16.799    $15.689    $14.942
Number of accumulation units outstanding at end of period            795,914    820,646    895,708   877,097    992,829    919,970
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.66    $16.901    $20.785   $23.643    $17.420    $14.533
Value at end of period                                                $15.30     $11.66    $16.901   $20.785    $23.643    $17.420
Number of accumulation units outstanding at end of period            550,944    587,470    772,781   878,022    831,556    600,814
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.59     $8.409     $9.648   $12.601    $11.798    $13.167
Value at end of period                                                $10.79      $8.59     $8.409    $9.648    $12.601    $11.798
Number of accumulation units outstanding at end of period            425,259    389,530    511,032   494,024    688,516    530,362
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $13.44    $17.509    $20.173   $22.522    $18.925    $17.227
Value at end of period                                                $17.05     $13.44    $17.509   $20.173    $22.522    $18.925
Number of accumulation units outstanding at end of period            654,473    761,472    888,564   988,345  1,101,289    844,490


ILIAC Marathon Plus - 131764

CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      2003       2002       2001       2000      1999       1998
                                                                      ----       ----       ----       ----      ----       ----
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                            $8.88    $11.280    $14.491   $18.139    $12.879    $13.796
Value at end of period                                                 $12.57      $8.88    $11.280   $14.491    $18.139    $12.879
Number of accumulation units outstanding at end of period              37,597     35,341     45,272    55,033     58,815     77,431
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Funds were first received in this
option during May 1998)
Value at beginning of period                                            $8.45    $10.449    $14.482   $18.238    $11.659    $11.775
Value at end of period                                                 $10.81      $8.45    $10.449   $14.482    $18.238    $11.659
Number of accumulation units outstanding at end of period              67,796     68,657     56,361    67,478     80,485    107,009
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (Funds were first
received in this
option during May 1998)
Value at beginning of period                                            $8.91    $12.917    $17.385   $18.672    $12.708    $12.147
Value at end of period                                                 $11.27      $8.91    $12.917   $17.385    $18.672    $12.708
Number of accumulation units outstanding at end of period             203,718    243,401    308,780   314,991    289,620    214,290
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (Funds were first received in this option during May 1998)
Value at beginning of period                                            $6.31     $9.875    $13.372   $19.012    $12.761    $12.011
Value at end of period                                                  $8.61      $6.31     $9.875   $13.372    $19.012    $12.761
Number of accumulation units outstanding at end of period             359,508    393,581    482,715   555,263    554,655    503,944
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $13.36    $17.636    $19.893   $20.151    $16.682    $15.327
Value at end of period                                                 $17.27     $13.36    $17.636   $19.893    $20.151    $16.682
Number of accumulation units outstanding at end of period             244,873    234,755    281,779   293,211    304,102    272,321
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                            $7.05     $9.506    $12.169   $12.901    $10.532    $10.102
Value at end of period                                                  $8.70      $7.05     $9.506   $12.169    $12.901    $10.532
Number of accumulation units outstanding at end of period             310,163    356,088    491,018   579,224    576,382    554,095
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $14.04    $15.852    $16.759   $17.066    $15.212    $14.392
Value at end of period                                                 $16.48     $14.04    $15.852   $16.759    $17.066    $15.212
Number of accumulation units outstanding at end of period             356,122    342,040    387,907   452,342    456,097    363,745
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $14.52    $13.573    $12.640   $11.674    $11.910    $11.367
Value at end of period                                                 $15.24     $14.52    $13.573   $12.640    $11.674    $11.910
Number of accumulation units outstanding at end of period             490,687    624,875    512,374   429,645    487,814    387,995


ILIAC Marathon Plus - 131764

CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      2003       2002       2001       2000      1999       1998
                                                                      ----       ----       ----       ----      ----       ----
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (Funds were first received in this option during May 2000)
Value at beginning of period                                            $2.57     $4.435     $5.830    $9.999
Value at end of period                                                  $3.69      $2.57     $4.435    $5.830
Number of accumulation units outstanding at end of period             113,309     61,730     70,054    53,902
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $10.10    $13.640    $16.928   $19.253    $16.604    $16.554
Value at end of period                                                 $12.58     $10.10    $13.640   $16.928    $19.253    $16.604
Number of accumulation units outstanding at end of period             779,501    892,957  1,051,190  1,199,815 1,372,572  1,327,157
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $10.49    $14.948    $20.755   $23.870    $17.909    $15.809
Value at end of period                                                 $13.50     $10.49    $14.948   $20.755    $23.870    $17.909
Number of accumulation units outstanding at end of period             216,334    234,214    312,228   419,749    367,226    266,761
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $13.39    $17.281    $20.261   $22.646    $18.449    $16.421
Value at end of period                                                 $16.68     $13.39    $17.281   $20.261    $22.646    $18.449
Number of accumulation units outstanding at end of period             596,166    635,456    719,529   867,634    838,357    609,863
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                            $6.25     $8.630    $11.481   $14.592     $9.764    $10.100
Value at end of period                                                  $8.15      $6.25     $8.630   $11.481    $14.592     $9.764
Number of accumulation units outstanding at end of period              35,338     34,502     38,228    40,045     33,245     41,047
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $12.51    $12.465    $12.145   $11.561    $11.141    $10.847
Value at end of period                                                 $12.46     $12.51    $12.465   $12.145    $11.561    $11.141
Number of accumulation units outstanding at end of period             729,177  1,031,858  1,479,116   939,266  1,373,014  1,221,159
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $14.45    $19.063    $18.563   $17.613    $13.631    $15.596
Value at end of period                                                 $19.62     $14.45    $19.063   $18.563    $17.613    $13.631
Number of accumulation units outstanding at end of period             294,168    286,773    287,178   297,717    276,386    272,562
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (Funds were
first received in this option during May 1998)
Value at beginning of period                                           $12.03    $13.468    $14.665   $14.789    $13.588    $14.044
Value at end of period                                                 $14.19     $12.03    $13.468   $14.665    $14.789    $13.588
Number of accumulation units outstanding at end of period             126,684    139,966    177,460   228,739    254,767    237,468


ILIAC Marathon Plus - 131764

CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     2003       2002       2001       2000      1999       1998
                                                                     ----       ----       ----       ----      ----       ----
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (Funds were
first received in this option during May 1998)
Value at beginning of period                                          $11.55    $13.557    $15.521   $15.822    $14.012    $14.947
Value at end of period                                                $14.18     $11.55    $13.557   $15.521    $15.822    $14.012
Number of accumulation units outstanding at end of period             92,633     97,671    121,059   128,642    143,278    160,746
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO (Funds were
first received in this option during May 1998)
Value at beginning of period                                          $12.99    $13.757    $14.271   $13.787    $13.037    $13.073
Value at end of period                                                $14.58     $12.99    $13.757   $14.271    $13.787    $13.037
Number of accumulation units outstanding at end of period            244,360    283,368    327,498   368,911    430,582    467,027
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $13.44    $18.382    $20.596   $18.926    $16.028    $15.274
Value at end of period                                                $16.53     $13.44    $18.382   $20.596    $18.926    $16.028
Number of accumulation units outstanding at end of period            137,774    171,772    211,524   157,762    160,010    173,741
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $18.46    $19.980    $21.234   $21.992    $17.569    $15.156
Value at end of period                                                $20.79     $18.46    $19.980   $21.234    $21.992    $17.569
Number of accumulation units outstanding at end of period            588,055    673,360    769,234   827,115    807,835    480,187
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $15.73    $14.419    $13.554   $12.916    $12.873    $12.363
Value at end of period                                                $16.53     $15.73    $14.419   $13.554    $12.916    $12.873
Number of accumulation units outstanding at end of period            167,980    212,110    219,466   201,337    249,484    221,988
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.30    $15.570    $20.951   $24.827    $17.461    $15.094
Value at end of period                                                $14.70     $11.30    $15.570   $20.951    $24.827    $17.461
Number of accumulation units outstanding at end of period            287,050    346,670    470,608   586,508    521,852    281,234
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.03    $12.690    $21.226   $31.525    $14.162    $12.108
Value at end of period                                                $12.05      $9.03    $12.690   $21.226    $31.525    $14.162
Number of accumulation units outstanding at end of period            317,328    357,736    466,910   667,971    532,221    216,958
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (Funds were first
received in this option during May 1998)
Value at beginning of period                                         $13.23    $17.979    $23.476   $28.189    $17.358    $16.509
Value at end of period                                               $16.19     $13.23    $17.979   $23.476    $28.189    $17.358
Number of accumulation units outstanding at end of period           640,259    816,356    978,798  1,190,701 1,226,256    941,812

CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     2003       2002       2001       2000      1999       1998
                                                                     ----       ----       ----       ----      ----       ----
MFS(R) STRATEGIC INCOME SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.04    $11.249    $10.875   $10.498    $10.904    $10.312
Value at end of period                                                $13.13     $12.04    $11.249   $10.875    $10.498    $10.904
Number of accumulation units outstanding at end of period             22,704     37,246     32,268    18,002     18,980     29,055
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $15.67    $16.730    $16.901   $14.751    $14.491    $14.096
Value at end of period                                                $18.00     $15.67    $16.730   $16.901    $14.751    $14.491
Number of accumulation units outstanding at end of period            455,399    475,213    486,346   422,692    483,033    400,396
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $10.43    $14.622    $21.545   $24.578    $13.556    $14.076
Value at end of period                                                $12.93     $10.43    $14.622   $21.545    $24.578    $13.556
Number of accumulation units outstanding at end of period            207,574    228,736    262,224   311,924    251,983    211,732
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $14.12    $18.363    $21.142   $20.372    $13.016    $13.007
Value at end of period                                                $19.94     $14.12    $18.363   $21.142    $20.372    $13.016
Number of accumulation units outstanding at end of period            157,881    120,065     95,209    91,348     82,153    113,575
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $10.19    $12.711    $14.329   $15.905    $13.234    $14.890
Value at end of period                                                $12.76     $10.19    $12.711   $14.329    $15.905    $13.234
Number of accumulation units outstanding at end of period            538,157    567,565    616,805   642,720    685,331    602,061
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.38    $11.667    $11.269   $11.118    $10.950    $11.084
Value at end of period                                                $14.43     $12.38    $11.667   $11.269    $11.118    $10.950
Number of accumulation units outstanding at end of period            178,956    197,895    230,730   248,905    307,278    254,861


                                     PART B

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
                                       OF
--------------------------------------------------------------------------------
                     ING LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                   MAY 1, 2004


                                  MARATHON PLUS


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 1, 2004.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling our Service Center at

                             Customer Service Center
                                                          P.O. Box 9271
                            Des Moines, IA 50306-9271
                                 1-800-531-4547

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                            Page
General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts



Income Phase Payments
Sales Material and Advertising
Independent Auditors
Consolidated Financial Statements of ING Life Insurance and Annuity
Company and Subsidiaries                                                     F-
Financial Statements of the Separate Account                                 S-

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2003, the Company (ING Life Insurance and Annuity Company) and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $83,358.64, $94,896.76, and $95,466.36, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

  * If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors for the separate account and for the Company for the year ended December 31, 2003. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                            2

Audited Financial Statements

Statements of Assets and Liabilities                                      5
Statements of Operations                                                 29
Statements of Changes in Net Assets                                      53
Notes to Financial Statements                                            83

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Government Securities Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
  Alger American Balanced Portfolio
  Alger American Income & Growth Portfolio
  Alger American Leveraged AllCap Portfolio
AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein VPSF Growth and Income Class A
  AllianceBernstein VPSF Premier Growth Class A
  AllianceBernstein VPSF Quasar Class A
American Century(R) Investments:
  American Century(R) VP Balanced Fund
  American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
  Federated American Leaders Fund II
  Federated Capital Income Fund II
  Federated Equity Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated Growth Strategies Fund II
  Federated High Income Bond Fund II
  Federated International Equity Fund II
  Federated Prime Money Fund II
Fidelity(R) Variable Insurance Products Fund:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class
  Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class
  Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class
  Fidelity(R) VIP Index 500 Portfolio - Initial Class
  Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity(R) VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H

  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series M
  ING GET Fund - Series N
  ING GET Fund - Series P
  ING GET Fund - Series Q
  ING GET Fund - Series R
  ING GET Fund - Series S
  ING GET Fund - Series T
  ING GET Fund - Series U
  ING GET Fund - Series V
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Investors Trust:
  ING MFS Total Return Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Service Class
  ING Alger Growth Portfolio - Service Class
  ING American Century Small Cap Value Portfolio - Service Class ING Baron Small Cap Growth Portfolio - Service Class
  ING DSI Enhanced Index Portfolio - Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class
  ING MFS Research Equity Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Fundamental Value Portfolio - Service Class ING Salomon Brothers Investors Value Portfolio - Service Class ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class
  ING Van Kampen Comstock Portfolio - Service Class
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 1
  ING GET U.S. Core Portfolio - Series 2
  ING GET U.S. Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R
  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio - Class R
  ING VP Growth Opportunities Portfolio - Class S
  ING VP International Value Portfolio - Class R
  ING VP MagnaCap Portfolio - Class R
  ING VP MagnaCap Portfolio - Class S
  ING VP MidCap Opportunities Portfolio - Class R
  ING VP MidCap Opportunities Portfolio - Class S
  ING VP SmallCap Opportunities Portfolio - Class R

  ING VP SmallCap Opportunities Portfolio - Class S
Janus Aspen Series:
  Janus Aspen Balanced Portfolio - Inst Shares
  Janus Aspen Flexible Income Portfolio - Inst Shares
  Janus Aspen Growth Portfolio - Inst Shares
  Janus Aspen Mid Cap Growth Portfolio - Inst Shares
  Janus Aspen Worldwide Growth Portfolio - Inst Shares
Lord Abbett Funds:
  Lord Abbett Growth and Income Portfolio
  Lord Abbett Mid-Cap Value Portfolio
MFS(R) Funds:
  MFS(R) Global Governments Series
  MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio - Class I
  Pioneer Fund VCT Portfolio - Class I
  Pioneer Mid Cap Value VCT Portfolio - Class I
Prudential Series Fund, Inc.:
  Jennison Portfolio - Class II Shares
  SP Jennison International Growth Portfolio - Class II Shares
UBS Series Trust:
  UBS Tactical Allocation Portfolio - Class I

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP


Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        AIM V.I.                        AIM V.I.                        AIM V.I.
                                         CAPITAL        AIM V.I.       GOVERNMENT       AIM V.I.         PREMIER
                                      APPRECIATION     CORE EQUITY     SECURITIES        GROWTH          EQUITY
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 17,500          34,908          15,026          18,067          42,830
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      16,418   $      29,543   $      15,026   $      16,798   $      40,439
Contracts in payout (annuitization)
   period                                     1,082           5,365               -           1,269           2,391
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      =============   =============   =============   =============   =============
Total number of shares                      822,346       1,667,044       1,228,608       1,218,249       2,117,163
                                      =============   =============   =============   =============   =============
Cost of shares                        $      16,939   $      33,390   $      15,267   $      18,318   $      45,615
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                          ALGER           ALGER         ALLIANCE        ALLIANCE
                                          ALGER         AMERICAN        AMERICAN        BERNSTEIN       BERNSTEIN
                                        AMERICAN        INCOME &        LEVERAGED      VPSF GROWTH    VPSF PREMIER
                                        BALANCED         GROWTH          ALLCAP        AND INCOME        GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,367           6,470           6,443          34,971           7,314
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      =============   =============   =============   =============   =============
Total number of shares                      179,846         690,542         229,364       1,604,168         338,936
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,284   $       6,887   $       6,796   $      34,038   $       7,374
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        ALLIANCE        AMERICAN        AMERICAN
                                        BERNSTEIN      CENTURY(R)      CENTURY(R)        CALVERT        FEDERATED
                                          VPSF             VP              VP            SOCIAL         AMERICAN
                                         QUASAR         BALANCED      INTERNATIONAL     BALANCED         LEADERS
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  3,918           1,420           1,346           2,228          51,717
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       3,918   $       1,420   $       1,346   $       2,228   $      51,632
Contracts in payout (annuitization)
   period                                         -               -               -               -              85
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      =============   =============   =============   =============   =============
Total number of shares                      385,297         210,706         209,301       1,267,338       2,707,703
                                      =============   =============   =============   =============   =============
Cost of shares                        $       3,317   $       1,335   $       1,352   $       2,138   $      53,375
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                        FEDERATED
                                        FEDERATED       FEDERATED      FUND FOR US      FEDERATED       FEDERATED
                                         CAPITAL         EQUITY        GOVERNMENT        GROWTH        HIGH INCOME
                                         INCOME          INCOME        SECURITIES      STRATEGIES         BOND
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,460          11,005           9,833          11,813          15,774
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,443   $      10,912   $       9,830   $      11,813   $      15,754
Contracts in payout (annuitization)
   period                                        17              93               3               -              20
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      =============   =============   =============   =============   =============
Total number of shares                      765,453         907,239         835,471         648,725       1,974,219
                                      =============   =============   =============   =============   =============
Cost of shares                        $       8,665   $      12,440   $       9,465   $      17,049   $      15,223
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        FEDERATED       FEDERATED      FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                      INTERNATIONAL       PRIME         VIP ASSET          VIP         VIP EQUITY-
                                         EQUITY           MONEY        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,565           4,930          12,034         188,055         192,149
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,520   $       4,930   $      12,034   $     188,055   $     192,149
Contracts in payout (annuitization)
   period                                        45               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      =============   =============   =============   =============   =============
Total number of shares                      566,464       4,929,941         832,202       8,130,350       8,289,421
                                      =============   =============   =============   =============   =============
Cost of shares                        $      11,119   $       4,930   $      11,306   $     166,186   $     175,158
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                       FIDELITY(R)
                                                       FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)
                                       FIDELITY(R)      VIP HIGH           VIP         INVESTMENT          VIP
                                       VIP GROWTH        INCOME         INDEX 500      GRADE BOND       OVERSEAS
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                125,864          56,970          74,266           2,244          13,904
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $     125,864   $      54,477   $      74,266   $       2,244   $      13,904
Contracts in payout (annuitization)
   period                                         -           2,493               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      =============   =============   =============   =============   =============
Total number of shares                    4,054,892       8,197,185         588,804         164,409         891,878
                                      =============   =============   =============   =============   =============
Cost of shares                        $     127,838   $      48,899   $      71,884   $       2,081   $      12,868
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        FRANKLIN
                                          SMALL          ING GET         ING GET         ING GET         ING GET
                                        CAP VALUE        FUND -          FUND -          FUND -          FUND -
                                       SECURITIES       SERIES D        SERIES E        SERIES G        SERIES H
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    662          86,431         238,886         138,281         105,009
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         662   $      86,431   $     238,886   $     138,281   $     105,009
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      =============   =============   =============   =============   =============
Total number of shares                       52,226       9,435,712      24,627,419      14,081,614      10,459,101
                                      =============   =============   =============   =============   =============
Cost of shares                        $         535   $      92,027   $     243,729   $     140,594   $     105,295
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          FUND -          FUND -
                                        SERIES I        SERIES J        SERIES K        SERIES L        SERIES M
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 74,750          60,090          70,505          66,868          94,718
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      =============   =============   =============   =============   =============
Total number of shares                    7,423,043       6,021,011       6,925,817       6,614,045       9,304,356
                                      =============   =============   =============   =============   =============
Cost of shares                        $      74,294   $      59,619   $      69,410   $      65,216   $      91,425
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          FUND -          FUND -
                                        SERIES N        SERIES P        SERIES Q        SERIES R        SERIES S
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 76,785          58,003          44,336          38,175          44,140
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      =============   =============   =============   =============   =============
Total number of shares                    7,469,328       5,625,862       4,198,488       3,564,466       4,144,631
                                      =============   =============   =============   =============   =============
Cost of shares                        $      76,207   $      56,200   $      41,928   $      35,717   $      41,546
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          ING VP          ING VP
                                        SERIES T        SERIES U        SERIES V        BALANCED          BOND
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 32,020          30,078          74,677         172,818         143,435
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      32,020   $      30,078   $      74,677   $     128,409   $     129,468
Contracts in payout (annuitization)
   period                                         -               -               -          44,409          13,967
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      =============   =============   =============   =============   =============
Total number of shares                    2,992,478       2,797,930       7,566,067      13,825,445      10,136,717
                                      =============   =============   =============   =============   =============
Cost of shares                        $      29,999   $      28,024   $      75,763   $     172,181   $     134,359
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                         ING VP          ING VP
                                         ING VP          ING VP          ING VP        STRATEGIC       STRATEGIC
                                        EMERGING          MONEY          NATURAL       ALLOCATION      ALLOCATION
                                         MARKETS         MARKET         RESOURCES       BALANCED         GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    809         173,894           1,732          16,937          14,808
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         809   $     165,313   $       1,732   $      14,681   $      12,889
Contracts in payout (annuitization)
   period                                         -           8,581               -           2,256           1,919
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      =============   =============   =============   =============   =============
Total number of shares                      122,932      13,441,074         109,502       1,325,272       1,111,734
                                      =============   =============   =============   =============   =============
Cost of shares                        $         706   $     173,306   $       1,480   $      16,478   $      14,195
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP
                                        STRATEGIC                      ING T. ROWE      ING ALGER
                                       ALLOCATION        ING MFS      PRICE EQUITY     AGGRESSIVE       ING ALGER
                                         INCOME       TOTAL RETURN       INCOME          GROWTH          GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      19,422   $         401   $         704   $       1,017   $         380
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 19,422             401             704           1,017             380
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      19,422   $         401   $         704   $       1,017   $         380
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      15,836   $         401   $         704   $       1,017   $         380
Contracts in payout (annuitization)
   period                                     3,586               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      19,422   $         401   $         704   $       1,017   $         380
                                      =============   =============   =============   =============   =============
Total number of shares                    1,577,771          23,278          58,104         138,185          42,936
                                      =============   =============   =============   =============   =============
Cost of shares                        $      19,081   $         389   $         625   $         969   $         347
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                           ING                         ING GOLDMAN         ING
                                      ING AMERICAN        BARON          ING DSI        SACHS(R)        JPMORGAN
                                      CENTURY SMALL     SMALL CAP       ENHANCED         CAPITAL         FLEMING
                                        CAP VALUE        GROWTH           INDEX          GROWTH       INTERNATIONAL
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         561   $       1,381   $           6   $          25   $      34,019
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    561           1,381               6              25          34,019
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         561   $       1,381   $           6   $          25   $      34,019
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         561   $       1,381   $           6   $          25   $      32,160
Contracts in payout (annuitization)
   period                                         -               -               -               -           1,859
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         561   $       1,381   $           6   $          25   $      34,019
                                      =============   =============   =============   =============   =============
Total number of shares                       52,099         118,094             796           2,425       3,249,196
                                      =============   =============   =============   =============   =============
Cost of shares                        $         480   $       1,222   $           6   $          22   $      30,774
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                           ING                             ING                             ING
                                        JPMORGAN         ING MFS           MFS           ING MFS          OPCAP
                                         MID CAP         CAPITAL         GLOBAL         RESEARCH        BALANCED
                                          VALUE       OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         678   $      39,287   $           5   $      42,940   $       1,250
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    678          39,287               5          42,940           1,250
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         678   $      39,287   $           5   $      42,940   $       1,250
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         678   $      36,463   $           5   $      42,940   $       1,250
Contracts in payout (annuitization)
   period                                         -           2,824               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         678   $      39,287   $           5   $      42,940   $       1,250
                                      =============   =============   =============   =============   =============
Total number of shares                       57,016       1,622,750             435       5,694,962         101,723
                                      =============   =============   =============   =============   =============
Cost of shares                        $         601   $      36,389   $           5   $      45,393   $       1,170
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                       ING SALOMON     ING SALOMON     ING SALOMON
                                                        BROTHERS        BROTHERS        BROTHERS       ING T. ROWE
                                        ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS     PRICE GROWTH
                                      TOTAL RETURN       GROWTH           VALUE           VALUE          EQUITY
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,613          58,639           1,215             179          74,887
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,613   $      57,096   $       1,215   $         179   $      69,506
Contracts in payout (annuitization)
   period                                         -           1,543               -               -           5,381
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      =============   =============   =============   =============   =============
Total number of shares                      246,233       1,610,512          73,242          13,777       1,651,318
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,652   $      56,001   $       1,130   $         161   $      70,957
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING UBS         ING VAN         ING VP          ING GET         ING GET
                                      TACTICAL ASSET     KAMPEN        GROWTH AND      U.S. CORE -     U.S. CORE -
                                       ALLOCATION       COMSTOCK         INCOME         SERIES 1        SERIES 2
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $          53   $         899   $     455,361   $      25,945   $      24,501
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                     53             899         455,361          25,945          24,501
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $          53   $         899   $     455,361   $      25,945   $      24,501
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $          53   $         899   $     351,987   $      25,945   $      24,501
Contracts in payout (annuitization)
   period                                         -               -         103,374               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $          53   $         899   $     455,361   $      25,945   $      24,501
                                      =============   =============   =============   =============   =============
Total number of shares                        1,754          85,006      24,910,333       2,506,810       2,430,686
                                      =============   =============   =============   =============   =============
Cost of shares                        $          50   $         807   $     554,426   $      25,084   $      24,319
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET                         ING VP          ING VP          ING VP
                                       U.S. CORE -       ING VP        INDEX PLUS      INDEX PLUS      INDEX PLUS
                                        SERIES 3         GROWTH         LARGECAP         MIDCAP         SMALLCAP
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  1,965          32,091         186,926          15,032           6,712
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       1,965   $      29,189   $     141,950   $      15,032   $       6,712
Contracts in payout (annuitization)
   period                                         -           2,902          44,976               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      =============   =============   =============   =============   =============
Total number of shares                      196,398       3,593,634      13,805,434         961,121         496,429
                                      =============   =============   =============   =============   =============
Cost of shares                        $       1,965   $      31,872   $     178,876   $      12,438   $       5,537
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                         ING VP
                                         ING VP          ING VP                          ING VP          GROWTH
                                      INTERNATIONAL       SMALL          ING VP           VALUE       OPPORTUNITIES
                                         EQUITY          COMPANY       TECHNOLOGY      OPPORTUNITY      - CLASS R
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  8,924          80,458          13,372          18,645              49
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       7,411   $      73,471   $      13,372   $      18,645   $          49
Contracts in payout (annuitization)
   period                                     1,513           6,987               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      =============   =============   =============   =============   =============
Total number of shares                    1,181,983       4,602,850       3,455,188       1,543,489           9,878
                                      =============   =============   =============   =============   =============
Cost of shares                        $       8,012   $      69,275   $      11,410   $      19,656   $          45
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP                                                          ING VP
                                         GROWTH          ING VP          ING VP          ING VP          MIDCAP
                                      OPPORTUNITIES   INTERNATIONAL     MAGNACAP        MAGNACAP      OPPORTUNITIES
                                        - CLASS S         VALUE         - CLASS R       - CLASS S       - CLASS R
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         853   $       1,199   $          42   $         928   $         905
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    853           1,199              42             928             905
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         853   $       1,199   $          42   $         928   $         905
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         853   $       1,199   $          42   $         928   $         905
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         853   $       1,199   $          42   $         928   $         905
                                      =============   =============   =============   =============   =============
Total number of shares                      171,230         108,885           4,803         104,530         147,217
                                      =============   =============   =============   =============   =============
Cost of shares                        $         774   $         982   $          35   $         822   $         781
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP          ING VP          ING VP                           JANUS
                                         MIDCAP         SMALLCAP        SMALLCAP          JANUS           ASPEN
                                      OPPORTUNITIES   OPPORTUNITIES   OPPORTUNITIES       ASPEN         FLEXIBLE
                                        - CLASS S       - CLASS R       - CLASS S       BALANCED         INCOME
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,818           1,392           4,528         186,531          22,158
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      =============   =============   =============   =============   =============
Total number of shares                    1,115,847          94,315         308,460       8,117,083       1,774,047
                                      =============   =============   =============   =============   =============
Cost of shares                        $       5,861   $       1,403   $       3,901   $     184,245   $      21,622
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                       JANUS ASPEN     JANUS ASPEN     LORD ABBETT     LORD ABBETT
                                       JANUS ASPEN       MID CAP        WORLDWIDE      GROWTH AND        MID-CAP
                                         GROWTH          GROWTH          GROWTH          INCOME           VALUE
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                105,326          88,717         190,923           3,110           1,217
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      98,579   $      88,717   $     183,912   $       3,110   $       1,217
Contracts in payout (annuitization)
   period                                     6,747               -           7,011               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      =============   =============   =============   =============   =============
Total number of shares                    5,477,159       4,145,640       7,394,403         126,831          71,402
                                      =============   =============   =============   =============   =============
Cost of shares                        $     105,411   $      74,298   $     194,181   $       2,765   $       1,020
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         MFS (R)         MFS(R)        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                         GLOBAL          TOTAL         AGGRESSIVE        GLOBAL           MAIN
                                       GOVERNMENTS       RETURN          GROWTH        SECURITIES       STREET(R)
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,524         110,405          29,115          29,539          65,121
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,524   $     110,405   $      27,884   $      29,539   $      58,386
Contracts in payout (annuitization)
   period                                         -               -           1,231               -           6,735
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      =============   =============   =============   =============   =============
Total number of shares                      228,998       5,638,645         793,103       1,177,804       3,391,699
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,367   $     106,577   $      28,637   $      25,891   $      62,747
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                       OPPENHEIMER       PIONEER         PIONEER       PIONEER MID
                                        STRATEGIC     EQUITY INCOME       FUND          CAP VALUE      PRUDENTIAL
                                          BOND             VCT             VCT             VCT          JENNISON
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      42,500   $         253   $           4   $         739   $         859
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 42,500             253               4             739             859
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      42,500   $         253   $           4   $         739   $         859
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      40,566   $         253   $           4   $         739   $         859
Contracts in payout (annuitization)
   period                                     1,934               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      42,500   $         253   $           4   $         739   $         859
                                      =============   =============   =============   =============   =============
Total number of shares                    8,415,845          13,974             223          36,082          52,212
                                      =============   =============   =============   =============   =============
Cost of shares                        $      37,793   $         210   $           4   $         683   $         732
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                       PRUDENTIAL
                                      SP JENNISON
                                      INTERNATIONAL   UBS TACTICAL
                                         GROWTH        ALLOCATION
                                      -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       3,269   $      11,708
                                      -------------   -------------
Total assets                                  3,269          11,708
                                      -------------   -------------

Net assets                            $       3,269   $      11,708
                                      =============   =============
NET ASSETS
Accumulation units                    $       3,269   $      11,708
Contracts in payout (annuitization)
   period                                         -               -
                                      -------------   -------------
Total net assets                      $       3,269   $      11,708
                                      =============   =============
Total number of shares                      560,755         953,419
                                      =============   =============
Cost of shares                        $       2,986   $      11,626
                                      =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  AIM V.I.                          AIM V.I.                          AIM V.I.
                                                  CAPITAL           AIM V.I.       GOVERNMENT        AIM V.I.         PREMIER
                                                APPRECIATION      CORE EQUITY      SECURITIES         GROWTH           EQUITY
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $         316    $         365    $           -    $         120
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -              316              365                -              120
Expenses:
  Mortality and expense risk and
    other charges                                         198              388              282              197              515
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            198              388              282              197              515
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                             (198)             (72)              83             (197)            (395)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (625)            (546)             603             (678)          (2,160)
Capital gains distributions                                 -                -                6                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (625)            (546)             609             (678)          (2,160)
Net unrealized appreciation
  (depreciation) of investments                         4,685            7,126             (826)           4,981           11,202
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       3,862    $       6,508    $        (134)   $       4,106    $       8,647
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ALGER            ALGER           ALLIANCE         ALLIANCE
                                                   ALGER           AMERICAN         AMERICAN         BERNSTEIN        BERNSTEIN
                                                  AMERICAN         INCOME &         LEVERAGED       VPSF GROWTH     VPSF PREMIER
                                                  BALANCED          GROWTH           ALLCAP         AND INCOME         GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          54    $          20    $           -    $         257    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    54               20                -              257                -
Expenses:
  Mortality and expense risk and
    other charges                                          35               88               86              332               86
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             35               88               86              332               86
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               19              (68)             (86)             (75)             (86)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (34)            (339)            (265)            (917)            (358)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         (34)            (339)            (265)            (917)            (358)
Net unrealized appreciation
  (depreciation) of investments                           413            1,960            2,058            8,091            1,693
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         398    $       1,553    $       1,707    $       7,099    $       1,249
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ALLIANCE         AMERICAN         AMERICAN
                                                  BERNSTEIN       CENTURY(R)       CENTURY(R)         CALVERT         FEDERATED
                                                    VPSF              VP               VP             SOCIAL          AMERICAN
                                                   QUASAR          BALANCED       INTERNATIONAL      BALANCED          LEADERS
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          40    $          11    $          40    $         774
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               40               11               40              774
Expenses:
  Mortality and expense risk and
    other charges                                          23               21               19               24              680
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             23               21               19               24              680
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (23)              19               (8)              16               94
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (125)              (7)             (99)             (37)          (2,953)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (125)              (7)             (99)             (37)          (2,953)
Net unrealized appreciation
  (depreciation) of investments                           864              227              372              343           13,953
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         716    $         239    $         265    $         322    $      11,094
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    FEDERATED                         FEDERATED
                                                  FEDERATED        FEDERATED       FUND FOR US       FEDERATED          HIGH
                                                   CAPITAL          EQUITY         GOVERNMENT         GROWTH           INCOME
                                                   INCOME           INCOME         SECURITIES       STRATEGIES          BOND
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         441    $         200    $         434    $           -    $       1,247
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   441              200              434                -            1,247
Expenses:
  Mortality and expense risk and
    other charges                                          91              142              159              148              230
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             91              142              159              148              230
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              350               58              275             (148)           1,017
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (1,548)            (540)             371             (421)            (971)
Capital gains distributions                                 -                -               56                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (1,548)            (540)             427             (421)            (971)
Net unrealized appreciation
  (depreciation) of investments                         2,295            2,785             (608)           3,953            3,008
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,097    $       2,303    $          94    $       3,384    $       3,054
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  FEDERATED        FEDERATED       FIDELITY(R)      FIDELITY(R)      FIDELITY(R)
                                                INTERNATIONAL        PRIME          VIP ASSET           VIP          VIP EQUITY-
                                                   EQUITY            MONEY         MANAGER(SM)     CONTRAFUND(R)       INCOME
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          44    $         406    $         715    $       2,774
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               44              406              715            2,774
Expenses:
  Mortality and expense risk and
    other charges                                          83               88              156            1,973            2,021
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             83               88              156            1,973            2,021
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (83)             (44)             250           (1,258)             753
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (781)               -              (99)          (2,724)          (6,755)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (781)               -              (99)          (2,724)          (6,755)
Net unrealized appreciation
  (depreciation) of investments                         2,426                -            1,563           42,317           47,447
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,562    $         (44)   $       1,714    $      38,335    $      41,445
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    FIDELITY(R)
                                                                  FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)
                                                 FIDELITY(R)       VIP HIGH            VIP          INVESTMENT           VIP
                                                 VIP GROWTH         INCOME          INDEX 500       GRADE BOND        OVERSEAS
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         287    $       2,950    $         996    $         113    $          59
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   287            2,950              996              113               59
Expenses:
  Mortality and expense risk and
    other charges                                       1,348              624              917               37               98
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,348              624              917               37               98
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,061)           2,326               79               76              (39)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (3,844)           1,393           (2,618)              49            1,142
Capital gains distributions                                 -                -                -               40                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (3,844)           1,393           (2,618)              89            1,142
Net unrealized appreciation
  (depreciation) of investments                        34,021            6,885           18,365              (69)           2,299
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $      29,116    $      10,604    $      15,826    $          96    $       3,402
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  FRANKLIN
                                                  SMALL CAP         ING GET          ING GET          ING GET          ING GET
                                                    VALUE           FUND -           FUND -           FUND -           FUND -
                                                 SECURITIES        SERIES D         SERIES E         SERIES G         SERIES H
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           1    $       3,929    $      10,827    $       6,123    $       4,655
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     1            3,929           10,827            6,123            4,655
Expenses:
  Mortality and expense risk and
    other charges                                           4            1,441            4,433            2,635            1,946
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4            1,441            4,433            2,635            1,946
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (3)           2,488            6,394            3,488            2,709
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    18           (1,414)            (903)            (335)             (63)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          18           (1,414)            (903)            (335)             (63)
Net unrealized appreciation
  (depreciation) of investments                           125             (988)          (2,753)          (2,355)          (1,049)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         140    $          86    $       2,738    $         798    $       1,597
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           FUND -           FUND -
                                                  SERIES I         SERIES J         SERIES K         SERIES L         SERIES M
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,734    $       2,406    $       2,430    $       2,470    $       3,721
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,734            2,406            2,430            2,470            3,721
Expenses:
  Mortality and expense risk and
    other charges                                       1,365            1,153            1,483            1,394            2,115
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,365            1,153            1,483            1,394            2,115
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            1,369            1,253              947            1,076            1,606
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   100              148              303              343            1,021
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         100              148              303              343            1,021
Net unrealized appreciation
  (depreciation) of investments                          (373)            (799)            (922)            (356)            (674)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,096    $         602    $         328    $       1,063    $       1,953
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           FUND -           FUND -
                                                  SERIES N         SERIES P         SERIES Q         SERIES R         SERIES S
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,210    $       1,722    $           1    $           6    $          47
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,210            1,722                1                6               47
Expenses:
  Mortality and expense risk and
    other charges                                       1,673            1,376              992              797              956
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,673            1,376              992              797              956
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              537              346             (991)            (791)            (909)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    65              663              462              290              493
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          65              663              462              290              493
Net unrealized appreciation
  (depreciation) of investments                         1,328              303            2,082            2,111            2,330
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,930    $       1,312    $       1,553    $       1,610    $       1,914
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           ING VP           ING VP
                                                  SERIES T         SERIES U         SERIES V         BALANCED           BOND
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          48    $           -    $           -    $       3,122    $       2,772
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    48                -                -            3,122            2,772
Expenses:
  Mortality and expense risk and
    other charges                                         702              568              915            1,846            1,952
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            702              568              915            1,846            1,952
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                             (654)            (568)            (915)           1,276              820
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   412              768             (307)          (6,377)           1,734
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         412              768             (307)          (6,377)           1,734
Net unrealized appreciation
  (depreciation) of investments                         1,635            2,053           (1,086)          30,184            5,194
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,393    $       2,253    $      (2,308)   $      25,083    $       7,748
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                      ING VP           ING VP
                                                   ING VP           ING VP           ING VP          STRATEGIC        STRATEGIC
                                                  EMERGING           MONEY           NATURAL        ALLOCATION       ALLOCATION
                                                   MARKETS          MARKET          RESOURCES        BALANCED          GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $       4,119    $           -    $         220    $         113
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -            4,119                -              220              113
Expenses:
  Mortality and expense risk and
    other charges                                          10            2,819               19              187              154
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             10            2,819               19              187              154
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (10)           1,300              (19)              33              (41)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (21)          (1,414)             (20)            (421)            (254)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         (21)          (1,414)             (20)            (421)            (254)
Net unrealized appreciation
  (depreciation) of investments                           287             (660)             435            2,802            2,920
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         256    $        (774)   $         396    $       2,414    $       2,625
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP
                                                  STRATEGIC         ING MFS        ING T. ROWE       ING ALGER
                                                 ALLOCATION          TOTAL        PRICE EQUITY      AGGRESSIVE        ING ALGER
                                                   INCOME           RETURN           INCOME           GROWTH           GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         456    $           2    $           2    $           -    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   456                2                2                -                -
Expenses:
  Mortality and expense risk and
    other charges                                         255                -                2                4                1
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            255                -                2                4                1
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              201                2                -               (4)              (1)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (299)               2                6               71                9
Capital gains distributions                                 -                -                1                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (299)               2                7               71                9
Net unrealized appreciation
  (depreciation) of investments                         2,310               12               79               59               34
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       2,212    $          16    $          86    $         126    $          42
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                         ING
                                              ING AMERICAN       ING BARON         ING DSI         ING GOLDMAN        JPMORGAN
                                              CENTURY SMALL      SMALL CAP        ENHANCED       SACHS(R) CAPITAL      FLEMING
                                                CAP VALUE         GROWTH            INDEX             GROWTH        INTERNATIONAL
                                              -------------    -------------    -------------    ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           1    $           -    $           -    $              -   $         305
                                              -------------    -------------    -------------    ----------------   -------------
Total investment income                                   1                -                -                   -             305
Expenses:
  Mortality and expense risk and
    other charges                                         3                6                -                   -             308
                                              -------------    -------------    -------------    ----------------   -------------
Total expenses                                            3                6                -                   -             308
                                              -------------    -------------    -------------    ----------------   -------------
Net investment income (loss)                             (2)              (6)               -                   -              (3)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  40               37                1                   -           4,418
Capital gains distributions                              14                -                -                   -               -
                                              -------------    -------------    -------------    ----------------   -------------
Total realized gain (loss) on investments
  and capital gains distributions                        54               37                1                   -           4,418
Net unrealized appreciation
  (depreciation) of investments                          74              159                -                   4           3,476
                                              -------------    -------------    -------------    ----------------   -------------
Net increase (decrease) in net assets
  resulting from operations                   $         126    $         190    $           1    $              4   $       7,891
                                              =============    =============    =============    ================   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                       ING              ING              ING
                                                     ING            ING MFS            MFS              MFS             OPCAP
                                                  JPMORGAN          CAPITAL          GLOBAL          RESEARCH         BALANCED
                                                MID CAP VALUE    OPPORTUNITIES       GROWTH           EQUITY            VALUE
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           2    $          74    $           -    $         237    $          11
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     2               74                -              237               11
Expenses:
  Mortality and expense risk and
    other charges                                           4              449                -              526                4
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4              449                -              526                4
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (2)            (375)               -             (289)               7
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    20           (7,641)               3           (1,984)               8
Capital gains distributions                                 5                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          25           (7,641)               3           (1,984)               8
Net unrealized appreciation
  (depreciation) of investments                            79           16,575                -           10,721               80
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         102    $       8,559    $           3    $       8,448    $          95
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING SALOMON      ING SALOMON      ING SALOMON
                                                                   BROTHERS         BROTHERS         BROTHERS        ING T. ROWE
                                                  ING PIMCO       AGGRESSIVE       FUNDAMENTAL       INVESTORS      PRICE GROWTH
                                                TOTAL RETURN        GROWTH            VALUE            VALUE           EQUITY
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          72    $           -    $           5    $           1    $         101
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    72                -                5                1              101
Expenses:
  Mortality and expense risk and
    other charges                                          22              674                5                1              848
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             22              674                5                1              848
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               50             (674)               -                -             (747)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    52           (3,532)             103                3           (2,008)
Capital gains distributions                                16                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          68           (3,532)             103                3           (2,008)
Net unrealized appreciation
  (depreciation) of investments                           (57)          20,204               85               20           19,241
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $          61    $      15,998    $         188    $          23    $      16,486
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING UBS
                                                  TACTICAL          ING VAN          ING VP           ING GET          ING GET
                                                    ASSET           KAMPEN         GROWTH AND       U.S. CORE -      U.S. CORE -
                                                 ALLOCATION        COMSTOCK          INCOME          SERIES 1         SERIES 2
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           5    $           -    $           -    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                5                -                -                -
Expenses:
  Mortality and expense risk and
    other charges                                           -                5            4,562              162               36
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              -                5            4,562              162               36
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                                -                -           (4,562)            (162)             (36)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     1               32          (65,679)              16                -
Capital gains distributions                                 -               13                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           1               45          (65,679)              16                -
Net unrealized appreciation
  (depreciation) of investments                             3              103          163,033              861              182
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $           4    $         148    $      92,792    $         715    $         146
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET                           ING VP           ING VP           ING VP
                                                 U.S. CORE -        ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                  SERIES 3          GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           -    $       1,750    $          59    $           9
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                -            1,750               59                9
Expenses:
  Mortality and expense risk and
    other charges                                           1              341            1,990              106               40
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              1              341            1,990              106               40
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (1)            (341)            (240)             (47)             (31)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     -           (1,434)          (6,964)            (736)            (377)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           -           (1,434)          (6,964)            (736)            (377)
Net unrealized appreciation
  (depreciation) of investments                             -            9,318           43,359            4,296            1,857
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $          (1)   $       7,543    $      36,155    $       3,513    $       1,449
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING VP
                                                   ING VP           ING VP                            ING VP           GROWTH
                                                INTERNATIONAL        SMALL           ING VP            VALUE        OPPORTUNITIES
                                                   EQUITY           COMPANY        TECHNOLOGY       OPPORTUNITY       - CLASS R
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          63    $         161    $           -    $         135    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    63              161                -              135                -
Expenses:
  Mortality and expense risk and
    other charges                                          72              752              105              212                2
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             72              752              105              212                2
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (9)            (591)            (105)             (77)              (2)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   842           (4,193)            (728)            (911)              (1)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         842           (4,193)            (728)            (911)              (1)
Net unrealized appreciation
  (depreciation) of investments                           966           23,973            3,935            4,627               23
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,799    $      19,189    $       3,102    $       3,639    $          20
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP                                                              ING VP
                                                   GROWTH           ING VP           ING VP           ING VP           MIDCAP
                                                OPPORTUNITIES    INTERNATIONAL      MAGNACAP         MAGNACAP       OPPORTUNITIES
                                                  - CLASS S          VALUE          - CLASS R        - CLASS S        - CLASS R
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          13    $           -    $           5    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               13                -                5                -
Expenses:
  Mortality and expense risk and
    other charges                                           4                8                -                7                7
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4                8                -                7                7
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (4)               5                -               (2)              (7)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     4               12               (4)             (52)             182
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           4               12               (4)             (52)             182
Net unrealized appreciation
  (depreciation) of investments                           109              247               12              221              125
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         109    $         264    $           8    $         167    $         300
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP           ING VP           ING VP                             JANUS
                                                   MIDCAP          SMALLCAP         SMALLCAP           JANUS            ASPEN
                                                OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES        ASPEN          FLEXIBLE
                                                  - CLASS S        - CLASS R        - CLASS S        BALANCED          INCOME
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           -    $           -    $       4,171    $       1,178
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                -                -            4,171            1,178
Expenses:
  Mortality and expense risk and
    other charges                                          52                2               33            2,389              338
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             52                2               33            2,389              338
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (52)              (2)             (33)           1,782              840
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (176)              39             (426)          (2,339)             734
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (176)              39             (426)          (2,339)             734
Net unrealized appreciation
  (depreciation) of investments                         1,406               (7)           1,223           23,364             (248)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,178    $          30    $         764    $      22,807    $       1,326
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     JANUS            JANUS
                                                    JANUS            ASPEN            ASPEN         LORD ABBETT      LORD ABBETT
                                                    ASPEN           MID CAP         WORLDWIDE       GROWTH AND         MID-CAP
                                                   GROWTH           GROWTH           GROWTH           INCOME            VALUE
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          87    $           -    $       2,044    $          18    $           6
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    87                -            2,044               18                6
Expenses:
  Mortality and expense risk and
    other charges                                       1,227              963            2,327               12                7
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,227              963            2,327               12                7
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,140)            (963)            (283)               6               (1)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (4,646)          (5,140)         (13,982)               7              (12)
Capital gains distributions                                 -                -                -                -               12
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (4,646)          (5,140)         (13,982)               7                -
Net unrealized appreciation
  (depreciation) of investments                        32,018           29,450           51,811              364              222
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $      26,232    $      23,347    $      37,546    $         377    $         221
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   MFS (R)          MFS (R)        OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                   GLOBAL            TOTAL         AGGRESSIVE         GLOBAL            MAIN
                                                 GOVERNMENTS        RETURN           GROWTH         SECURITIES        STREET(R)
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         155    $       1,653    $           -    $         122    $         489
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   155            1,653                -              122              489
Expenses:
  Mortality and expense risk and
    other charges                                          38            1,279              335              222              713
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             38            1,279              335              222              713
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              117              374             (335)            (100)            (224)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    67             (807)          (1,055)            (902)          (1,676)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          67             (807)          (1,055)            (902)          (1,676)
Net unrealized appreciation
  (depreciation) of investments                            55           14,113            6,608            7,819           14,143
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         239    $      13,680    $       5,218    $       6,817    $      12,243
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                           PIONEER
                                                 OPPENHEIMER        EQUITY           PIONEER          MID CAP
                                                  STRATEGIC         INCOME            FUND             VALUE         PRUDENTIAL
                                                    BOND              VCT              VCT              VCT           JENNISON
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,304    $           5    $           -    $           1    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,304                5                -                1                -
Expenses:
  Mortality and expense risk and
    other charges                                         487                2                -                2                8
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            487                2                -                2                8
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            1,817                3                -               (1)              (8)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   661               (8)               -               22                5
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         661               (8)               -               22                5
Net unrealized appreciation
  (depreciation) of investments                         3,307               49                -               56              156
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       5,785    $          44    $           -    $          77    $         153
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 PRUDENTIAL
                                                 SP JENNISON
                                                INTERNATIONAL    UBS TACTICAL
                                                   GROWTH         ALLOCATION
                                                -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          86
                                                -------------    -------------
Total investment income                                     -               86
Expenses:
  Mortality and expense risk and
    other charges                                          12              132
                                                -------------    -------------
Total expenses                                             12              132
                                                -------------    -------------
Net investment income (loss)                              (12)             (46)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    89             (189)
Capital gains distributions                                 -                -
                                                -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          89             (189)
Net unrealized appreciation
  (depreciation) of investments                           289            2,649
                                                -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         366    $       2,414
                                                =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            AIM V.I.                          AIM V.I.
                                                             CAPITAL         AIM V.I.        GOVERNMENT         AIM V.I.
                                                          APPRECIATION      CORE EQUITY      SECURITIES          GROWTH
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      23,509    $      42,858    $       9,149    $      27,757
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (234)            (337)             257             (253)
  Net realized gain (loss) on investments
    and capital gains distributions                             (11,841)         (19,166)             274          (21,532)
  Net unrealized appreciation (depreciation) of
    investments                                                   6,413           12,697              710           13,606
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (5,662)          (6,806)           1,241           (8,179)
Changes from principal transactions:
  Total unit transactions                                        (3,015)          (6,112)          15,607           (4,632)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (3,015)          (6,112)          15,607           (4,632)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (8,677)         (12,918)          16,848          (12,811)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  14,832           29,940           25,997           14,946
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (198)             (72)              83             (197)
  Net realized gain (loss) on investments
    and capital gains distributions                                (625)            (546)             609             (678)
  Net unrealized appreciation (depreciation) of
    investments                                                   4,685            7,126             (826)           4,981
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             3,862            6,508             (134)           4,106
Changes from principal transactions:
  Total unit transactions                                        (1,194)          (1,540)         (10,837)            (985)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,194)          (1,540)         (10,837)            (985)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                         2,668            4,968          (10,971)           3,121
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      17,500    $      34,908    $      15,026    $      18,067
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                               ALGER            ALGER
                                                            AIM V.I.           ALGER          AMERICAN         AMERICAN
                                                             PREMIER         AMERICAN         INCOME &         LEVERAGED
                                                             EQUITY          BALANCED          GROWTH           ALLCAP
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      74,008    $       3,765    $      11,279    $      10,424
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (519)               9              (64)            (110)
  Net realized gain (loss) on investments
    and capital gains distributions                             (22,964)            (480)          (4,173)          (5,524)
  Net unrealized appreciation (depreciation) of
    investments                                                   1,596               (8)             798            2,220
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           (21,887)            (479)          (3,439)          (3,414)
Changes from principal transactions:
  Total unit transactions                                       (10,794)            (710)          (1,673)          (1,286)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                  (10,794)            (710)          (1,673)          (1,286)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                       (32,681)          (1,189)          (5,112)          (4,700)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  41,327            2,576            6,167            5,724
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (395)              19              (68)             (86)
  Net realized gain (loss) on investments
    and capital gains distributions                              (2,160)             (34)            (339)            (265)
  Net unrealized appreciation (depreciation) of
    investments                                                  11,202              413            1,960            2,058
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             8,647              398            1,553            1,707
Changes from principal transactions:
  Total unit transactions                                        (7,144)            (607)          (1,250)            (988)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (7,144)            (607)          (1,250)            (988)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                         1,503             (209)             303              719
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      42,830    $       2,367    $       6,470    $       6,443
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            ALLIANCE         ALLIANCE
                                                            BERNSTEIN        BERNSTEIN        ALLIANCE         AMERICAN
                                                              VPSF             VPSF           BERNSTEIN       CENTURY(R)
                                                             GROWTH           PREMIER           VPSF              VP
                                                           AND INCOME         GROWTH           QUASAR          BALANCED
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      28,177    $       8,532    $         910    $       2,043
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (166)             (97)             (12)              25
  Net realized gain (loss) on investments
    and capital gains distributions                              (2,052)          (2,301)             (53)            (331)
  Net unrealized appreciation (depreciation) of
    investments                                                  (5,862)            (436)            (321)              89
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (8,080)          (2,834)            (386)            (217)
Changes from principal transactions:
  Total unit transactions                                         2,072              140              160             (343)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    2,072              140              160             (343)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (6,008)          (2,694)            (226)            (560)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  22,169            5,838              684            1,483
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (75)             (86)             (23)              19
  Net realized gain (loss) on investments
    and capital gains distributions                                (917)            (358)            (125)              (7)
  Net unrealized appreciation (depreciation) of
    investments                                                   8,091            1,693              864              227
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             7,099            1,249              716              239
Changes from principal transactions:
  Total unit transactions                                         5,703              227            2,518             (302)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    5,703              227            2,518             (302)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        12,802            1,476            3,234              (63)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      34,971    $       7,314    $       3,918    $       1,420
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            AMERICAN          CALVERT         FEDERATED        FEDERATED
                                                          CENTURY(R) VP       SOCIAL          AMERICAN          CAPITAL
                                                          INTERNATIONAL      BALANCED          LEADERS          INCOME
                                                        -----------------  -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $       2,759    $       1,959    $      83,193    $      13,230
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (12)              29             (148)             441
  Net realized gain (loss) on investments
    and capital gains distributions                              (1,559)            (466)             (64)          (2,779)
  Net unrealized appreciation (depreciation) of
    investments                                                   1,039              157          (16,207)            (761)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (532)            (280)         (16,419)          (3,099)
Changes from principal transactions:
  Total unit transactions                                          (688)              96          (16,235)          (3,110)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                     (688)              96          (16,235)          (3,110)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (1,220)            (184)         (32,654)          (6,209)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   1,539            1,775           50,539            7,021
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (8)              16               94              350
  Net realized gain (loss) on investments
    and capital gains distributions                                 (99)             (37)          (2,953)          (1,548)
  Net unrealized appreciation (depreciation) of
    investments                                                     372              343           13,953            2,295
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               265              322           11,094            1,097
Changes from principal transactions:
  Total unit transactions                                          (458)             131           (9,916)          (1,658)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                     (458)             131           (9,916)          (1,658)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                          (193)             453            1,178             (561)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $       1,346    $       2,228    $      51,717    $       6,460
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                             FEDERATED                         FEDERATED
                                                            FEDERATED       FUND FOR US       FEDERATED          HIGH
                                                             EQUITY         GOVERNMENT         GROWTH           INCOME
                                                             INCOME         SECURITIES       STRATEGIES          BOND
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      17,476    $      11,702    $      20,974    $      20,899
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       98              271             (217)           1,712
  Net realized gain (loss) on investments
    and capital gains distributions                                (607)             178             (785)          (4,158)
  Net unrealized appreciation (depreciation) of
    investments                                                  (3,031)             443           (4,061)           2,397
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (3,540)             892           (5,063)             (49)
Changes from principal transactions:
  Total unit transactions                                        (3,672)              80           (5,496)          (4,167)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (3,672)              80           (5,496)          (4,167)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (7,212)             972          (10,559)          (4,216)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  10,264           12,674           10,415           16,683
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       58              275             (148)           1,017
  Net realized gain (loss) on investments
    and capital gains distributions                                (540)             427             (421)            (971)
  Net unrealized appreciation (depreciation) of
    investments                                                   2,785             (608)           3,953            3,008
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             2,303               94            3,384            3,054
Changes from principal transactions:
  Total unit transactions                                        (1,562)          (2,935)          (1,986)          (3,963)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,562)          (2,935)          (1,986)          (3,963)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                           741           (2,841)           1,398             (909)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      11,005    $       9,833    $      11,813    $      15,774
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            FEDERATED        FEDERATED       FIDELITY(R)       FIDELITY(R)
                                                          INTERNATIONAL        PRIME          VIP ASSET            VIP
                                                             EQUITY            MONEY         MANAGER(SM)      CONTRAFUND(R)
                                                          -------------    -------------    -------------    --------------
NET ASSETS AT JANUARY 1, 2002                             $      10,976    $       8,812    $      14,094    $     173,999
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (119)              (1)             342             (690)
  Net realized gain (loss) on investments
    and capital gains distributions                                (716)               -           (2,462)         (27,676)
  Net unrealized appreciation (depreciation) of
    investments                                                  (1,458)               -              734           10,037
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (2,293)              (1)          (1,386)         (18,329)
Changes from principal transactions:
  Total unit transactions                                        (2,659)          (1,424)          (1,622)         (10,099)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (2,659)          (1,424)          (1,622)         (10,099)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (4,952)          (1,425)          (3,008)         (28,428)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   6,024            7,387           11,086          145,571
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (83)             (44)             250           (1,258)
  Net realized gain (loss) on investments
    and capital gains distributions                                (781)               -              (99)          (2,724)
  Net unrealized appreciation (depreciation) of
    investments                                                   2,426                -            1,563           42,317
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             1,562              (44)           1,714           38,335
Changes from principal transactions:
  Total unit transactions                                        (1,021)          (2,413)            (766)           4,149
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,021)          (2,413)            (766)           4,149
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                           541           (2,457)             948           42,484
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $       6,565    $       4,930    $      12,034    $     188,055
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           FIDELITY(R)                       FIDELITY(R)      FIDELITY(R)
                                                           VIP EQUITY-      FIDELITY(R)       VIP HIGH            VIP
                                                             INCOME         VIP GROWTH         INCOME          INDEX 500
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $     193,019    $     167,319    $      39,385    $     100,783
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      779           (1,307)           3,617               21
  Net realized gain (loss) on investments
    and capital gains distributions                             (13,369)         (75,975)         (15,315)         (18,284)
  Net unrealized appreciation (depreciation) of
    investments                                                 (23,431)          27,425           12,364           (4,036)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           (36,021)         (49,857)             666          (22,299)
Changes from principal transactions:
  Total unit transactions                                       (10,578)         (19,282)          (3,595)         (14,294)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                  (10,578)         (19,282)          (3,595)         (14,294)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                       (46,599)         (69,139)          (2,929)         (36,593)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 146,420           98,180           36,456           64,190
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      753           (1,061)           2,326               79
  Net realized gain (loss) on investments
    and capital gains distributions                              (6,755)          (3,844)           1,393           (2,618)
  Net unrealized appreciation (depreciation) of
    investments                                                  47,447           34,021            6,885           18,365
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            41,445           29,116           10,604           15,826
Changes from principal transactions:
  Total unit transactions                                         4,284           (1,432)           9,910           (5,750)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    4,284           (1,432)           9,910           (5,750)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        45,729           27,684           20,514           10,076
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $     192,149    $     125,864    $      56,970    $      74,266
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         FIDELITY(R)                        FRANKLIN
                                                             VIP          FIDELITY(R)         SMALL           ING GET
                                                         INVESTMENT           VIP           CAP VALUE         FUND -
                                                         GRADE BOND        OVERSEAS        SECURITIES        SERIES D
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       3,084    $       9,914    $           -    $     119,943
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    79              (33)               -            3,192
   Net realized gain (loss) on investments
     and capital gains distributions                              126           (4,667)            (241)          (3,904)
   Net unrealized appreciation (depreciation) of
     investments                                                   44            2,758                2             (198)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             249           (1,942)            (239)            (910)
Changes from principal transactions:
   Total unit transactions                                       (443)          (1,355)             604          (15,335)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (443)          (1,355)             604          (15,335)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (194)          (3,297)             365          (16,245)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 2,890            6,617              365          103,698
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    76              (39)              (3)           2,488
   Net realized gain (loss) on investments
     and capital gains distributions                               89            1,142               18           (1,414)
   Net unrealized appreciation (depreciation) of
     investments                                                  (69)           2,299              125             (988)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              96            3,402              140               86
Changes from principal transactions:
   Total unit transactions                                       (742)           3,885              157          (17,353)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (742)           3,885              157          (17,353)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (646)           7,287              297          (17,267)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       2,244    $      13,904    $         662    $      86,431
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES E         SERIES G         SERIES H         SERIES I
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     300,383    $     171,369    $     131,686    $      87,402
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 6,692            3,565            2,395            1,568
   Net realized gain (loss) on investments
     and capital gains distributions                          (12,384)            (362)          (2,377)            (285)
   Net unrealized appreciation (depreciation) of
     investments                                               12,265            2,002            3,658            1,680
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           6,573            5,205            3,676            2,963
Changes from principal transactions:
   Total unit transactions                                    (30,559)         (12,697)         (13,759)          (6,286)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (30,559)         (12,697)         (13,759)          (6,286)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (23,986)          (7,492)         (10,083)          (3,323)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                               276,397          163,877          121,603           84,079
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 6,394            3,488            2,709            1,369
   Net realized gain (loss) on investments
     and capital gains distributions                             (903)            (335)             (63)             100
   Net unrealized appreciation (depreciation) of
     investments                                               (2,753)          (2,355)          (1,049)            (373)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           2,738              798            1,597            1,096
Changes from principal transactions:
   Total unit transactions                                    (40,249)         (26,394)         (18,191)         (10,425)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (40,249)         (26,394)         (18,191)         (10,425)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (37,511)         (25,596)         (16,594)          (9,329)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     238,886    $     138,281    $     105,009    $      74,750
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES J         SERIES K         SERIES L         SERIES M
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      74,801    $      88,558    $      80,345    $     123,165
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,300              604           (1,481)          (2,333)
   Net realized gain (loss) on investments
     and capital gains distributions                           (1,217)          (1,167)          (2,040)          (3,483)
   Net unrealized appreciation (depreciation) of
     investments                                                2,934            3,623            4,000            7,557
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           3,017            3,060              479            1,741
Changes from principal transactions:
   Total unit transactions                                     (5,974)         (10,358)          (5,569)          (9,525)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (5,974)         (10,358)          (5,569)          (9,525)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (2,957)          (7,298)          (5,090)          (7,784)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                71,844           81,260           75,255          115,381
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,253              947            1,076            1,606
   Net realized gain (loss) on investments
     and capital gains distributions                              148              303              343            1,021
   Net unrealized appreciation (depreciation) of
     investments                                                 (799)            (922)            (356)            (674)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             602              328            1,063            1,953
Changes from principal transactions:
   Total unit transactions                                    (12,356)         (11,083)          (9,450)         (22,616)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (12,356)         (11,083)          (9,450)         (22,616)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (11,754)         (10,755)          (8,387)         (20,663)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      60,090    $      70,505    $      66,868    $      94,718
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES N         SERIES P         SERIES Q         SERIES R
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     104,606    $      83,012    $       1,620    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,868)          (1,569)             176              148
   Net realized gain (loss) on investments
     and capital gains distributions                            2,453             (414)            (239)              (4)
   Net unrealized appreciation (depreciation) of
     investments                                               (2,953)           1,307              325              348
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (2,368)            (676)             262              492
Changes from principal transactions:
   Total unit transactions                                    (12,095)          (6,002)          52,944           43,064
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (12,095)          (6,002)          52,944           43,064
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (14,463)          (6,678)          53,206           43,556
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                90,143           76,334           54,826           43,556
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   537              346             (991)            (791)
   Net realized gain (loss) on investments
     and capital gains distributions                               65              663              462              290
   Net unrealized appreciation (depreciation) of
     investments                                                1,328              303            2,082            2,111
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,930            1,312            1,553            1,610
Changes from principal transactions:
   Total unit transactions                                    (15,288)         (19,643)         (12,043)          (6,991)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (15,288)         (19,643)         (12,043)          (6,991)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (13,358)         (18,331)         (10,490)          (5,381)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      76,785    $      58,003    $      44,336    $      38,175
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES S         SERIES T         SERIES U         SERIES V
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     5              (51)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               (5)               2                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  264              386                -                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             264              337                -                -
Changes from principal transactions:
   Total unit transactions                                     53,289           39,041              503                -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                53,289           39,041              503                -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      53,553           39,378              503                -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                53,553           39,378              503                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (909)            (654)            (568)            (915)
   Net realized gain (loss) on investments
     and capital gains distributions                              493              412              768             (307)
   Net unrealized appreciation (depreciation) of
     investments                                                2,330            1,635            2,053           (1,086)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,914            1,393            2,253           (2,308)
Changes from principal transactions:
   Total unit transactions                                    (11,327)          (8,751)          27,322           76,985
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (11,327)          (8,751)          27,322           76,985
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (9,413)          (7,358)          29,575           74,677
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      44,140    $      32,020    $      30,078    $      74,677
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                             ING VP           ING VP
                                                           ING VP             ING           EMERGING           MONEY
                                                          BALANCED          VP BOND          MARKETS          MARKET
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     189,948    $     144,459    $         912    $     293,027
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (197)           3,230              (11)           7,338
   Net realized gain (loss) on investments
     and capital gains distributions                          (31,427)           4,301             (281)          (5,982)
   Net unrealized appreciation (depreciation) of
     investments                                               10,085            2,691              220             (372)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (21,539)          10,222              (72)             984
Changes from principal transactions:
   Total unit transactions                                    (19,541)           9,883             (191)         (31,455)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (19,541)           9,883             (191)         (31,455)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (41,080)          20,104             (263)         (30,471)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                               148,868          164,563              649          262,556
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,276              820              (10)           1,300
   Net realized gain (loss) on investments
     and capital gains distributions                           (6,377)           1,734              (21)          (1,414)
   Net unrealized appreciation (depreciation) of
     investments                                               30,184            5,194              287             (660)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          25,083            7,748              256             (774)
Changes from principal transactions:
   Total unit transactions                                     (1,133)         (28,876)             (96)         (87,888)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,133)         (28,876)             (96)         (87,888)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      23,950          (21,128)             160          (88,662)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     172,818    $     143,435    $         809    $     173,894
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            ING VP           ING VP           ING VP
                                                           ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                           NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                          RESOURCES        BALANCED          GROWTH           INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       2,003    $      17,390    $      13,876    $      23,347
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (19)             194               59              431
   Net realized gain (loss) on investments
     and capital gains distributions                               19           (1,295)          (1,733)            (810)
   Net unrealized appreciation (depreciation) of
     investments                                                  (81)            (696)            (368)            (899)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (81)          (1,797)          (2,042)          (1,278)
Changes from principal transactions:
   Total unit transactions                                       (355)          (1,249)            (577)          (1,981)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (355)          (1,249)            (577)          (1,981)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (436)          (3,046)          (2,619)          (3,259)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 1,567           14,344           11,257           20,088
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (19)              33              (41)             201
   Net realized gain (loss) on investments
     and capital gains distributions                              (20)            (421)            (254)            (299)
   Net unrealized appreciation (depreciation) of
     investments                                                  435            2,802            2,920            2,310
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             396            2,414            2,625            2,212
Changes from principal transactions:
   Total unit transactions                                       (231)             179              926           (2,878)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (231)             179              926           (2,878)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         165            2,593            3,551             (666)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,732    $      16,937    $      14,808    $      19,422
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING MFS        ING T. ROWE       ING ALGER
                                                            TOTAL        PRICE EQUITY      AGGRESSIVE        ING ALGER
                                                           RETURN           INCOME           GROWTH           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -                -                -
   Net realized gain (loss) on investments
     and capital gains distributions                                -                -                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                    -                -              (12)              (1)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -                -              (12)              (1)
Changes from principal transactions:
   Total unit transactions                                          -                -              191               10
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     -                -              191               10
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           -                -              179                9
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     -                -              179                9
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     2                -               (4)              (1)
   Net realized gain (loss) on investments
     and capital gains distributions                                2                7               71                9
   Net unrealized appreciation (depreciation) of
     investments                                                   12               79               59               34
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              16               86              126               42
Changes from principal transactions:
   Total unit transactions                                        385              618              712              329
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   385              618              712              329
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         401              704              838              371
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         401    $         704    $       1,017    $         380
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                             ING              ING                           ING GOLDMAN
                                                          AMERICAN           BARON           ING DSI         SACHS(R)
                                                        CENTURY SMALL      SMALL CAP        ENHANCED          CAPITAL
                                                          CAP VALUE         GROWTH            INDEX           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               (5)               5                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                    7                -                -               (1)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               2                4                -               (1)
Changes from principal transactions:
   Total unit transactions                                        171              189                -               19
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   171              189                -               19
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         173              193                -               18
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   173              193                -               18
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (2)              (6)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               54               37                1                -
   Net unrealized appreciation (depreciation) of
     investments                                                   74              159                -                4
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             126              190                1                4
Changes from principal transactions:
   Total unit transactions                                        262              998                5                3
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   262              998                5                3
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         388            1,188                6                7
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         561    $       1,381    $           6    $          25
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                             ING              ING
                                                          JPMORGAN         JPMORGAN          ING MFS          ING MFS
                                                           FLEMING          MID CAP          CAPITAL          GLOBAL
                                                        INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      30,449    $           -    $      62,832    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (154)               -             (593)               -
   Net realized gain (loss) on investments
     and capital gains distributions                           (3,362)               -          (41,813)               -
   Net unrealized appreciation (depreciation) of
     investments                                                 (591)              (2)          23,517                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (4,107)              (2)         (18,889)               -
Changes from principal transactions:
   Total unit transactions                                     (2,298)              89           (8,202)               1
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (2,298)              89           (8,202)               1
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (6,405)              87          (27,091)               1
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                24,044               87           35,741                1
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (3)              (2)            (375)               -
   Net realized gain (loss) on investments
     and capital gains distributions                            4,418               25           (7,641)               3
   Net unrealized appreciation (depreciation) of
     investments                                                3,476               79           16,575                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           7,891              102            8,559                3
Changes from principal transactions:
   Total unit transactions                                      2,084              489           (5,013)               1
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 2,084              489           (5,013)               1
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       9,975              591            3,546                4
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      34,019    $         678    $      39,287    $           5
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                              ING              ING          ING SALOMON
                                                           ING MFS          OP CAP            PIMCO          BROTHERS
                                                          RESEARCH         BALANCED           TOTAL         AGGRESSIVE
                                                           EQUITY            VALUE           RETURN           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      69,394    $           -    $           -    $      91,535
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (600)               -               14             (849)
   Net realized gain (loss) on investments
     and capital gains distributions                          (43,750)               -               18          (25,189)
   Net unrealized appreciation (depreciation) of
     investments                                               27,569                -               18           (4,737)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (16,781)               -               50          (30,775)
Changes from principal transactions:
   Total unit transactions                                    (11,944)              15            1,225          (13,752)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (11,944)              15            1,225          (13,752)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (28,725)              15            1,275          (44,527)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                40,669               15            1,275           47,008
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (289)               7               50             (674)
   Net realized gain (loss) on investments
     and capital gains distributions                           (1,984)               8               68           (3,532)
   Net unrealized appreciation (depreciation) of
     investments                                               10,721               80              (57)          20,204
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           8,448               95               61           15,998
Changes from principal transactions:
   Total unit transactions                                     (6,177)           1,140            1,277           (4,367)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (6,177)           1,140            1,277           (4,367)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       2,271            1,235            1,338           11,631
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      42,940    $       1,250    $       2,613    $      58,639
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         ING SALOMON      ING SALOMON                         ING UBS
                                                          BROTHERS         BROTHERS        ING T. ROWE       TACTICAL
                                                         FUNDAMENTAL       INVESTORS      PRICE GROWTH         ASSET
                                                            VALUE            VALUE           EQUITY         ALLOCATION
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $      89,395    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -             (835)               -
   Net realized gain (loss) on investments
     and capital gains distributions                                -                -          (31,652)               -
   Net unrealized appreciation (depreciation) of
     investments                                                    -               (2)          11,325                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               (2)         (21,162)               -
Changes from principal transactions:
   Total unit transactions                                          5               16           (9,790)               -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     5               16           (9,790)               -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           5               14          (30,952)               -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     5               14           58,443                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -             (747)               -
   Net realized gain (loss) on investments
     and capital gains distributions                              103                3           (2,008)               1
   Net unrealized appreciation (depreciation) of
     investments                                                   85               20           19,241                3
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             188               23           16,486                4
Changes from principal transactions:
   Total unit transactions                                      1,022              142              (42)              49
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,022              142              (42)              49
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,210              165           16,444               53
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,215    $         179    $      74,887    $          53
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VAN          ING VP           ING GET          ING GET
                                                           KAMPEN         GROWTH AND       U.S. CORE -      U.S. CORE -
                                                          COMSTOCK          INCOME          SERIES 1         SERIES 2
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $     663,646    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1           (1,352)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                                -         (193,419)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  (11)          35,220                -                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (10)        (159,551)               -                -
Changes from principal transactions:
   Total unit transactions                                        329          (88,129)               -                -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   329          (88,129)               -                -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         319         (247,680)               -                -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   319          415,966                -                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -           (4,562)            (162)             (36)
   Net realized gain (loss) on investments
     and capital gains distributions                               45          (65,679)              16                -
   Net unrealized appreciation (depreciation) of
     investments                                                  103          163,033              861              182
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             148           92,792              715              146
Changes from principal transactions:
   Total unit transactions                                        432          (53,397)          25,230           24,355
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   432          (53,397)          25,230           24,355
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         580           39,395           25,945           24,501
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         899    $     455,361    $      25,945    $      24,501
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET                           ING VP           ING VP
                                                         U.S. CORE -        ING VP         INDEX PLUS       INDEX PLUS
                                                          SERIES 3          GROWTH          LARGECAP          MIDCAP
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $      52,088    $     224,762    $       9,214
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -             (473)          (1,838)             (54)
   Net realized gain (loss) on investments
     and capital gains distributions                                -           (8,444)         (58,481)            (760)
   Net unrealized appreciation (depreciation) of
     investments                                                    -           (5,648)          11,268           (1,413)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -          (14,565)         (49,051)          (2,227)
Changes from principal transactions:
   Total unit transactions                                          -           (9,237)         (21,294)           4,792
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     -           (9,237)         (21,294)           4,792
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           -          (23,802)         (70,345)           2,565
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     -           28,286          154,417           11,779
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (1)            (341)            (240)             (47)
   Net realized gain (loss) on investments
     and capital gains distributions                                -           (1,434)          (6,964)            (736)
   Net unrealized appreciation (depreciation) of
     investments                                                    -            9,318           43,359            4,296
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (1)           7,543           36,155            3,513
Changes from principal transactions:
   Total unit transactions                                      1,966           (3,738)          (3,646)            (260)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,966           (3,738)          (3,646)            (260)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,965            3,805           32,509            3,253
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,965    $      32,091    $     186,926    $      15,032
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VP           ING VP           ING VP
                                                         INDEX PLUS      INTERNATIONAL        SMALL           ING VP
                                                          SMALLCAP          EQUITY           COMPANY        TECHNOLOGY
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       2,411    $       7,991    $      62,576    $      11,745
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (30)             (64)            (469)            (109)
   Net realized gain (loss) on investments
     and capital gains distributions                              (75)          (1,577)          (3,581)          (3,681)
   Net unrealized appreciation (depreciation) of
     investments                                                 (732)            (300)         (14,441)          (1,844)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (837)          (1,941)         (18,491)          (5,634)
Changes from principal transactions:
   Total unit transactions                                      2,701             (822)           8,073              453
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 2,701             (822)           8,073              453
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,864           (2,763)         (10,418)          (5,181)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 4,275            5,228           52,158            6,564
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (31)              (9)            (591)            (105)
   Net realized gain (loss) on investments
     and capital gains distributions                             (377)             842           (4,193)            (728)
   Net unrealized appreciation (depreciation) of
     investments                                                1,857              966           23,973            3,935
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,449            1,799           19,189            3,102
Changes from principal transactions:
   Total unit transactions                                        988            1,897            9,111            3,706
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   988            1,897            9,111            3,706
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       2,437            3,696           28,300            6,808
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       6,712    $       8,924    $      80,458    $      13,372
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            ING VP           ING VP
                                                            ING VP          GROWTH           GROWTH            ING VP
                                                            VALUE        OPPORTUNITIES    OPPORTUNITIES    INTERNATIONAL
                                                         OPPORTUNITY       - CLASS R        - CLASS S          VALUE
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      26,362    $           -    $         141    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (184)               -               (2)               -
   Net realized gain (loss) on investments
     and capital gains distributions                           (4,332)               2              (28)             (19)
   Net unrealized appreciation (depreciation) of
     investments                                               (2,719)             (19)             (29)             (30)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (7,235)             (17)             (59)             (49)
Changes from principal transactions:
   Total unit transactions                                     (2,126)             401               43              453
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (2,126)             401               43              453
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (9,361)             384              (16)             404
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                17,001              384              125              404
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (77)              (2)              (4)               5
   Net realized gain (loss) on investments
     and capital gains distributions                             (911)              (1)               4               12
   Net unrealized appreciation (depreciation) of
     investments                                                4,627               23              109              247
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           3,639               20              109              264
Changes from principal transactions:
   Total unit transactions                                     (1,995)            (355)             619              531
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,995)            (355)             619              531
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,644             (335)             728              795
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      18,645    $          49    $         853    $       1,199
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                             ING VP           ING VP
                                                           ING VP           ING VP           MIDCAP           MIDCAP
                                                          MAGNACAP         MAGNACAP       OPPORTUNITIES    OPPORTUNITIES
                                                         - CLASS R        - CLASS S         - CLASS R        - CLASS S
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $         431    $           -    $         865
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)               -              (23)
   Net realized gain (loss) on investments
     and capital gains distributions                                -              (10)               -              (97)
   Net unrealized appreciation (depreciation) of
     investments                                                   (6)            (121)              (1)            (459)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (6)            (132)              (1)            (579)
Changes from principal transactions:
   Total unit transactions                                         33              191               77            2,297
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                    33              191               77            2,297
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          27               59               76            1,718
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                    27              490               76            2,583
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (2)              (7)             (52)
   Net realized gain (loss) on investments
     and capital gains distributions                               (4)             (52)             182             (176)
   Net unrealized appreciation (depreciation) of
     investments                                                   12              221              125            1,406
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               8              167              300            1,178
Changes from principal transactions:
   Total unit transactions                                          7              271              529            3,057
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     7              271              529            3,057
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          15              438              829            4,235
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $          42    $         928    $         905    $       6,818
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VP           ING VP                            JANUS
                                                          SMALLCAP         SMALLCAP           JANUS           ASPEN
                                                        OPPORTUNITIES    OPPORTUNITIES        ASPEN          FLEXIBLE
                                                         - CLASS R        - CLASS S          BALANCED         INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $       1,280    $     240,241    $      23,940
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -              (21)           2,536              856
   Net realized gain (loss) on investments
     and capital gains distributions                              (10)            (338)         (19,146)             761
   Net unrealized appreciation (depreciation) of
     investments                                                   (4)            (622)          (1,490)             571
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (14)            (981)         (18,100)           2,188
Changes from principal transactions:
   Total unit transactions                                         72            1,473          (24,316)           2,264
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                    72            1,473          (24,316)           2,264
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          58              492          (42,416)           4,452
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                    58            1,772          197,825           28,392
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (2)             (33)           1,782              840
   Net realized gain (loss) on investments
     and capital gains distributions                               39             (426)          (2,339)             734
   Net unrealized appreciation (depreciation) of
     investments                                                   (7)           1,223           23,364             (248)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              30              764           22,807            1,326
Changes from principal transactions:
   Total unit transactions                                      1,304            1,992          (34,101)          (7,560)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,304            1,992          (34,101)          (7,560)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,334            2,756          (11,294)          (6,234)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,392    $       4,528    $     186,531    $      22,158
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                             JANUS            JANUS
                                                            JANUS            ASPEN            ASPEN         LORD ABBETT
                                                            ASPEN           MID CAP         WORLDWIDE        GROWTH AND
                                                           GROWTH           GROWTH           GROWTH            INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     176,779    $     141,806    $     331,396    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,668)          (1,204)          (1,013)               1
   Net realized gain (loss) on investments
     and capital gains distributions                          (88,052)        (110,103)        (139,153)               -
   Net unrealized appreciation (depreciation) of
     investments                                               45,741           73,321           58,703              (19)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (43,979)         (37,986)         (81,463)             (18)
Changes from principal transactions:
   Total unit transactions                                    (34,297)         (26,587)         (51,653)             440
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (34,297)         (26,587)         (51,653)             440
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (78,276)         (64,573)        (133,116)             422
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                98,503           77,233          198,280              422
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,140)            (963)            (283)               6
   Net realized gain (loss) on investments
     and capital gains distributions                           (4,646)          (5,140)         (13,982)               7
   Net unrealized appreciation (depreciation) of
     investments                                               32,018           29,450           51,811              364
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          26,232           23,347           37,546              377
Changes from principal transactions:
   Total unit transactions                                    (19,409)         (11,863)         (44,903)           2,311
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (19,409)         (11,863)         (44,903)           2,311
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       6,823           11,484           (7,357)           2,688
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     105,326    $      88,717    $     190,923    $       3,110
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         LORD ABBETT        MFS(R)           MFS(R)         OPPENHEIMER
                                                           MID-CAP          GLOBAL            TOTAL         AGGRESSIVE
                                                            VALUE         GOVERNMENTS        RETURN           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $       1,742    $      93,910    $      40,449
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1               36              355             (189)
   Net realized gain (loss) on investments
     and capital gains distributions                              (22)              31            3,617           (5,968)
   Net unrealized appreciation (depreciation) of
     investments                                                  (25)              84          (10,681)          (5,031)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (46)             151           (6,709)         (11,188)
Changes from principal transactions:
   Total unit transactions                                        520              827            4,524           (5,331)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   520              827            4,524           (5,331)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         474              978           (2,185)         (16,519)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   474            2,720           91,725           23,930
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (1)             117              374             (335)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               67             (807)          (1,055)
   Net unrealized appreciation (depreciation) of
     investments                                                  222               55           14,113            6,608
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             221              239           13,680            5,218
Changes from principal transactions:
   Total unit transactions                                        522             (435)           5,000              (33)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   522             (435)           5,000              (33)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         743             (196)          18,680            5,185
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,217    $       2,524    $     110,405    $      29,115
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                              PIONEER
                                                         OPPENHEIMER      OPPENHEIMER      OPPENHEIMER        EQUITY
                                                           GLOBAL            MAIN           STRATEGIC         INCOME
                                                         SECURITIES        STREET(R)          BOND              VCT
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      16,403    $      65,709    $      28,892    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (124)            (328)           1,846                1
   Net realized gain (loss) on investments
     and capital gains distributions                           (3,498)         (11,300)          (1,632)              (1)
   Net unrealized appreciation (depreciation) of
     investments                                               (1,164)          (1,390)           1,590               (6)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (4,786)         (13,018)           1,804               (6)
Changes from principal transactions:
   Total unit transactions                                      3,560           (3,890)           2,039              159
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 3,560           (3,890)           2,039              159
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (1,226)         (16,908)           3,843              153
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                15,177           48,801           32,735              153
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (100)            (224)           1,817                3
   Net realized gain (loss) on investments
     and capital gains distributions                             (902)          (1,676)             661               (8)
   Net unrealized appreciation (depreciation) of
     investments                                                7,819           14,143            3,307               49
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           6,817           12,243            5,785               44
Changes from principal transactions:
   Total unit transactions                                      7,545            4,077            3,980               56
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 7,545            4,077            3,980               56
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      14,362           16,320            9,765              100
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      29,539    $      65,121    $      42,500    $         253
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            PIONEER                         PRUDENTIAL
                                                           PIONEER          MID CAP                         SP JENNISON
                                                            FUND             VALUE         PRUDENTIAL      INTERNATIONAL
                                                             VCT              VCT           JENNISON          GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $         724    $          59
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -               (9)              (3)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               (9)            (252)             (44)
   Net unrealized appreciation (depreciation) of
     investments                                                    -                -              (50)              (7)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               (9)            (311)             (54)
Changes from principal transactions:
   Total unit transactions                                          1               39               14              209
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     1               39               14              209
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           1               30             (297)             155
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     1               30              427              214
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)              (8)             (12)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               22                5               89
   Net unrealized appreciation (depreciation) of
     investments                                                    -               56              156              289
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               77              153              366
Changes from principal transactions:
   Total unit transactions                                          3              632              279            2,689
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     3              632              279            2,689
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           3              709              432            3,055
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $           4    $         739    $         859    $       3,269
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                        UBS TACTICAL
                                                         ALLOCATION
                                                        -------------
Net assets at January 1, 2002                           $      14,334
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (86)
   Net realized gain (loss) on investments and
     capital gains distributions                               (3,544)
   Net unrealized appreciation (depreciation) of
     investments                                                  284
                                                        -------------
Net increase (decrease) in net assets from operations          (3,346)
Changes from principal transactions:
   Total unit transactions                                     (1,263)
                                                        -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,263)
                                                        -------------
Total increase (decrease)                                      (4,609)
                                                        -------------
Net assets at December 31, 2002                                 9,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (46)
   Net realized gain (loss) on investments and
     capital gains distributions                                 (189)
   Net unrealized appreciation (depreciation) of
     investments                                                2,649
                                                        -------------
Net increase (decrease) in net assets from operations           2,414
Changes from principal transactions:
   Total unit transactions                                       (431)
                                                        -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (431)
                                                        -------------
Total increase (decrease)                                       1,983
                                                        -------------
NET ASSETS AT DECEMBER 31, 2003                         $      11,708
                                                        =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

     At December 31, 2003, the Account had 117 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 67 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation Fund - Series I Shares AIM V.I. Core Equity Fund - Series I Shares
        AIM V.I. Government Securities Fund - Series I Shares AIM V.I. Growth Fund - Series I Shares
        AIM V.I. Premier Equity Fund - Series I Shares
     Alger American Funds:
        Alger American Balanced Portfolio
        Alger American Income & Growth Portfolio
        Alger American Leveraged AllCap Portfolio
     AllianceBernstein Variable Products Series Fund, Inc.:
        AllianceBernstein VPSF Growth and Income Class A AllianceBernstein VPSF Premier Growth Class A AllianceBernstein VPSF Quasar Class A
     American Century(R) Investments:
        American Century(R) VP Balanced Fund
        American Century(R) VP International Fund
     Calvert Social Balanced Portfolio

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     Federated Insurance Series:
        Federated American Leaders Fund II
        Federated Capital Income Fund II
        Federated Equity Income Fund II
        Federated Fund for U.S. Government Securities II
        Federated Growth Strategies Fund II
        Federated High Income Bond Fund II
        Federated International Equity Fund II
        Federated Prime Money Fund II
     Fidelity(R) Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
        Fidelity(R) VIP High Income Portfolio - Initial Class
        Fidelity(R) VIP Index 500 Portfolio - Initial Class
        Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities Fund - Class 2*
     ING GET Fund:
        ING GET Fund - Series D
        ING GET Fund - Series E
        ING GET Fund - Series G
        ING GET Fund - Series H
        ING GET Fund - Series I
        ING GET Fund - Series J
        ING GET Fund - Series K
        ING GET Fund - Series L
        ING GET Fund - Series M
        ING GET Fund - Series N
        ING GET Fund - Series P
        ING GET Fund - Series Q
        ING GET Fund - Series R *
        ING GET Fund - Series S *
        ING GET Fund - Series T *
        ING GET Fund - Series U *
        ING GET Fund - Series V **
     ING VP Balanced Portfolio, Inc. - Class R
     ING VP Bond Portfolio - Class R
     ING VP Emerging Markets Fund
     ING VP Money Market Portfolio - Class R
     ING VP Natural Resources Trust
     ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced Portfolio - Class R
        ING VP Strategic Allocation Growth Portfolio - Class R
        ING VP Strategic Allocation Income Portfolio - Class R
     ING Investors Trust:
        ING MFS Total Return Portfolio - Service Class **
        ING T. Rowe Price Equity Income Portfolio - Service Class **
     ING Partners, Inc.:
        ING Alger Aggressive Growth Portfolio - Service Class *
        ING Alger Growth Portfolio - Service Class *
        ING American Century Small Cap Value Portfolio - Service Class * ING Baron Small Cap Growth Portfolio - Service Class *
        ING DSI Enhanced Index Portfolio - Service Class **
        ING Goldman Sachs(R) Capital Growth Portfolio - Service Class * ING JPMorgan Fleming International Portfolio - Initial Class
        ING JPMorgan Mid Cap Value Portfolio - Service Class *
        ING MFS Capital Opportunities Portfolio - Initial Class
        ING MFS Global Growth Portfolio - Service Class *
        ING MFS Research Equity Portfolio - Initial Class
        ING OpCap Balanced Value Portfolio - Service Class *
        ING PIMCO Total Return Portfolio - Service Class *
        ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Fundamental Value Portfolio - Service Class * ING Salomon Brothers Investors Value Portfolio - Service Class *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     ING Partners, Inc (continued):
        ING T. Rowe Price Growth Equity Portfolio - Initial Class
        ING UBS Tactical Asset Allocation Portfolio - Service Class * ING Van Kampen Comstock Portfolio - Service Class *
     ING Variable Funds:
        ING VP Growth and Income Portfolio - Class R
     ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1 **
        ING GET U.S. Core Portfolio - Series 2 **
        ING GET U.S. Core Portfolio - Series 3 **
     ING Variable Portfolios, Inc.:
        ING VP Growth Portfolio - Class R
        ING VP Index Plus LargeCap Portfolio - Class R
        ING VP Index Plus MidCap Portfolio - Class R
        ING VP Index Plus SmallCap Portfolio - Class R
        ING VP International Equity Portfolio - Class R
        ING VP Small Company Portfolio - Class R
        ING VP Technology Portfolio - Class R
        ING VP Value Opportunity Portfolio - Class R
     ING Variable Products Trust:
        ING VP Growth Opportunities Portfolio - Class R *
        ING VP Growth Opportunities Portfolio - Class S
        ING VP International Value Portfolio - Class R*
        ING VP MagnaCap Portfolio - Class R *
        ING VP MagnaCap Portfolio - Class S
        ING VP MidCap Opportunities Portfolio - Class R *
        ING VP MidCap Opportunities Portfolio - Class S
        ING VP SmallCap Opportunities Portfolio - Class R *
        ING VP SmallCap Opportunities Portfolio - Class S
     Janus Aspen Series:
        Janus Aspen Balanced Portfolio - Inst Shares
        Janus Aspen Flexible Income Portfolio - Inst Shares
        Janus Aspen Growth Portfolio - Inst Shares
        Janus Aspen Mid Cap Growth Portfolio - Inst Shares
        Janus Aspen Worldwide Growth Portfolio - Inst Shares
     Lord Abbett Funds:
        Lord Abbett Growth and Income Portfolio *
        Lord Abbett Mid-Cap Value Portfolio *
     MFS(R) Funds:
        MFS (R) Global Governments Series
        MFS(R) Total Return Series - Initial Class
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth Fund/VA
        Oppenheimer Global Securities Fund/VA
        Oppenheimer Main Street(R) Fund/VA
        Oppenheimer Strategic Bond Fund/VA
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income VCT Portfolio - Class I *
        Pioneer Fund VCT Portfolio - Class I *
        Pioneer Mid Cap Value VCT Portfolio - Class I *
     Prudential Series Fund, Inc.:
        Jennison Portfolio - Class II Shares
        SP Jennison International Growth Portfolio - Class II Shares UBS Series Trust:
        UBS Tactical Allocation Portfolio - Class I

     *   Investment Division added in 2002.
     **  Investment Division added in 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                   CURRENT NAME                                           FORMER NAME
        -----------------------------------------------    -----------------------------------------
        AllianceBernstein VPSF Growth and Income           Alliance Growth and Income
          Class A
        AllianceBernstein VPSF Premier Growth              Alliance Premier Growth Portfolio
          Class A
        AllianceBernstein VPSF Quasar Class A              Alliance Quasar Portfolio
        Federated Capital Income Fund Fund II              Federated Utility Fund II
        Fidelity(R) VIP ASSET MANAGER(SM) Portfolio -      Fidelity(R) VIP II ASSET MANAGER(SM)
          Initial Class                                      Portfolio - Initial Class
        Fidelity(R) VIP Contrafund(R) Portfolio -          Fidelity(R) VIP II Contrafund(R) Portfolio -
          Initial Class                                      Initial Class
        Fidelity(R) VIP Index 500 Portfolio -              Fidelity(R) VIP II Index 500 Portfolio -
          Initial Class                                      Initial Class
        Fidelity(R) VIP Investment Grade Bond              Fidelity(R) VIP II Investment Grade Bond
          Portfolio - Initial Class                          Portfolio - Initial Class
        ING MFS Research Equity Portfolio -                ING MFS Research Portfolio - Initial Class
          Initial Class                                    ING Salomon Brothers Capital Portfolio -
        ING Salomon Brothers Fundamental Value               Service Class
          Portfolio - Service Class                        Janus Aspen Aggressive Growth Portfolio -
        Janus Aspen Mid Cap Growth Portfolio -               Inst Shares
          Inst Shares                                      Oppenheimer Main Street(R) Growth &
        Oppenheimer Main Street(R) Fund/VA                   IncomeFund/VA
                                                           Brinson Series Tactical Allocation
        UBS Tactical Allocation Portfolio - Class I          Portfolio - Class I

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

     CONTRACT MAINTENANCE CHARGES

     An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                      YEAR ENDED DECEMBER 31
                                                                  2003                      2002
                                                        -----------------------   -----------------------
                                                         PURCHASES     SALES       PURCHASES      SALES
                                                        ----------   ----------   ----------   ----------
                                                                      (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                   $    1,737   $    3,129   $   24,514   $   27,763
        AIM V.I. Core Equity                                 3,305        4,917       38,407       44,855
        AIM V.I. Government Securities                       6,524       17,272       32,681       16,817
        AIM V.I. Growth                                      1,907        3,089       24,478       29,364
        AIM V.I. Premier Equity                              1,284        8,823       68,844       80,157
     Alger American Funds:
        Alger American Balanced                                132          720        3,639        4,339
        Alger American Income & Growth                         168        1,486       10,413       12,151
        Alger American Leveraged AllCap                          1        1,075        9,454       10,850
     AllianceBernstein Variable Products
        Series Fund, Inc.:
        AllianceBernstein VPSF Growth and Income             9,057        3,429       46,961       44,016
        AllianceBernstein VPSF Premier Growth                1,645        1,504       10,145       10,102
        AllianceBernstein VPSF Quasar                        3,231          736        1,723        1,577
     American Century(R) Investments:
        American Century(R) VP Balanced                         40          323        1,989        2,307
        American Century(R) VP International                    19          485        2,499        3,200
     Calvert Social Balanced                                   559          412        1,931        1,806
     Federated Insurance Series:
        Federated American Leaders                           1,301       11,123        8,627       25,009
        Federated Capital Income                               534        1,842        2,331        5,001
        Federated Equity Income                                627        2,131          820        4,394
        Federated Fund for U.S. Government Securities        1,190        3,794        4,984        4,633
        Federated Growth Strategies                            475        2,609          112        5,825
        Federated High Income Bond                           1,589        4,535        6,847        9,302
        Federated International Equity                         361        1,465          127        2,905
        Federated Prime Money                                2,583        5,040        5,760        7,185
     Fidelity(R) Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                    1,642        2,158       15,172       16,452
        Fidelity(R) VIP Contrafund(R)                       26,291       23,400      175,617      186,406
        Fidelity(R) VIP Equity-Income                       41,183       36,146      247,113      252,808
        Fidelity(R) VIP Growth                              10,899       13,392      141,688      162,277
        Fidelity(R) VIP High Income                         30,754       18,518       58,138       58,116
        Fidelity(R) VIP Index 500                            7,977       13,648      121,951      136,223
        Fidelity(R) VIP Investment Grade Bond                  220          846        3,174        3,538
        Fidelity(R) VIP Overseas                            36,192       32,346       14,243       15,632

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
     Franklin Templeton Variable Insurance
        Products Trust:
        Franklin Small Cap Value Securities                         $        433   $        279   $      2,565   $      1,920
     ING GET Fund:
        ING GET Fund - Series D                                            4,052         18,917         91,906        104,050
        ING GET Fund - Series E                                           10,996         44,851        287,090        310,958
        ING GET Fund - Series G                                            6,153         29,059        172,316        181,449
        ING GET Fund - Series H                                            4,789         20,271        131,547        142,911
        ING GET Fund - Series I                                            3,353         12,409         89,384         94,102
        ING GET Fund - Series J                                            2,456         13,559         76,351         81,025
        ING GET Fund - Series K                                            2,775         12,911         88,905         98,660
        ING GET Fund - Series L                                            3,093         11,467         78,713         85,764
        ING GET Fund - Series M                                            4,217         25,227        120,605        132,464
        ING GET Fund - Series N                                            2,265         17,016         97,858        110,571
        ING GET Fund - Series P                                            1,839         21,136         83,551         91,096
        ING GET Fund - Series Q                                              691         13,725        115,914         62,794
        ING GET Fund - Series R                                              124          7,906         47,063          3,851
        ING GET Fund - Series S                                               82         12,318         55,817          2,522
        ING GET Fund - Series T                                              259          9,664         39,328            338
        ING GET Fund - Series U                                           42,784         16,030            508              6
        ING GET Fund - Series V                                           84,529          8,459              -              -
     ING VP Balanced                                                      19,176         19,033         79,596         99,335
     ING VP Bond                                                          18,786         46,842        125,655        111,843
     ING VP Emerging Markets                                                  10            116            976          1,178
     ING VP Money Market                                                 260,698        347,286        760,239        784,356
     ING VP Natural Resources                                                 30            280          1,139          1,513
     ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced                               2,839          2,627         13,854         14,909
        ING VP Strategic Allocation Growth                                 2,913          2,028         11,735         12,253
        ING VP Strategic Allocation Income                                 2,116          4,793         21,591         23,140
     ING Investors Trust:
        ING MFS Total Return                                                 443             56              -              -
        ING T. Rowe Price Equity Income                                      702             83              -              -
     ING Partners, Inc.:
        ING Alger Aggressive Growth                                        3,224          2,516            190              -
        ING Alger Growth                                                   1,205            877             10              -
        ING American Century Small Cap Value                                 490            216            253             82
        ING Baron Small Cap Growth                                         1,230            238            359            171
        ING DSI Enhanced Index                                                48             43              -              -
        ING Goldman Sachs(R) Capital Growth                                   11              8             19              -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
     ING Partners, Inc. (continued):
        ING JPMorgan Fleming International                          $    163,765   $    161,684   $    210,312   $    212,764
        ING JPMorgan Mid Cap Value                                           605            113             89              -
        ING MFS Capital Opportunities                                     21,700         27,088         46,601         55,397
        ING MFS Global Growth                                                 25             24              8              6
        ING MFS Research Equity                                            1,157          7,623         50,965         63,509
        ING OpCap Balanced Value                                           1,204             57             15              -
        ING PIMCO Total Return                                             2,644          1,301          1,359            107
        ING Salomon Brothers Aggressive Growth                            10,004         15,045        109,117        123,719
        ING Salomon Brothers Fundamental Value                            22,906         21,884              5              -
        ING Salomon Brothers Investors Value                                 171             29             16              -
        ING T. Rowe Price Growth Equity                                   12,358         13,147         77,576         88,202
        ING UBS Tactical Asset Allocation                                     82             33              -              -
        ING Van Kampen Comstock                                              707            262            331              1
     ING Variable Funds:
        ING VP Growth and Income                                          13,533         71,492        172,371        261,853
     ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1                            26,984          1,916              -              -
        ING GET U.S. Core Portfolio - Series 2                            24,434            115              -              -
        ING GET U.S. Core Portfolio - Series 3                             1,965              -              -              -
     ING Variable Portfolios, Inc.:
        ING VP Growth                                                      2,962          7,041         69,783         79,492
        ING VP Index Plus LargeCap                                        33,821         37,707        190,972        214,104
        ING VP Index Plus MidCap                                           8,395          8,702         11,890          7,151
        ING VP Index Plus SmallCap                                         3,097          2,140          8,976          6,252
        ING VP International Equity                                       17,944         16,056         46,107         46,993
        ING VP Small Company                                              39,143         30,623        116,436        108,833
        ING VP Technology                                                 10,849          7,248         23,571         23,226
        ING VP Value Opportunity                                           1,688          3,760         26,750         29,060
     ING Variable Products Trust:
        ING VP Growth Opportunities - Class R                                205            562            864            463
        ING VP Growth Opportunities - Class S                                795            180            278            238
        ING VP International Value                                           824            288            523             70
        ING VP MagnaCap - Class R                                             26             19             33              -
        ING VP MagnaCap - Class S                                            446            177            879            689
        ING VP MidCap Opportunities - Class R                              3,751          3,229             78              1
        ING VP MidCap Opportunities - Class S                              3,992            987          4,360          2,084
        ING VP SmallCap Opportunities - Class R                            6,129          4,827            265            193
        ING VP SmallCap Opportunities - Class S                            3,215          1,256          3,798          2,346

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                    (DOLLARS IN
                                                                     THOUSANDS)
     Janus Aspen Series:
        Janus Aspen Balanced                                        $      8,930   $     41,249   $    225,500   $    247,280
        Janus Aspen Flexible Income                                        4,792         11,512         31,418         28,299
        Janus Aspen Growth                                                 2,952         23,501        150,997        186,962
        Janus Aspen Mid Cap Growth                                        24,529         37,355        141,416        169,207
        Janus Aspen Worldwide Growth                                      11,748         56,934        323,687        376,352
     Lord Abbett Funds:
        Lord Abbett Growth and Income                                      2,511            194            442              1
        Lord Abbett Mid-Cap Value                                            787            254            805            284
     MFS(R) Funds:
        MFS (R) Global Governments                                         1,124          1,442          3,217          2,355
        MFS(R) Total Return                                               13,814          8,440        119,828        113,668
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                      5,069          5,437         64,141         69,661
        Oppenheimer Global Securities                                     13,931          6,486         20,873         17,437
        Oppenheimer Main Street(R)                                        13,702          9,849         70,215         74,433
        Oppenheimer Strategic Bond                                        15,898         10,101         38,679         34,794
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income VCT                                            116             57            165              5
        Pioneer Fund VCT                                                       4              1              1              -
        Pioneer Mid Cap Value VCT                                            764            133             82             42
     Prudential Series Fund, Inc.:
        Prudential Jennison                                                  646            375          2,065          2,060
        Prudential SP Jennison International Growth                        4,361          1,684          2,655          2,449
     UBS Series Trust:
        UBS Tactical Allocation                                              565          1,042         14,269         15,619

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation                                   (215,223)       (366,408)
         AIM V.I. Core Equity                                            (376,156)       (748,286)
         AIM V.I. Government Securities                                  (899,844)      1,319,594
         AIM V.I. Growth                                                 (285,985)       (842,874)
         AIM V.I. Premier Equity                                         (951,357)     (1,440,923)
      Alger American Funds:
         Alger American Balanced                                          (26,135)        (31,808)
         Alger American Income & Growth                                   (64,405)        (86,313)
         Alger American Leveraged AllCap                                  (49,907)        (61,140)
      AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein VPSF Growth and Income                         588,049          63,544
         AllianceBernstein VPSF Premier Growth                             35,073           2,737
         AllianceBernstein VPSF Quasar                                    371,072          12,434
      American Century(R) Investments:
         American Century(R) VP Balanced                                  (17,978)        (21,928)
         American Century(R) VP International                             (37,686)        (53,475)
      Calvert Social Balanced                                              11,388           9,032
      Federated Insurance Series:
         Federated American Leaders                                      (508,356)       (802,047)
         Federated Capital Income                                        (147,192)       (270,317)
         Federated Equity Income                                         (150,869)       (349,138)
         Federated Fund for U.S. Government Securities                   (191,021)          5,984
         Federated Growth Strategies                                     (136,784)       (353,291)
         Federated High Income Bond                                      (266,792)       (311,614)
         Federated International Equity                                   (88,913)       (215,775)
         Federated Prime Money                                           (190,956)       (112,344)
      Fidelity(R) Variable Insurance Products Fund:
         Fidelity(R) VIP ASSET MANAGER(SM)                                (46,959)       (103,131)
         Fidelity(R) VIP Contrafund(R)                                    571,228        (705,725)
         Fidelity(R) VIP Equity-Income                                    522,988        (690,353)
         Fidelity(R) VIP Growth                                           215,167      (1,160,706)
         Fidelity(R) VIP High Income                                    1,123,161        (483,340)
         Fidelity(R) VIP Index 500                                       (363,659)       (835,328)
         Fidelity(R) VIP Investment Grade Bond                            (46,941)        (29,946)
         Fidelity(R) VIP Overseas                                         324,783        (115,998)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                15,203          39,416
      ING GET Fund:
        ING GET Fund - Series D                                        (1,707,796)     (1,502,708)
        ING GET Fund - Series E                                        (3,914,768)     (3,020,220)
        ING GET Fund - Series G                                        (2,581,173)     (1,275,410)
        ING GET Fund - Series H                                        (1,762,825)     (1,368,020)
        ING GET Fund - Series I                                        (1,017,746)       (633,744)
        ING GET Fund - Series J                                        (1,217,984)       (606,080)
        ING GET Fund - Series K                                        (1,092,454)     (1,044,318)
        ING GET Fund - Series L                                          (936,734)       (566,108)
        ING GET Fund - Series M                                        (2,237,666)       (972,717)
        ING GET Fund - Series N                                        (1,500,256)     (1,199,074)
        ING GET Fund - Series P                                        (1,948,391)       (608,071)
        ING GET Fund - Series Q                                        (1,178,495)      5,298,242
        ING GET Fund - Series R                                          (678,100)      4,312,314
        ING GET Fund - Series S                                        (1,098,481)      5,334,290
        ING GET Fund - Series T                                          (845,512)      3,907,841
        ING GET Fund - Series U                                         2,803,440          50,278
        ING GET Fund - Series V                                         7,680,444               -
      ING VP Balanced                                                     (83,996)     (1,231,538)
      ING VP Bond                                                      (1,696,435)        413,356
      ING VP Emerging Markets                                             (14,583)        (26,185)
      ING VP Money Market                                              (6,789,055)     (2,485,092)
      ING VP Natural Resources                                            (19,060)        (31,200)
      ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced                              (29,336)       (104,759)
        ING VP Strategic Allocation Growth                                (21,901)        (62,890)
        ING VP Strategic Allocation Income                               (205,539)       (143,555)
      ING Investors Trust:
        ING MFS Total Return                                               35,396               -
        ING T. Rowe Price Equity Income                                    57,696               -
      ING Partners, Inc.:
        ING Alger Aggressive Growth                                        71,512          24,342
        ING Alger Growth                                                   37,994           1,297
        ING American Century Small Cap Value                               29,741          19,821
        ING Baron Small Cap Growth                                         97,665          21,310
        ING DSI Enhanced Index                                                621               -
        ING Goldman Sachs(R) Capital Growth                                   243           2,242
        ING JPMorgan Fleming International                                286,684          17,057

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      ING Partners, Inc. (continued):
         ING JPMorgan Mid Cap Value                                        45,969           9,450
         ING MFS Capital Opportunities                                   (475,678)       (840,713)
         ING MFS Global Growth                                                276             168
         ING MFS Research Equity                                         (638,397)     (1,203,069)
         ING OpCap Balanced Value                                         114,002           1,825
         ING PIMCO Total Return                                           117,809         118,777
         ING Salomon Brothers Aggressive Growth                          (471,812)     (1,425,104)
         ING Salomon Brothers Fundamental Value                           112,732             655
         ING Salomon Brothers Investors Value                              15,639           1,835
         ING T. Rowe Price Growth Equity                                  (82,398)       (562,460)
         ING UBS Tactical Asset Allocation                                  5,211              53
         ING Van Kampen Comstock                                           44,597          38,291
      ING Variable Funds:
         ING VP Growth and Income                                      (3,322,672)     (4,914,917)
      ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 1                         2,530,968               -
         ING GET U.S. Core Portfolio - Series 2                         2,441,629               -
         ING GET U.S. Core Portfolio - Series 3                           196,496               -
      ING Variable Portfolios, Inc.:
         ING VP Growth                                                   (329,681)       (944,382)
         ING VP Index Plus LargeCap                                    (1,018,952)     (1,975,577)
         ING VP Index Plus MidCap                                         (23,571)        293,309
         ING VP Index Plus SmallCap                                        74,019         238,930
         ING VP International Equity                                      156,583        (117,376)
         ING VP Small Company                                             612,976         398,526
         ING VP Technology                                              1,059,264         (95,211)
         ING VP Value Opportunity                                        (141,302)       (168,461)
      ING Variable Products Trust:
         ING VP Growth Opportunities - Class R                            (58,161)         63,829
         ING VP Growth Opportunities - Class S                             97,238           5,464
         ING VP International Value                                        65,868          49,414
         ING VP MagnaCap - Class R                                            857           3,913
         ING VP MagnaCap - Class S                                         32,197          22,872
         ING VP MidCap Opportunities - Class R                             85,049          10,923
         ING VP MidCap Opportunities - Class S                            400,115         315,913
         ING VP SmallCap Opportunities - Class R                          190,033        (139,170)
         ING VP SmallCap Opportunities - Class S                          327,810         376,449

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)     (REDEEMED)
                                                                     ------------    ------------
      Janus Aspen Series:
         Janus Aspen Balanced                                          (2,223,852)     (1,543,962)
         Janus Aspen Flexible Income                                     (394,174)        123,393
         Janus Aspen Growth                                            (1,648,598)     (3,008,365)
         Janus Aspen Mid Cap Growth                                    (1,191,018)     (2,540,697)
         Janus Aspen Worldwide Growth                                  (3,435,063)     (3,807,460)
      Lord Abbett Funds:
         Lord Abbett Growth and Income                                    249,236          53,538
         Lord Abbett Mid-Cap Value                                         62,337          54,692
      MFS(R) Funds:
         MFS(R) Global Governments                                        (33,561)         71,900
         MFS(R) Total Return                                              441,718         404,893
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth                                   (134,199)       (616,159)
         Oppenheimer Global Securities                                    459,397         197,129
         Oppenheimer Main Street(R)                                       182,239        (523,616)
         Oppenheimer Strategic Bond                                       289,876         151,517
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT                                          6,570          19,140
         Pioneer Fund VCT                                                     276             172
         Pioneer Mid Cap Value VCT                                         58,218           3,470
      Prudential Series Fund, Inc.:
         Prudential Jennison                                               40,553         (10,806)
         Prudential SP Jennison International Growth                      378,568          29,475
      UBS Series Trust:
         UBS Tactical Allocation                                          (61,001)       (180,912)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

     A summary of units outstanding at December 31, 2003 follows:

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     AIM V.I. CAPITAL APPRECIATION
     Currently payable annuity contracts:                                                     $    1,081,892
     Contracts in accumulation period:
              Non-Qualified V                                   10,189.299   $         8.76           89,258
              Non-Qualified V (0.75)                            63,788.195             8.97          572,180
              Non-Qualified XII                                    755.842             8.95            6,765
              Non-Qualified XIII                               445,452.485             9.46        4,213,981
              Non-Qualified XIV                                595,055.988             9.30        5,534,021
              Non-Qualified XV                                 280,980.651             9.23        2,593,451
              Non-Qualified XVI                                232,704.920             5.52        1,284,531
              Non-Qualified XVIII                              159,214.742             5.44          866,128
              Non-Qualified XIX                                229,855.064             5.47        1,257,307
                                                           ---------------                    --------------
                                                             2,017,997.186                    $   17,499,514
                                                           ===============                    ==============

     AIM V.I. CORE EQUITY
     Currently payable annuity contracts:                                                     $    5,364,725
     Contracts in accumulation period:
              Non-Qualified V                                   44,573.096   $         7.72          344,104
              Non-Qualified V (0.75)                           108,040.860             7.90          853,523
              Non-Qualified IX                                     854.568             7.63            6,520
              Non-Qualified XII                                    990.885             7.88            7,808
              Non-Qualified XIII                               859,271.993             9.45        8,120,120
              Non-Qualified XIV                              1,330,081.463             9.30       12,369,758
              Non-Qualified XV                                 474,287.077             9.22        4,372,927
              Non-Qualified XVI                                200,687.487             6.37        1,278,379
              Non-Qualified XVIII                               99,620.062             6.28          625,614
              Non-Qualified XIX                                247,908.048             6.31        1,564,300
              Non-Qualified XX                                      10.508            11.86              125
                                                           ---------------                    --------------
                                                             3,366,326.047                    $   34,907,903
                                                           ===============                    ==============

     AIM V.I. GOVERNMENT SECURITIES
     Contracts in accumulation period:
              Non-Qualified XIII                               346,391.536   $        12.37   $    4,284,863
              Non-Qualified XIV                                467,444.949            12.23        5,716,852
              Non-Qualified XV                                 145,354.085            12.16        1,767,506
              Non-Qualified XVI                                 93,136.186            11.72        1,091,556
              Non-Qualified XVIII                               65,075.143            11.55          751,618
              Non-Qualified XIX                                121,746.539            11.61        1,413,477
                                                           ---------------                    --------------
                                                             1,239,148.438                    $   15,025,872
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     AIM V.I. GROWTH
     Currently payable annuity contracts:                                                     $    1,268,793
     Contracts in accumulation period:
              Non-Qualified V                                   13,652.955   $         5.47           74,682
              Non-Qualified V (0.75)                            81,576.978             5.60          456,831
              Non-Qualified IX                                     464.862             5.40            2,510
              Non-Qualified XII                                  1,480.361             5.58            8,260
              Non-Qualified XIII                               686,220.760             6.62        4,542,781
              Non-Qualified XIV                              1,067,508.226             6.51        6,949,479
              Non-Qualified XV                                 341,364.852             6.46        2,205,217
              Non-Qualified XVI                                166,356.398             4.36          725,314
              Non-Qualified XVIII                              113,901.835             4.30          489,778
              Non-Qualified XIX                                310,878.472             4.32        1,342,995
                                                           ---------------                    --------------
                                                             2,783,405.699                    $   18,066,640
                                                           ===============                    ==============

     AIM V.I. PREMIER EQUITY
     Currently payable annuity contracts:                                                     $    2,390,597
     Contracts in accumulation period:
              Non-Qualified V                                    8,617.808   $         7.12           61,359
              Non-Qualified V (0.75)                            74,738.020             7.29          544,840
              Non-Qualified IX                                      91.584             7.04              645
              Non-Qualified XII                                  1,138.315             7.28            8,287
              Non-Qualified XIII                             1,268,375.871             8.56       10,857,297
              Non-Qualified XIV                              2,017,118.702             8.42       16,984,139
              Non-Qualified XV                                 747,409.524             8.35        6,240,870
              Non-Qualified XVI                                299,982.129             6.43        1,928,885
              Non-Qualified XVIII                              126,619.280             6.33          801,500
              Non-Qualified XIX                                473,550.761             6.36        3,011,783
                                                           ---------------                    --------------
                                                             5,017,641.994                    $   42,830,202
                                                           ===============                    ==============

     ALGER AMERICAN BALANCED
     Contracts in accumulation period:
              Non-Qualified VII                                 94,256.181   $        25.11   $    2,366,773
                                                           ---------------                    --------------
                                                                94,256.181                    $    2,366,773
                                                           ===============                    ==============

     ALGER AMERICAN INCOME & GROWTH
     Contracts in accumulation period:
              Non-Qualified VII                                291,852.976   $        22.17   $    6,470,380
                                                           ---------------                    --------------
                                                               291,852.976                    $    6,470,380
                                                           ===============                    ==============

     ALGER AMERICAN LEVERAGED ALLCAP
     Contracts in accumulation period:
              Non-Qualified VII                                277,225.744   $        23.23   $    6,439,954
              Non-Qualified VIII                                   167.508            17.13            2,869
                                                           ---------------                    --------------
                                                               277,393.252                    $    6,442,823
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ALLIANCEBERNSTEIN VPSF GROWTH AND INCOME
     Contracts in accumulation period:
              Non-Qualified XIII                             1,037,180.107   $        10.20   $   10,579,237
              Non-Qualified XIV                              1,055,319.729            10.09       10,648,176
              Non-Qualified XV                                 396,339.879            10.03        3,975,289
              Non-Qualified XVI                                451,491.519            10.30        4,650,363
              Non-Qualified XVIII                              155,625.177            10.15        1,579,596
              Non-Qualified XIX                                346,881.673            10.20        3,538,193
                                                           ---------------                    --------------

                                                             3,442,838.084                    $   34,970,854
                                                           ===============                    ==============

     ALLIANCEBERNSTEIN VPSF PREMIER GROWTH
     Contracts in accumulation period:
              Non-Qualified XIII                               379,024.612   $         5.26   $    1,993,669
              Non-Qualified XIV                                323,966.059             5.20        1,684,624
              Non-Qualified XV                                 126,508.754             5.17          654,050
              Non-Qualified XVI                                190,489.279             5.57        1,061,025
              Non-Qualified XVIII                               67,891.757             5.49          372,726
              Non-Qualified XIX                                280,459.496             5.52        1,548,136
                                                           ---------------                    --------------

                                                             1,368,339.957                    $    7,314,230
                                                           ===============                    ==============

     ALLIANCEBERNSTEIN VPSF QUASAR
     Contracts in accumulation period:
              Non-Qualified XIII                               134,787.615   $         8.19   $    1,103,911
              Non-Qualified XIV                                165,580.970             8.10        1,341,206
              Non-Qualified XV                                  41,351.517             8.06          333,293
              Non-Qualified XVI                                 45,523.247             7.29          331,864
              Non-Qualified XVIII                               44,821.552             7.18          321,819
              Non-Qualified XIX                                 67,459.200             7.21          486,381
                                                           ---------------                    --------------

                                                               499,524.101                    $    3,918,474
                                                           ===============                    ==============

     AMERICAN CENTURY(R) VP BALANCED
     Contracts in accumulation period:
              Non-Qualified VII                                 78,073.697   $        18.19   $    1,420,161
                                                           ---------------                    --------------

                                                                78,073.697                    $    1,420,161
                                                           ===============                    ==============

     AMERICAN CENTURY(R) VP INTERNATIONAL
     Contracts in accumulation period:
              Non-Qualified VII                                 93,228.187   $        14.41   $    1,343,418
              Non-Qualified VIII                                   181.700            13.13            2,386
                                                           ---------------                    --------------

                                                                93,409.887                    $    1,345,804
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     CALVERT SOCIAL BALANCED
     Contracts in accumulation period:
              Non-Qualified V                                    7,083.055   $        20.34   $      144,069
              Non-Qualified V (0.75)                            14,750.233            21.15          311,967
              Non-Qualified VII                                 84,238.446            11.30          951,894
              Non-Qualified VIII                                71,475.490            11.41          815,535
              Non-Qualified XX                                     390.655            11.56            4,516
                                                           ---------------                    --------------
                                                               177,937.879                    $    2,227,981
                                                           ===============                    ==============

     FEDERATED AMERICAN LEADERS
     Currently payable annuity contracts:                                                     $       84,899
     Contracts in accumulation period:
              Non-Qualified VII                              2,203,916.167   $        23.37       51,505,521
              Non-Qualified VIII                                 7,506.725            16.88          126,714
                                                           ---------------                    --------------
                                                             2,211,422.892                    $   51,717,134
                                                           ===============                    ==============

     FEDERATED CAPITAL INCOME
     Currently payable annuity contracts:                                                     $       17,473
     Contracts in accumulation period:
              Non-Qualified VII                                505,276.162   $        12.75        6,442,271
              Non-Qualified VIII                                    63.397            10.65              675
                                                           ---------------                    --------------
                                                               505,339.559                    $    6,460,419
                                                           ===============                    ==============

     FEDERATED EQUITY INCOME
     Currently payable annuity contracts:                                                     $       92,839
     Contracts in accumulation period:
              Non-Qualified VII                                884,275.954   $        12.34       10,911,965
                                                           ---------------                    --------------
                                                               884,275.954                    $   11,004,804
                                                           ===============                    ==============

     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
     Currently payable annuity contracts:                                                     $        2,648
     Contracts in accumulation period:
              Non-Qualified VII                                634,657.350   $        15.49        9,830,842
                                                           ---------------                    --------------
                                                               634,657.350                    $    9,833,490
                                                           ===============                    ==============

     FEDERATED GROWTH STRATEGIES
     Contracts in accumulation period:
              Non-Qualified VII                                627,365.021   $        18.83   $   11,813,283
                                                           ---------------                    --------------
                                                               627,365.021                    $   11,813,283
                                                           ===============                    ==============

     FEDERATED HIGH INCOME BOND
     Currently payable annuity contracts:                                                     $       19,637
     Contracts in accumulation period:
              Non-Qualified VII                                969,244.579   $        16.25       15,750,224
              Non-Qualified VIII                                   299.226            13.87            4,150
                                                           ---------------                    --------------
                                                               969,543.805                    $   15,774,011
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FEDERATED INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                                     $       44,651
     Contracts in accumulation period:
              Non-Qualified VII                                462,016.816   $        14.11        6,519,057
              Non-Qualified VIII                                   123.555            13.06            1,614
                                                           ---------------                    --------------

                                                               462,140.371                    $    6,565,322
                                                           ===============                    ==============

     FEDERATED PRIME MONEY
     Contracts in accumulation period:
              Non-Qualified VII                                391,575.907   $        12.59   $    4,929,941
                                                           ---------------                    --------------

                                                               391,575.907                    $    4,929,941
                                                           ===============                    ==============

     FIDELITY(R) VIP ASSET MANAGER(SM)
     Contracts in accumulation period:
              Non-Qualified VII                                545,090.168   $        18.27   $    9,958,797
              Non-Qualified VIII                               135,610.345            15.30        2,074,838
                                                           ---------------                    --------------

                                                               680,700.513                    $   12,033,635
                                                           ===============                    ==============

     FIDELITY(R) VIP CONTRAFUND(R)
     Contracts in accumulation period:
              Non-Qualified V                                  459,839.543   $        21.98   $   10,107,273
              Non-Qualified V (0.75)                           740,795.132            22.86       16,934,577
              Non-Qualified VII                              3,011,967.167            24.17       72,799,246
              Non-Qualified VIII                               591,045.505            19.48       11,513,566
              Non-Qualified IX                                  27,754.943            21.61          599,784
              Non-Qualified X                                   22,238.130            21.98          488,794
              Non-Qualified XII                                 48,268.840            12.74          614,945
              Non-Qualified XIII                             2,257,321.504            11.91       26,884,699
              Non-Qualified XIV                              2,423,625.905            11.71       28,380,659
              Non-Qualified XV                                 908,324.174            11.62       10,554,727
              Non-Qualified XVI                                396,289.022             9.23        3,657,748
              Non-Qualified XVIII                               99,480.914             9.10          905,276
              Non-Qualified XIX                                470,820.270             9.14        4,303,297
              Non-Qualified XX                                  25,359.265            12.24          310,397
                                                           ---------------                    --------------

                                                            11,483,130.314                    $  188,054,988
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FIDELITY(R) VIP EQUITY-INCOME
     Contracts in accumulation period:
              Non-Qualified V                                  447,621.315   $        19.39   $    8,679,377
              Non-Qualified V (0.75)                           810,958.495            20.16       16,348,923
              Non-Qualified VII                              3,679,828.901            23.07       84,893,653
              Non-Qualified VIII                               795,913.705            16.64       13,244,004
              Non-Qualified IX                                  15,133.993            19.06          288,454
              Non-Qualified X                                   16,682.801            19.39          323,480
              Non-Qualified XII                                 10,948.402            11.51          126,016
              Non-Qualified XIII                             1,917,300.612            11.21       21,492,940
              Non-Qualified XIV                              2,405,810.208            11.02       26,512,028
              Non-Qualified XV                                 767,723.534            10.93        8,391,218
              Non-Qualified XVI                                556,680.352            10.49        5,839,577
              Non-Qualified XVIII                               92,557.995            10.33          956,124
              Non-Qualified XIX                                479,897.961            10.39        4,986,140
              Non-Qualified XX                                   5,511.291            12.13           66,852
                                                           ---------------                    --------------

                                                            12,002,569.565                    $  192,148,786
                                                           ===============                    ==============

     FIDELITY(R) VIP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                  444,797.942   $        16.83   $    7,485,949
              Non-Qualified V (0.75)                           801,208.218            17.51       14,029,156
              Non-Qualified VII                              2,283,685.777            22.97       52,456,262
              Non-Qualified VIII                               550,943.844            15.30        8,429,441
              Non-Qualified IX                                  10,940.031            16.55          181,058
              Non-Qualified X                                   13,738.554            16.83          231,220
              Non-Qualified XII                                 13,775.230            10.56          145,466
              Non-Qualified XIII                             1,906,545.323             8.29       15,805,261
              Non-Qualified XIV                              1,615,540.122             8.17       13,198,963
              Non-Qualified XV                                 592,005.062             8.12        4,807,081
              Non-Qualified XVI                                780,055.984             6.26        4,883,150
              Non-Qualified XVIII                              135,448.670             6.17          835,718
              Non-Qualified XIX                                533,582.328             6.20        3,308,210
              Non-Qualified XX                                   5,490.076            12.19           66,924
                                                           ---------------                    --------------
                                                             9,687,757.161                    $  125,863,859
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FIDELITY(R) VIP HIGH INCOME
     Currently payable annuity contracts:                                                     $    2,492,941
     Contracts in accumulation period:
              Non-Qualified VII                              1,760,438.582   $        11.96       21,054,845
              Non-Qualified VIII                               425,258.887            10.79        4,588,543
              Non-Qualified XIII                             1,157,540.233             8.31        9,619,159
              Non-Qualified XIV                              1,181,961.109             8.18        9,668,442
              Non-Qualified XV                                 500,838.519             8.11        4,061,800
              Non-Qualified XVI                                182,940.448             9.42        1,723,299
              Non-Qualified XVIII                               52,952.742             9.28          491,401
              Non-Qualified XIX                                350,482.825             9.33        3,270,005
                                                           ---------------                    --------------

                                                             5,612,413.345                    $   56,970,435
                                                           ===============                    ==============

     FIDELITY(R) VIP INDEX 500
     Contracts in accumulation period:
              Non-Qualified VII                              3,107,193.548   $        20.31   $   63,107,101
              Non-Qualified VIII                               654,473.153            17.05       11,158,767
                                                           ---------------                    --------------

                                                             3,761,666.701                    $   74,265,868
                                                           ===============                    ==============

     FIDELITY(R) VIP INVESTMENT GRADE BOND
     Contracts in accumulation period:
              Non-Qualified VII                                139,374.895   $        16.07   $    2,239,755
              Non-Qualified VIII                                   280.831            15.76            4,426
                                                           ---------------                    --------------

                                                               139,655.726                    $    2,244,181
                                                           ===============                    ==============

     FIDELITY(R) VIP OVERSEAS
     Contracts in accumulation period:
              Non-Qualified V                                   99,214.333   $        13.46   $    1,335,425
              Non-Qualified V (0.75)                           412,068.123            14.00        5,768,954
              Non-Qualified VII                                424,904.175            14.74        6,263,088
              Non-Qualified VIII                                37,597.218            12.57          472,597
              Non-Qualified IX                                   2,045.757            13.24           27,086
              Non-Qualified X                                      679.847            13.46            9,151
              Non-Qualified XII                                    710.635             9.75            6,929
              Non-Qualified XX                                   1,756.209            12.04           21,145
                                                           ---------------                    --------------

                                                               978,976.297                    $   13,904,375
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FRANKLIN SMALL CAP VALUE SECURITIES
     Contracts in accumulation period:
              Non-Qualified V                                   23,696.242   $        12.04   $      285,303
              Non-Qualified V (0.75)                            29,354.091            12.18          357,533
              Non-Qualified XII                                     30.484            12.17              371
              Non-Qualified XX                                   1,538.558            12.02           18,493
                                                           ---------------                    --------------

                                                                54,619.375                    $      661,700
                                                           ===============                    ==============

     ING GET FUND - SERIES D
     Contracts in accumulation period:
              Non-Qualified V                                1,191,822.656   $        10.16   $   12,108,918
              Non-Qualified V (0.75)                           705,055.402            10.43        7,353,728
              Non-Qualified VII                              2,552,873.224            10.07       25,707,433
              Non-Qualified VIII                             1,247,980.873            10.17       12,691,965
              Non-Qualified IX                                     304.794            10.03            3,057
              Non-Qualified X                                  115,290.208            10.16        1,171,349
              Non-Qualified XIII                             1,142,700.580            10.32       11,792,670
              Non-Qualified XIV                              1,230,039.106            10.16       12,497,197
              Non-Qualified XV                                 308,016.020            10.08        3,104,801
                                                           ---------------                    --------------

                                                             8,494,082.863                    $   86,431,118
                                                           ===============                    ==============

     ING GET FUND - SERIES E
     Contracts in accumulation period:
              Non-Qualified V                                1,302,479.845   $        10.46   $   13,623,939
              Non-Qualified V (0.75)                           171,187.936            10.70        1,831,711
              Non-Qualified VII                              2,539,560.874            10.27       26,081,290
              Non-Qualified VIII                               328,680.992            10.34        3,398,561
              Non-Qualified X                                   93,280.808            10.46          975,717
              Non-Qualified XIII                             6,982,124.987            10.48       73,172,670
              Non-Qualified XIV                              6,506,209.577            10.34       67,274,207
              Non-Qualified XV                               5,114,690.230            10.27       52,527,869
                                                           ---------------                    --------------

                                                            23,038,215.249                    $  238,885,964
                                                           ===============                    ==============

     ING GET FUND - SERIES G
     Contracts in accumulation period:
              Non-Qualified V                                  143,341.777   $        10.32   $    1,479,287
              Non-Qualified V (0.75)                            65,856.318            10.54          694,126
              Non-Qualified VII                              1,851,507.045            10.14       18,774,281
              Non-Qualified VIII                               169,262.869            10.21        1,728,174
              Non-Qualified X                                   11,537.009            10.32          119,062
              Non-Qualified XIII                             3,616,773.788            10.34       37,397,441
              Non-Qualified XIV                              5,118,191.255            10.21       52,256,733
              Non-Qualified XV                               2,547,568.598            10.14       25,832,346
                                                           ---------------                    --------------

                                                            13,524,038.659                    $  138,281,450
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES H
     Contracts in accumulation period:
              Non-Qualified V                                   83,485.913   $        10.47   $      874,098
              Non-Qualified V (0.75)                            49,204.664            10.69          525,998
              Non-Qualified VII                              1,139,157.441            10.30       11,733,322
              Non-Qualified VIII                                84,738.490            10.37          878,738
              Non-Qualified IX                                     392.651            10.37            4,072
              Non-Qualified X                                      989.540            10.48           10,370
              Non-Qualified XIII                             3,336,869.111            10.50       35,037,126
              Non-Qualified XIV                              3,543,295.103            10.37       36,743,970
              Non-Qualified XV                               1,864,240.686            10.30       19,201,679
                                                           ---------------                    --------------
                                                            10,102,373.599                    $  105,009,373
                                                           ===============                    ==============

     ING GET FUND - SERIES I
     Contracts in accumulation period:
              Non-Qualified VII                                270,913.854   $        10.22   $    2,768,740
              Non-Qualified VIII                                25,797.234            10.28          265,196
              Non-Qualified XIII                             2,297,815.865            10.40       23,897,285
              Non-Qualified XIV                              2,743,133.081            10.28       28,199,408
              Non-Qualified XV                               1,919,707.874            10.22       19,619,414
                                                           ---------------                    --------------
                                                             7,257,367.908                    $   74,750,043
                                                           ===============                    ==============

     ING GET FUND - SERIES J
     Contracts in accumulation period:
              Non-Qualified VII                                175,263.039   $        10.12   $    1,773,662
              Non-Qualified VIII                                35,713.918            10.18          363,568
              Non-Qualified XIII                             1,644,208.368            10.29       16,918,904
              Non-Qualified XIV                              2,499,278.203            10.18       25,442,652
              Non-Qualified XV                               1,540,603.053            10.12       15,590,903
                                                           ---------------                    --------------
                                                             5,895,066.581                    $   60,089,689
                                                           ===============                    ==============

     ING GET FUND - SERIES K
     Contracts in accumulation period:
              Non-Qualified VII                                 42,935.581   $        10.17   $      436,655
              Non-Qualified VIII                                 4,919.573            10.22           50,278
              Non-Qualified XIII                             1,276,923.882            10.33       13,190,624
              Non-Qualified XIV                              1,443,646.602            10.22       14,754,068
              Non-Qualified XV                                 799,117.035            10.17        8,127,020
              Non-Qualified XVI                              1,211,123.108            10.13       12,268,677
              Non-Qualified XVIII                              977,538.278             9.98        9,755,832
              Non-Qualified XIX                              1,188,600.236            10.03       11,921,660
                                                           ---------------                    --------------
                                                             6,944,804.295                    $   70,504,814
                                                           ===============                    ==============

     ING GET FUND - SERIES L
     Contracts in accumulation period:
              Non-Qualified VII                                 68,959.393   $        10.15   $      699,938
              Non-Qualified VIII                                28,655.567            10.19          292,000
              Non-Qualified XIII                             1,273,740.831            10.29       13,106,793

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES L (CONTINUED)
              Non-Qualified XIV                                763,172.953   $        10.19   $    7,776,732
              Non-Qualified XV                                 689,377.651            10.15        6,997,183
              Non-Qualified XVI                              1,625,490.687            10.13       16,466,221
              Non-Qualified XVIII                              868,744.893             9.99        8,678,761
              Non-Qualified XIX                              1,279,916.619            10.04       12,850,363
                                                           ---------------                    --------------
                                                             6,598,058.594                    $   66,867,991
                                                           ===============                    ==============

     ING GET FUND - SERIES M
     Contracts in accumulation period:
              Non-Qualified VII                                165,076.000   $        10.18   $    1,680,474
              Non-Qualified VIII                                 5,527.787            10.23           56,549
              Non-Qualified XIII                             1,332,926.881            10.32       13,755,805
              Non-Qualified XIV                              1,236,515.978            10.23       12,649,558
              Non-Qualified XV                                 628,561.341            10.18        6,398,754
              Non-Qualified XVI                              2,700,223.977            10.17       27,461,278
              Non-Qualified XVIII                            1,456,729.147            10.04       14,625,561
              Non-Qualified XIX                              1,794,678.714            10.08       18,090,361
                                                           ---------------                    --------------
                                                             9,320,239.825                    $   94,718,340
                                                           ===============                    ==============

     ING GET FUND - SERIES N
     Contracts in accumulation period:
              Non-Qualified VII                                275,981.742   $        10.28   $    2,837,092
              Non-Qualified VIII                                 2,234.810            10.32           23,063
              Non-Qualified XIII                             1,028,187.070            10.40       10,693,146
              Non-Qualified XIV                                764,525.476            10.32        7,889,903
              Non-Qualified XV                                 463,578.946            10.28        4,765,592
              Non-Qualified XVI                              2,500,577.587            10.27       25,680,932
              Non-Qualified XVIII                              853,489.077            10.15        8,662,914
              Non-Qualified XIX                              1,592,938.549            10.19       16,232,044
                                                           ---------------                    --------------
                                                             7,481,513.257                    $   76,784,686
                                                           ===============                    ==============

     ING GET FUND - SERIES P
     Contracts in accumulation period:
              Non-Qualified VII                                453,293.482   $        10.15   $    4,600,929
              Non-Qualified VIII                                44,937.362            10.18          457,462
              Non-Qualified XIII                               778,101.699            10.25        7,975,542
              Non-Qualified XIV                                502,748.456            10.18        5,117,979
              Non-Qualified XV                                 270,458.128            10.15        2,745,150
              Non-Qualified XVI                              1,448,074.801            10.13       14,668,998
              Non-Qualified XVIII                            1,082,254.675            10.03       10,855,014
              Non-Qualified XIX                              1,151,248.634            10.06       11,581,561
                                                           ---------------                    --------------
                                                             5,731,117.237                    $   58,002,635
                                                           ===============                    ==============

     ING GET FUND - SERIES Q
     Contracts in accumulation period:
              Non-Qualified VII                                192,371.099   $        10.37   $    1,994,888
              Non-Qualified VIII                                25,521.832            10.40          265,427

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES Q (CONTINUED)
              Non-Qualified XIII                               699,859.030   $        10.47   $    7,327,524
              Non-Qualified XIV                                459,984.607            10.40        4,783,840
              Non-Qualified XV                                 110,280.867            10.37        1,143,613
              Non-Qualified XVI                              1,244,549.008            10.36       12,893,528
              Non-Qualified XVIII                              476,583.901            10.26        4,889,751
              Non-Qualified XIX                              1,072,639.337            10.29       11,037,459
                                                           ---------------                    --------------
                                                             4,281,789.681                    $   44,336,030
                                                           ===============                    ==============

     ING GET FUND - SERIES R
     Contracts in accumulation period:
              Non-Qualified VII                                112,707.833   $        10.51   $    1,184,559
              Non-Qualified VIII                                28,384.847            10.54          299,176
              Non-Qualified XIII                               752,680.364            10.60        7,978,412
              Non-Qualified XIV                                327,154.947            10.54        3,448,213
              Non-Qualified XV                                  93,221.700            10.51          979,760
              Non-Qualified XVI                              1,018,118.184            10.50       10,690,241
              Non-Qualified XVIII                              342,018.662            10.42        3,563,834
              Non-Qualified XIX                                959,926.995            10.45       10,031,237
                                                           ---------------                    --------------
                                                             3,634,213.532                    $   38,175,432
                                                           ===============                    ==============

     ING GET FUND - SERIES S
     Contracts in accumulation period:
              Non-Qualified V                                   25,131.488   $        10.49   $      263,629
              Non-Qualified V (0.75)                           211,465.668            10.57        2,235,192
              Non-Qualified VII                                356,745.765            10.43        3,720,858
              Non-Qualified VIII                                76,140.478            10.45          795,668
              Non-Qualified XIII                               537,136.736            10.50        5,639,936
              Non-Qualified XIV                                370,677.364            10.45        3,873,578
              Non-Qualified XV                                 156,444.651            10.43        1,631,718
              Non-Qualified XVI                                853,807.382            10.42        8,896,673
              Non-Qualified XVIII                              469,057.191            10.35        4,854,742
              Non-Qualified XIX                              1,179,202.002            10.37       12,228,325
                                                           ---------------                    --------------
                                                             4,235,808.725                    $   44,140,319
                                                           ===============                    ==============

     ING GET FUND - SERIES T
     Contracts in accumulation period:
              Non-Qualified VII                                257,825.462   $        10.47   $    2,699,433
              Non-Qualified VIII                                33,778.815            10.49          354,340
              Non-Qualified XIII                               402,537.356            10.53        4,238,718
              Non-Qualified XIV                                221,461.597            10.49        2,323,132
              Non-Qualified XV                                 100,445.927            10.47        1,051,669
              Non-Qualified XVI                                869,755.132            10.46        9,097,639
              Non-Qualified XVIII                              240,326.759            10.40        2,499,398
              Non-Qualified XIX                                936,198.649            10.42        9,755,190
                                                           ---------------                    --------------
                                                             3,062,329.697                    $   32,019,519
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES U
     Contracts in accumulation period:
              Non-Qualified VII                                123,391.551   $        10.55   $    1,301,781
              Non-Qualified VIII                                19,674.996            10.57          207,965
              Non-Qualified XIII                               429,401.676            10.60        4,551,658
              Non-Qualified XIV                                207,184.651            10.57        2,189,942
              Non-Qualified XV                                  72,475.849            10.55          764,620
              Non-Qualified XVI                                967,556.965            10.54       10,198,050
              Non-Qualified XVIII                              197,343.657            10.49        2,070,135
              Non-Qualified XIX                                836,688.761            10.51        8,793,599
                                                           ---------------                    --------------
                                                             2,853,718.106                    $   30,077,750
                                                           ===============                    ==============

     ING GET FUND - SERIES V
     Contracts in accumulation period:
              Non-Qualified VII                                151,272.695   $         9.73   $    1,471,883
              Non-Qualified VIII                               115,324.383             9.74        1,123,259
              Non-Qualified XIII                               678,791.075             9.77        6,631,789
              Non-Qualified XIV                                594,981.015             9.74        5,795,115
              Non-Qualified XV                                 130,419.277             9.73        1,268,980
              Non-Qualified XVI                              3,233,729.672             9.73       31,464,190
              Non-Qualified XVIII                              461,661.790             9.69        4,473,503
              Non-Qualified XIX                              2,314,264.417             9.70       22,448,365
                                                           ---------------                    --------------
                                                             7,680,444.324                    $   74,677,084
                                                           ===============                    ==============

     ING VP BALANCED
     Currently payable annuity contracts:                                                     $   44,409,020
     Contracts in accumulation period:
              Non-Qualified V                                1,352,428.111   $        23.77       32,147,216
              Non-Qualified V (0.75)                           936,580.844            24.72       23,152,278
              Non-Qualified VI                                  42,114.968            20.05          844,405
              Non-Qualified VII                              1,386,102.872            23.12       32,046,698
              Non-Qualified VIII                               356,121.660            16.48        5,868,885
              Non-Qualified IX                                   9,943.030            23.37          232,369
              Non-Qualified X                                  210,962.600            24.16        5,096,856
              Non-Qualified XI                                   3,257.312            20.38           66,384
              Non-Qualified XII                                  6,770.008            11.71           79,277

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP BALANCED (CONTINUED)
              Non-Qualified XIII                             1,029,177.965   $        11.37   $   11,701,753
              Non-Qualified XIV                                742,505.916            11.18        8,301,216
              Non-Qualified XV                                 361,022.129            11.09        4,003,735
              Non-Qualified XVI                                302,566.837             9.32        2,819,923
              Non-Qualified XVIII                               80,703.797             9.18          740,861
              Non-Qualified XIX                                141,762.923             9.22        1,307,054
              Non-Qualified XX                                      12.101            11.54              140
                                                           ---------------                    --------------
                                                             6,962,033.073                    $  172,818,070
                                                           ===============                    ==============

     ING VP BOND
     Currently payable annuity contracts:                                                     $   13,967,373
     Contracts in accumulation period:
              Non-Qualified V                                  688,344.612   $        18.27       12,576,056
              Non-Qualified V (0.75)                         1,093,869.037            19.00       20,783,512
              Non-Qualified VI                                  31,456.048            16.75          526,889
              Non-Qualified VII                              1,906,360.217            17.78       33,895,085
              Non-Qualified VIII                               490,686.776            15.24        7,478,066
              Non-Qualified IX                                   9,060.611            17.96          162,729
              Non-Qualified X                                  248,725.095            18.45        4,588,978
              Non-Qualified XI                                   1,200.358            16.91           20,298
              Non-Qualified XII                                  2,255.099            13.60           30,669
              Non-Qualified XIII                             1,257,971.098            13.41       16,869,392
              Non-Qualified XIV                              1,229,858.896            13.19       16,221,839
              Non-Qualified XV                                 495,078.984            13.08        6,475,633
              Non-Qualified XVI                                457,788.969            12.55        5,745,252
              Non-Qualified XVIII                               66,982.228            12.36          827,900
              Non-Qualified XIX                                258,563.538            12.43        3,213,945
              Non-Qualified XX                                   4,655.544            10.94           50,932
                                                           ---------------                    --------------
                                                             8,242,857.110                    $  143,434,548
                                                           ===============                    ==============

     ING VP EMERGING MARKETS
     Contracts in accumulation period:
              Non-Qualified VII                                 88,114.636   $         9.18   $      808,892
                                                           ---------------                    --------------
                                                                88,114.636                    $      808,892
                                                           ===============                    ==============

     ING VP MONEY MARKET
     Currently payable annuity contracts:                                                     $    8,580,947
     Contracts in accumulation period:
              Non-Qualified V                                  760,049.144   $        13.91       10,572,284
              Non-Qualified V (0.75)                         1,310,806.851            14.46       18,954,267
              Non-Qualified VI                                  18,538.552            13.62          252,495
              Non-Qualified VII                              4,086,227.427            13.68       55,899,591
              Non-Qualified VIII                               729,176.709            12.46        9,085,542
              Non-Qualified IX                                   3,355.702            13.67           45,872
              Non-Qualified X                                  236,795.210            13.91        3,293,821
              Non-Qualified XII                                 12,391.581            11.71          145,105
              Non-Qualified XIII                             1,967,774.812            11.58       22,786,832

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP MONEY MARKET (CONTINUED)
              Non-Qualified XIV                              1,880,006.571   $        11.39   $   21,413,275
              Non-Qualified XV                                 809,314.494            11.30        9,145,254
              Non-Qualified XVI                                545,754.487            10.35        5,648,559
              Non-Qualified XVIII                              226,001.959            10.19        2,302,960
              Non-Qualified XIX                                559,971.050            10.24        5,734,104
              Non-Qualified XX                                   3,292.232            10.02           32,988
                                                           ---------------                    --------------
                                                            13,149,456.781                    $  173,893,896
                                                           ===============                    ==============

     ING VP NATURAL RESOURCES
     Contracts in accumulation period:
              Non-Qualified V                                   36,294.840   $        15.03   $      545,511
              Non-Qualified V (0.75)                            14,532.110            15.64          227,282
              Non-Qualified VII                                 63,991.751            14.78          945,798
              Non-Qualified IX                                      31.624            14.78              467
              Non-Qualified X                                      882.223            15.03           13,260
                                                           ---------------                    --------------
                                                               115,732.548                    $    1,732,318
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION BALANCED
     Currently payable annuity contracts:                                                     $    2,256,383
     Contracts in accumulation period:
              Non-Qualified V                                   77,501.476   $        15.78        1,222,973
              Non-Qualified V (0.75)                           103,788.383            16.41        1,703,167
              Non-Qualified VII                                629,631.802            15.56        9,797,071
              Non-Qualified VIII                               126,684.196            14.19        1,797,649
              Non-Qualified X                                    9,896.338            16.14          159,727
                                                           ---------------                    --------------
                                                               947,502.195                    $   16,936,970
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION GROWTH
     Currently payable annuity contracts:                                                     $    1,919,215
     Contracts in accumulation period:
              Non-Qualified V                                   75,583.424   $        16.05        1,213,114
              Non-Qualified V (0.75)                           160,275.739            16.69        2,675,002
              Non-Qualified VII                                464,321.589            15.83        7,350,211
              Non-Qualified VIII                                92,632.835            14.18        1,313,534
              Non-Qualified IX                                   2,270.185            15.78           35,824
              Non-Qualified X                                   18,355.634            16.42          301,400
                                                           ---------------                    --------------
                                                               813,439.406                    $   14,808,300
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION INCOME
     Currently payable annuity contracts:                                                     $    3,585,605
     Contracts in accumulation period:
              Non-Qualified V                                   52,208.536   $        15.74          821,762
              Non-Qualified V (0.75)                            39,732.555            16.37          650,422
              Non-Qualified VII                                674,271.513            15.53       10,471,437
              Non-Qualified VIII                               244,359.775            14.58        3,562,766
              Non-Qualified X                                   20,519.617            16.10          330,366
                                                           ---------------                    --------------
                                                             1,031,091.996                    $   19,422,358
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING MFS TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified V                                    9,006.365   $        11.29   $      101,682
              Non-Qualified V (0.75)                            25,035.393            11.33          283,651
              Non-Qualified X                                    1,353.816            11.29           15,285
                                                           ---------------                    --------------
                                                                35,395.574                    $      400,618
                                                           ===============                    ==============

     ING T. ROWE PRICE EQUITY INCOME
     Contracts in accumulation period:
              Non-Qualified V                                   16,436.682   $        12.17   $      200,034
              Non-Qualified V (0.75)                            41,258.947            12.22          504,184
                                                           ---------------                    --------------
                                                                57,695.629                    $      704,218
                                                           ===============                    ==============

     ING ALGER AGGRESSIVE GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                   17,475.875   $        10.44   $      182,448
              Non-Qualified V (0.75)                            72,920.930            10.53          767,857
              Non-Qualified IX                                   1,574.155            10.20           16,056
              Non-Qualified XX                                   3,883.418            13.05           50,679
                                                           ---------------                    --------------
                                                                95,854.378                    $    1,017,040
                                                           ===============                    ==============

     ING ALGER GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                    4,186.467   $         9.60   $       40,190
              Non-Qualified V (0.75)                            33,600.821             9.68          325,256
              Non-Qualified XII                                  1,503.306             9.67           14,537
                                                           ---------------                    --------------
                                                                39,290.594                    $      379,983
                                                           ===============                    ==============

     ING AMERICAN CENTURY SMALL CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                    9,101.931   $        10.81   $       98,392
              Non-Qualified V (0.75)                            27,225.869            10.91          297,034
              Non-Qualified XX                                  13,234.319            12.48          165,164
                                                           ---------------                    --------------
                                                                49,562.119                    $      560,590
                                                           ===============                    ==============

     ING BARON SMALL CAP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                   36,427.287   $        11.45   $      417,092
              Non-Qualified V (0.75)                            72,761.356            11.54          839,666
              Non-Qualified IX                                     905.328            11.40           10,321
              Non-Qualified XII                                    119.128            11.53            1,374
              Non-Qualified XX                                   8,762.007            12.79          112,066
                                                           ---------------                    --------------
                                                               118,975.106                    $    1,380,519
                                                           ===============                    ==============

     ING DSI ENHANCED INDEX
     Contracts in accumulation period:
              Non-Qualified V (0.75)                               620.941   $        10.20   $        6,334
                                                           ---------------                    --------------
                                                                   620.941                    $        6,334
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GOLDMAN SACHS(R) CAPITAL GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                      453.907   $         9.82   $        4,457
              Non-Qualified V (0.75)                             1,069.764             9.90           10,591
              Non-Qualified XII                                    652.218             9.90            6,457
              Non-Qualified XX                                     309.340            11.70            3,619
                                                           ---------------                    --------------
                                                                 2,485.229                    $       25,124
                                                           ===============                    ==============

     ING JPMORGAN FLEMING INTERNATIONAL
     Currently payable annuity contracts:                                                     $    1,859,222
     Contracts in accumulation period:
              Non-Qualified V                                  202,505.868   $        19.52        3,952,915
              Non-Qualified V (0.75)                           203,359.740            20.30        4,128,203
              Non-Qualified VII                                179,917.080            10.71        1,926,912
              Non-Qualified VIII                                67,795.532            10.81          732,870
              Non-Qualified IX                                   4,784.195            19.20           91,857
              Non-Qualified X                                    1,614.313            19.52           31,511
              Non-Qualified XIII                             1,004,100.896             8.70        8,735,678
              Non-Qualified XIV                                704,367.088             8.56        6,029,382
              Non-Qualified XV                                 435,173.558             8.49        3,694,624
              Non-Qualified XVI                                271,528.296             7.25        1,968,580
              Non-Qualified XVIII                               12,779.618             7.14           91,246
              Non-Qualified XIX                                107,187.260             7.18          769,605
              Non-Qualified XX                                     575.121            11.27            6,482
                                                           ---------------                    --------------
                                                             3,195,688.565                    $   34,019,087
                                                           ===============                    ==============

     ING JPMORGAN MID CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   14,775.018   $        11.78   $      174,050
              Non-Qualified V (0.75)                            25,669.849            11.87          304,701
              Non-Qualified IX                                     178.391            11.73            2,093
              Non-Qualified XX                                  14,795.489            13.32          197,076
                                                           ---------------                    --------------
                                                                55,418.747                    $      677,920
                                                           ===============                    ==============

     ING MFS CAPITAL OPPORTUNITIES
     Currently payable annuity contracts:                                                     $    2,824,242
     Contracts in accumulation period:
              Non-Qualified V                                  204,827.906   $        23.69        4,852,373
              Non-Qualified V (0.75)                           149,650.547            24.64        3,687,389
              Non-Qualified VII                                726,561.670            11.16        8,108,428
              Non-Qualified VIII                               203,718.026            11.27        2,295,902
              Non-Qualified IX                                   6,266.190            23.30          146,002
              Non-Qualified X                                    5,194.762            23.69          123,064
              Non-Qualified XIII                               666,673.292             9.18        6,120,061
              Non-Qualified XIV                                726,480.513             9.02        6,552,854
              Non-Qualified XV                                 183,336.932             8.95        1,640,866
              Non-Qualified XVI                                245,421.179             5.67        1,391,538
              Non-Qualified XVIII                              108,387.749             5.58          604,804

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
              Non-Qualified XIX                                166,817.132   $         5.61   $      935,844
              Non-Qualified XX                                     287.287            11.86            3,407
                                                           ---------------                    --------------
                                                             3,393,623.185                    $   39,286,774
                                                           ===============                    ==============

     ING MFS GLOBAL GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                      391.860   $        10.83   $        4,244
              Non-Qualified V (0.75)                                52.220            10.92              570
                                                           ---------------                    --------------
                                                                   444.080                    $        4,814
                                                           ===============                    ==============

     ING MFS RESEARCH EQUITY
     Contracts in accumulation period:
              Non-Qualified V                                  279,653.158   $        12.79   $    3,576,764
              Non-Qualified V (0.75)                           200,227.745            13.31        2,665,031
              Non-Qualified VI                                  17,066.294            10.84          184,999
              Non-Qualified VII                              1,734,131.530            12.57       21,798,033
              Non-Qualified VIII                               310,163.298             8.70        2,698,421
              Non-Qualified IX                                   9,364.239            12.58          117,802
              Non-Qualified X                                  108,921.983            12.79        1,393,112
              Non-Qualified XI                                   3,920.490            10.84           42,498
              Non-Qualified XIII                               331,059.363             8.48        2,807,383
              Non-Qualified XIV                                549,257.206             8.34        4,580,805
              Non-Qualified XV                                 159,052.559             8.27        1,315,365
              Non-Qualified XVI                                130,099.169             6.20          806,615
              Non-Qualified XVIII                               35,349.264             6.11          215,984
              Non-Qualified XIX                                120,064.588             6.14          737,197
                                                           ---------------                    --------------
                                                             3,988,330.886                    $   42,940,009
                                                           ===============                    ==============

     ING OPCAP BALANCED VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   46,766.192   $        10.73   $      501,801
              Non-Qualified V (0.75)                            60,054.633            10.83          650,392
              Non-Qualified IX                                   6,658.417            10.24           68,182
              Non-Qualified XX                                   2,348.085            12.69           29,797
                                                           ---------------                    --------------
                                                               115,827.327                    $    1,250,172
                                                           ===============                    ==============

     ING PIMCO TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified V                                   56,188.212   $        11.01   $      618,632
              Non-Qualified V (0.75)                           138,571.252            11.10        1,538,141
              Non-Qualified IX                                  21,337.010            10.97          234,067
              Non-Qualified XX                                  20,489.489            10.82          221,696
                                                           ---------------                    --------------
                                                               236,585.963                    $    2,612,536
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING SALOMON BROTHERS AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                                     $    1,542,682
     Contracts in accumulation period:
              Non-Qualified V                                  365,959.549   $        13.15        4,812,368
              Non-Qualified V (0.75)                           352,628.701            13.68        4,823,961
              Non-Qualified VII                              2,405,160.054            12.59       30,280,965
              Non-Qualified VIII                               359,507.736             8.61        3,095,362
              Non-Qualified IX                                  12,215.824            12.93          157,951
              Non-Qualified X                                   15,712.442            13.15          206,619
              Non-Qualified XII                                 11,871.798             7.48           88,801
              Non-Qualified XIII                               664,935.609             7.10        4,721,043
              Non-Qualified XIV                                747,149.415             6.99        5,222,574
              Non-Qualified XV                                 248,250.930             6.93        1,720,379
              Non-Qualified XVI                                137,013.360             4.87          667,255
              Non-Qualified XVIII                               97,562.000             4.80          468,298
              Non-Qualified XIX                                157,742.751             4.82          760,320
              Non-Qualified XX                                   5,591.317            12.55           70,171
                                                           ---------------                    --------------
                                                             5,581,301.486                    $   58,638,749
                                                           ===============                    ==============

     ING SALOMON BROTHERS FUNDAMENTAL VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   34,134.378   $        10.64   $      363,190
              Non-Qualified V (0.75)                            75,628.638            10.73          811,495
              Non-Qualified IX                                   2,432.683            10.34           25,154
              Non-Qualified XX                                   1,190.780            12.80           15,242
                                                           ---------------                    --------------
                                                               113,386.479                    $    1,215,081
                                                           ===============                    ==============

     ING SALOMON BROTHERS INVESTORS VALUE
     Contracts in accumulation period:
              Non-Qualified V                                    6,280.755   $        10.14   $       63,687
              Non-Qualified V (0.75)                            10,865.837            10.23          111,158
              Non-Qualified XX                                     327.739            12.14            3,979
                                                           ---------------                    --------------
                                                                17,474.331                    $      178,824
                                                           ===============                    ==============

     ING T. ROWE PRICE GROWTH EQUITY
     Currently payable annuity contracts:                                                     $    5,380,880
     Contracts in accumulation period:
              Non-Qualified V                                  218,595.713   $        18.80        4,109,599
              Non-Qualified V (0.75)                           399,671.846            19.55        7,813,585
              Non-Qualified VII                              2,230,071.074            23.71       52,874,985
              Non-Qualified VIII                               244,873.219            17.27        4,228,960
              Non-Qualified IX                                   9,105.886            18.48          168,277
              Non-Qualified X                                    9,380.397            18.80          176,351
              Non-Qualified XII                                  8,178.297            11.57           94,623
              Non-Qualified XX                                   3,154.450            12.68           39,998
                                                           ---------------                    --------------
                                                             3,123,030.882                    $   74,887,258
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING UBS TACTICAL ASSET ALLOCATION
     Contracts in accumulation period:
              Non-Qualified V                                    2,833.420   $        10.05   $       28,476
              Non-Qualified V (0.75)                             2,395.878            10.14           24,294
              Non-Qualified IX                                      34.677             9.51              330
                                                           ---------------                    --------------
                                                                 5,263.975                    $       53,100
                                                           ===============                    ==============

     ING VAN KAMPEN COMSTOCK
     Contracts in accumulation period:
              Non-Qualified V                                   22,950.006   $        10.64   $      244,188
              Non-Qualified V (0.75)                            50,265.640            10.73          539,350
              Non-Qualified XII                                  2,359.724            10.72           25,296
              Non-Qualified XX                                   7,312.631            12.38           90,530
                                                           ---------------                    --------------
                                                                82,888.001                    $      899,364
                                                           ===============                    ==============

     ING VP GROWTH AND INCOME
     Currently payable annuity contracts:                                                     $  103,374,271
     Contracts in accumulation period:
              Non-Qualified 1964                                   958.692   $       202.58          194,212
              Non-Qualified V                                3,649,455.998            18.87       68,865,235
              Non-Qualified V (0.75)                         6,316,074.533            19.63      123,984,543
              Non-Qualified VI                               1,073,218.808            17.73       19,028,169
              Non-Qualified VII                              3,762,254.053            18.67       70,241,283
              Non-Qualified VIII                               779,501.415            12.58        9,806,128
              Non-Qualified IX                                  52,582.729            18.56          975,935
              Non-Qualified X                                1,674,699.215            19.19       32,137,478
              Non-Qualified XI                                  30,269.910            18.02          545,464
              Non-Qualified XII                                 41,038.876             7.91          324,618
              Non-Qualified XIII                             1,213,385.179             7.60        9,221,727
              Non-Qualified XIV                              1,277,114.094             7.48        9,552,813
              Non-Qualified XV                                 456,278.036             7.42        3,385,583
              Non-Qualified XVI                                206,943.582             6.63        1,372,036
              Non-Qualified XVIII                               80,266.715             6.53          524,142
              Non-Qualified XIX                                158,741.441             6.56        1,041,344
              Non-Qualified XX                                  69,059.705            11.38          785,899
                                                           ---------------                    --------------
                                                            20,841,842.981                    $  455,360,880
                                                           ===============                    ==============

     ING GET U.S. CORE PORTFOLIO - SERIES 1
     Contracts in accumulation period:
              Non-Qualified VII                                 83,172.199   $        10.25   $      852,515
              Non-Qualified VIII                                25,410.783            10.26          260,715
              Non-Qualified XIII                               599,838.539            10.28        6,166,340
              Non-Qualified XIV                                239,199.940            10.26        2,454,191
              Non-Qualified XV                                  44,141.457            10.25          452,450
              Non-Qualified XVI                                717,621.579            10.25        7,355,621
              Non-Qualified XVIII                              114,549.208            10.22        1,170,693
              Non-Qualified XIX                                707,034.036            10.23        7,232,958
                                                           ---------------                    --------------
                                                             2,530,967.741                    $   25,945,483
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET U.S. CORE PORTFOLIO - SERIES 2
     Contracts in accumulation period:
              Non-Qualified VII                                176,490.792   $        10.03   $    1,770,203
              Non-Qualified VIII                                41,214.458            10.04          413,793
              Non-Qualified XIII                               543,152.110            10.05        5,458,679
              Non-Qualified XIV                                503,449.556            10.04        5,054,634
              Non-Qualified XV                                 131,404.665            10.03        1,317,989
              Non-Qualified XVI                                591,955.402            10.03        5,937,313
              Non-Qualified XVIII                               79,901.689            10.02          800,615
              Non-Qualified XIX                                374,060.723            10.02        3,748,088
                                                           ---------------                    --------------
                                                             2,441,629.395                    $   24,501,314
                                                           ===============                    ==============

     ING GET U.S. CORE PORTFOLIO - SERIES 3
     Contracts in accumulation period:
              Non-Qualified VII                                  7,545.792   $        10.00   $       75,458
              Non-Qualified VIII                                33,801.534            10.00          338,015
              Non-Qualified XIII                                23,388.083            10.00          233,881
              Non-Qualified XIV                                 15,192.180            10.00          151,922
              Non-Qualified XV                                   3,929.819            10.00           39,298
              Non-Qualified XVI                                    266.078            10.00            2,661
              Non-Qualified XIX                                112,372.820            10.00        1,123,728
                                                           ---------------                    --------------
                                                               196,496.306                    $    1,964,963
                                                           ===============                    ==============

     ING VP GROWTH
     Currently payable annuity contracts:                                                     $    2,902,336
     Contracts in accumulation period:
              Non-Qualified V                                   62,048.578   $        13.51          838,276
              Non-Qualified V (0.75)                           460,682.519            13.97        6,435,735
              Non-Qualified VII                                498,520.345            13.36        6,660,232
              Non-Qualified VIII                               216,334.235            13.50        2,920,512
              Non-Qualified IX                                   1,934.849            13.28           25,695
              Non-Qualified XII                                  2,781.035             8.70           24,195
              Non-Qualified XIII                               667,167.608             8.03        5,357,356
              Non-Qualified XIV                                596,440.738             7.90        4,711,882
              Non-Qualified XV                                 117,745.581             7.83          921,948
              Non-Qualified XVI                                135,250.338             5.19          701,949
              Non-Qualified XVIII                               13,017.218             5.11           66,518
              Non-Qualified XIX                                101,519.268             5.14          521,809
              Non-Qualified XX                                     227.824            11.88            2,707
                                                           ---------------                    --------------
                                                             2,873,670.136                    $   32,091,150
                                                           ===============                    ==============

     ING VP INDEX PLUS LARGECAP
     Currently payable annuity contracts:                                                     $   44,975,833
     Contracts in accumulation period:
              Non-Qualified V                                  308,017.673   $        16.98        5,230,140
              Non-Qualified V (0.75)                         1,059,395.680            17.61       18,655,958
              Non-Qualified VII                              1,709,966.350            16.78       28,693,235
              Non-Qualified VIII                               596,165.596            16.68        9,944,042

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP INDEX PLUS LARGECAP (CONTINUED)
              Non-Qualified IX                                  19,667.975   $        16.70   $      328,455
              Non-Qualified XII                                 18,597.894            10.26          190,814
              Non-Qualified XIII                             3,215,532.492             9.84       31,640,840
              Non-Qualified XIV                              2,732,298.797             9.68       26,448,652
              Non-Qualified XV                               1,074,895.107             9.60       10,318,993
              Non-Qualified XVI                                713,780.628             7.37        5,260,563
              Non-Qualified XVIII                              202,024.550             7.26        1,466,698
              Non-Qualified XIX                                512,898.694             7.29        3,739,031
              Non-Qualified XX                                   2,725.332            11.86           32,322
                                                           ---------------                    --------------

                                                            12,165,966.768                    $  186,925,576
                                                           ===============                    ==============

     ING VP INDEX PLUS MIDCAP
     Contracts in accumulation period:
              Non-Qualified V                                  165,078.384   $        16.32   $    2,694,079
              Non-Qualified V (0.75)                           685,255.769            16.79       11,505,444
              Non-Qualified IX                                  14,642.571            16.09          235,599
              Non-Qualified XII                                 29,309.963            17.49          512,631
              Non-Qualified XX                                   6,664.589            12.63           84,174
                                                           ---------------                    --------------

                                                               900,951.276                    $   15,031,927
                                                           ===============                    ==============

     ING VP INDEX PLUS SMALLCAP
     Contracts in accumulation period:
              Non-Qualified V                                   97,815.769   $        12.19   $    1,192,374
              Non-Qualified V (0.75)                           424,685.464            12.54        5,325,556
              Non-Qualified IX                                   6,963.848            12.02           83,705
              Non-Qualified XII                                  6,950.061            13.49           93,756
              Non-Qualified XX                                   1,290.101            12.66           16,333
                                                           ---------------                    --------------

                                                               537,705.243                    $    6,711,724
                                                           ===============                    ==============

     ING VP INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                                     $    1,513,497
     Contracts in accumulation period:
              Non-Qualified V                                    5,719.858   $         8.15           46,617
              Non-Qualified V (0.75)                            31,701.491             8.39          265,976
              Non-Qualified VII                                123,930.902             8.08        1,001,362
              Non-Qualified VIII                                35,338.353             8.15          288,008
              Non-Qualified XIII                               314,549.289             7.75        2,437,757
              Non-Qualified XIV                                206,797.224             7.62        1,575,795
              Non-Qualified XIX                                 53,643.047             6.10          327,223
              Non-Qualified XV                                  75,410.326             7.56          570,102
              Non-Qualified XVI                                137,643.636             6.17          849,261
              Non-Qualified XVIII                                7,969.772             6.07           48,377
                                                           ---------------                    --------------

                                                               992,703.898                    $    8,923,975
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP SMALL COMPANY
     Currently payable annuity contracts:                                                     $    6,987,093
     Contracts in accumulation period:
              Non-Qualified V                                   52,308.081   $        19.63        1,026,808
              Non-Qualified V (0.75)                           367,449.359            20.30        7,459,222
              Non-Qualified VII                              1,058,759.124            19.42       20,561,102
              Non-Qualified VIII                               294,167.953            19.62        5,771,575
              Non-Qualified IX                                   4,087.255            19.30           78,884
              Non-Qualified XII                                 37,662.254            14.01          527,648
              Non-Qualified XIII                             1,313,138.154            13.67       17,950,599
              Non-Qualified XIV                                709,514.017            13.45        9,542,964
              Non-Qualified XV                                 271,333.630            13.34        3,619,591
              Non-Qualified XVI                                436,486.301             9.70        4,233,917
              Non-Qualified XVIII                               42,545.757             9.56          406,737
              Non-Qualified XIX                                237,295.349             9.60        2,278,035
              Non-Qualified XX                                   1,096.065            12.44           13,635
                                                           ---------------                    --------------
                                                             4,825,843.299                    $   80,457,810
                                                           ===============                    ==============

     ING VP TECHNOLOGY
     Contracts in accumulation period:
              Non-Qualified V                                  325,256.029   $         3.70   $    1,203,447
              Non-Qualified V (0.75)                           663,725.099             3.76        2,495,606
              Non-Qualified VII                                822,309.855             3.67        3,017,877
              Non-Qualified VIII                               113,309.435             3.69          418,112
              Non-Qualified IX                                  27,033.768             3.66           98,944
              Non-Qualified X                                   10,422.214             3.73           38,875
              Non-Qualified XII                                  5,113.686             3.76           19,227
              Non-Qualified XIII                               729,377.767             3.74        2,727,873
              Non-Qualified XIV                                508,346.259             3.69        1,875,798
              Non-Qualified XV                                  98,525.019             3.67          361,587
              Non-Qualified XVI                                174,871.694             3.83          669,759
              Non-Qualified XVIII                               22,774.838             3.78           86,089
              Non-Qualified XIX                                 93,594.408             3.80          355,659
              Non-Qualified XX                                     222.570            12.23            2,722
                                                           ---------------                    --------------
                                                             3,594,882.641                    $   13,371,575
                                                           ===============                    ==============

     ING VP VALUE OPPORTUNITY
     Contracts in accumulation period:
              Non-Qualified V                                   48,690.868   $        16.54   $      805,347
              Non-Qualified V (0.75)                           267,707.630            17.11        4,580,478
              Non-Qualified VII                                654,655.653            16.37       10,716,713
              Non-Qualified VIII                               137,774.100            16.53        2,277,406
              Non-Qualified IX                                   2,047.446            16.27           33,312
              Non-Qualified XII                                 19,231.949            11.57          222,514
              Non-Qualified XX                                     854.692            11.21            9,581
                                                           ---------------                    --------------

                                                             1,130,962.338                    $   18,645,351
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP GROWTH OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                    1,129.847   $         7.91   $        8,937
              Non-Qualified V (0.75)                             3,456.376             8.00           27,651
              Non-Qualified XX                                   1,082.117            11.74           12,704
                                                           ---------------                    --------------
                                                                 5,668.340                    $       49,292
                                                           ===============                    ==============

     ING VP GROWTH OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                                75,151.115   $         7.12   $      535,076
              Non-Qualified XIV                                 14,797.160             7.06          104,468
              Non-Qualified XV                                  11,289.048             7.03           79,362
              Non-Qualified XVI                                  8,054.439             7.02           56,542
              Non-Qualified XVIII                                9,355.081             6.94           64,924
              Non-Qualified XIX                                  1,774.875             6.96           12,353
                                                           ---------------                    --------------
                                                               120,421.718                    $      852,725
                                                           ===============                    ==============

     ING VP INTERNATIONAL VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   21,661.622   $        10.23   $      221,598
              Non-Qualified V (0.75)                            79,035.872            10.36          818,812
              Non-Qualified IX                                   5,676.061            10.17           57,726
              Non-Qualified XII                                    589.756            10.35            6,104
              Non-Qualified XX                                   8,318.672            11.37           94,583
                                                           ---------------                    --------------
                                                               115,281.983                    $    1,198,823
                                                           ===============                    ==============

     ING VP MAGNACAP - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                      560.883   $         8.83   $        4,953
              Non-Qualified V (0.75)                             4,209.036             8.91           37,503
                                                           ---------------                    --------------
                                                                 4,769.919                    $       42,456
                                                           ===============                    ==============

     ING VP MAGNACAP - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                                54,558.357   $         9.22   $      503,028
              Non-Qualified XIV                                 27,368.269             9.14          250,146
              Non-Qualified XV                                   5,556.793             9.10           50,567
              Non-Qualified XVI                                  6,959.287             9.09           63,260
              Non-Qualified XVIII                                3,275.054             8.98           29,410
              Non-Qualified XIX                                  3,527.195             9.02           31,815
                                                           ---------------                    --------------
                                                               101,244.955                    $      928,226
                                                           ===============                    ==============

     ING VP MIDCAP OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                   12,644.819   $         9.33   $      117,976
              Non-Qualified V (0.75)                            79,747.335             9.45          753,612
              Non-Qualified XII                                  3,579.990             9.44           33,795
                                                           ---------------                    --------------
                                                                95,972.144                    $      905,383
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP MIDCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                               219,159.730   $         8.41   $    1,843,133
              Non-Qualified XIV                                263,133.574             8.34        2,194,534
              Non-Qualified XV                                  81,802.903             8.31          679,782
              Non-Qualified XVI                                126,701.711             8.30        1,051,624
              Non-Qualified XVIII                               13,424.602             8.20          110,082
              Non-Qualified XIX                                114,054.525             8.23          938,669
                                                           ---------------                    --------------
                                                               818,277.045                    $    6,817,824
                                                           ===============                    ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                   12,597.583   $         6.82   $       85,916
              Non-Qualified V (0.75)                           188,392.721             6.90        1,299,910
              Non-Qualified IX                                     519.879             6.78            3,525
              Non-Qualified XX                                     234.023            11.71            2,740
                                                           ---------------                    --------------
                                                               201,744.206                    $    1,392,091
                                                           ===============                    ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                               175,467.356   $         6.49   $    1,138,783
              Non-Qualified XIV                                233,330.030             6.44        1,502,645
              Non-Qualified XV                                  98,422.443             6.41          630,888
              Non-Qualified XVI                                101,399.711             6.40          648,958
              Non-Qualified XVIII                               13,008.359             6.32           82,213
              Non-Qualified XIX                                 82,631.262             6.35          524,709
                                                           ---------------                    --------------
                                                               704,259.161                    $    4,528,196
                                                           ===============                    ==============

     JANUS ASPEN BALANCED
     Contracts in accumulation period:
              Non-Qualified V                                  452,635.131   $        23.53   $   10,650,505
              Non-Qualified V (0.75)                           513,517.793            24.47       12,565,780
              Non-Qualified VII                              1,991,912.682            25.95       51,690,134
              Non-Qualified VIII                               588,054.574            20.79       12,225,655
              Non-Qualified IX                                   5,148.167            23.14          119,129
              Non-Qualified X                                   12,261.418            23.53          288,511
              Non-Qualified XII                                  9,373.025            13.94          130,660
              Non-Qualified XIII                             2,765,469.466            13.15       36,365,923
              Non-Qualified XIV                              3,012,811.130            12.93       38,955,648
              Non-Qualified XV                               1,027,563.387            12.83       13,183,638
              Non-Qualified XVI                                551,462.715             9.48        5,227,867
              Non-Qualified XVIII                              138,078.587             9.34        1,289,654
              Non-Qualified XIX                                373,097.087             9.39        3,503,382
              Non-Qualified XX                                  29,882.005            11.18          334,081
                                                           ---------------                    --------------

                                                            11,471,267.167                    $  186,530,567
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     JANUS ASPEN FLEXIBLE INCOME
     Contracts in accumulation period:
              Non-Qualified V                                  119,900.090   $        19.92   $    2,388,410
              Non-Qualified V (0.75)                           185,976.979            20.72        3,853,443
              Non-Qualified VII                                657,674.720            19.63       12,910,155
              Non-Qualified VIII                               167,980.141            16.53        2,776,712
              Non-Qualified IX                                   3,409.363            19.59           66,789
              Non-Qualified X                                    6,727.837            19.92          134,019
              Non-Qualified XII                                  1,020.240            13.56           13,834
              Non-Qualified XX                                   1,300.881            11.13           14,479
                                                           ---------------                    --------------
                                                             1,143,990.251                    $   22,157,841
                                                           ===============                    ==============

     JANUS ASPEN GROWTH
     Currently payable annuity contracts:                                                     $    6,746,617
     Contracts in accumulation period:
              Non-Qualified V                                  275,014.410   $        17.39        4,782,501
              Non-Qualified V (0.75)                           426,544.435            18.09        7,716,189
              Non-Qualified VII                              1,326,487.159            20.49       27,179,722
              Non-Qualified VIII                               287,050.025            14.70        4,219,635
              Non-Qualified IX                                   7,753.428            17.10          132,584
              Non-Qualified X                                   21,576.925            17.39          375,223
              Non-Qualified XII                                  7,899.966             9.84           77,736
              Non-Qualified XIII                             1,932,747.579             9.35       18,071,190
              Non-Qualified XIV                              2,595,082.727             9.19       23,848,810
              Non-Qualified XV                                 852,745.315             9.12        7,777,037
              Non-Qualified XVI                                290,985.637             5.79        1,684,807
              Non-Qualified XVIII                              120,724.785             5.71          689,339
              Non-Qualified XIX                                344,773.770             5.74        1,979,001
              Non-Qualified XX                                   3,768.837            12.04           45,377
                                                           ---------------                    --------------
                                                             8,493,154.998                    $  105,325,768
                                                           ===============                    ==============

     JANUS ASPEN MID CAP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                  516,538.067   $        17.39   $    8,982,597
              Non-Qualified V (0.75)                           706,991.712            18.09       12,789,480
              Non-Qualified VII                              1,295,022.073            17.23       22,313,230
              Non-Qualified VIII                               317,327.757            12.05        3,823,799
              Non-Qualified IX                                  17,492.044            17.10          299,114
              Non-Qualified X                                   19,777.700            17.39          343,934
              Non-Qualified XII                                  5,235.685            10.16           53,195
              Non-Qualified XIII                             1,724,863.990             9.54       16,455,202
              Non-Qualified XIV                              1,507,892.942             9.38       14,144,036
              Non-Qualified XV                                 568,037.801             9.30        5,282,752
              Non-Qualified XVI                                541,527.023             3.93        2,128,201
              Non-Qualified XVIII                              229,054.704             3.88          888,732
              Non-Qualified XIX                                293,507.548             3.90        1,144,679
              Non-Qualified XX                                   5,300.560            12.78           67,741
                                                           ---------------                    --------------
                                                             7,748,569.606                    $   88,716,692
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     JANUS ASPEN WORLDWIDE GROWTH
     Currently payable annuity contracts:                                                     $    7,010,995
     Contracts in accumulation period:
              Non-Qualified V                                  482,318.045   $        19.90        9,598,129
              Non-Qualified V (0.75)                           919,159.326            20.70       19,026,598
              Non-Qualified VII                              3,307,618.789            22.26       73,627,594
              Non-Qualified VIII                               640,258.630            16.19       10,365,787
              Non-Qualified IX                                  17,909.778            19.57          350,494
              Non-Qualified X                                   20,915.249            19.90          416,213
              Non-Qualified XII                                 24,138.624             9.72          234,627
              Non-Qualified XIII                             3,033,408.583             9.07       27,513,016
              Non-Qualified XIV                              2,987,514.768             8.92       26,648,632
              Non-Qualified XV                                 875,428.740             8.85        7,747,544
              Non-Qualified XVI                                615,336.256             5.88        3,618,177
              Non-Qualified XVIII                              186,073.582             5.79        1,077,366
              Non-Qualified XIX                                617,687.182             5.82        3,594,939
              Non-Qualified XX                                   8,395.860            11.12           93,362
                                                           ---------------                    --------------
                                                            13,736,163.412                    $  190,923,473
                                                           ===============                    ==============

     LORD ABBETT GROWTH AND INCOME
     Contracts in accumulation period:
              Non-Qualified V                                   97,606.433   $        10.16   $      991,681
              Non-Qualified V (0.75)                           195,607.244            10.29        2,012,799
              Non-Qualified IX                                   5,135.481            10.10           51,868
              Non-Qualified XII                                    366.677            10.27            3,766
              Non-Qualified XX                                   4,057.255            12.27           49,783
                                                           ---------------                    --------------
                                                               302,773.090                    $    3,109,897
                                                           ===============                    ==============

     LORD ABBETT MID-CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   24,027.019   $        10.25   $      246,277
              Non-Qualified V (0.75)                            89,083.152            10.38          924,683
              Non-Qualified IX                                     533.351            10.19            5,435
              Non-Qualified XII                                    546.351            10.37            5,666
              Non-Qualified XX                                   2,838.496            12.20           34,630
                                                           ---------------                    --------------
                                                               117,028.369                    $    1,216,691
                                                           ===============                    ==============

     MFS(R) GLOBAL GOVERNMENTS
     Contracts in accumulation period:
              Non-Qualified VII                                171,584.350   $        12.97   $    2,225,449
              Non-Qualified VIII                                22,704.193            13.13          298,106
                                                           ---------------                    --------------
                                                               194,288.543                    $    2,523,555
                                                           ===============                    ==============

     MFS(R) TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified VII                              2,028,651.998   $        17.79   $   36,089,719
              Non-Qualified VIII                               455,398.588            18.00        8,197,175
              Non-Qualified XIII                             1,339,015.664            12.82       17,166,181

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     MFS(R) TOTAL RETURN (CONTINUED)
              Non-Qualified XIV                              2,075,932.812   $        12.61   $   26,177,513
              Non-Qualified XV                                 575,689.149            12.51        7,201,871
              Non-Qualified XVI                                710,713.387            11.39        8,095,025
              Non-Qualified XVIII                              156,337.741            11.22        1,754,109
              Non-Qualified XIX                                507,364.722            11.28        5,723,074
                                                           ---------------                    --------------

                                                             7,849,104.061                    $  110,404,667
                                                           ===============                    ==============

     OPPENHEIMER AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                                     $    1,231,180
     Contracts in accumulation period:
              Non-Qualified VII                                603,866.190   $        12.80        7,729,487
              Non-Qualified VIII                               207,574.483            12.93        2,683,938
              Non-Qualified XIII                               575,554.571             9.07        5,220,280
              Non-Qualified XIV                                717,707.046             8.92        6,401,947
              Non-Qualified XV                                 201,787.880             8.84        1,783,805
              Non-Qualified XVI                                408,856.239             4.07        1,664,045
              Non-Qualified XVIII                              325,522.539             4.01        1,305,345
              Non-Qualified XIX                                271,656.734             4.03        1,094,777
                                                           ---------------                    --------------

                                                             3,312,525.682                    $   29,114,804
                                                           ===============                    ==============

     OPPENHEIMER GLOBAL SECURITIES
     Contracts in accumulation period:
              Non-Qualified V                                  139,240.643   $        15.35   $    2,137,344
              Non-Qualified V (0.75)                           485,486.859            15.80        7,670,692
              Non-Qualified VII                                807,349.163            19.74       15,937,072
              Non-Qualified VIII                               157,881.003            19.94        3,148,147
              Non-Qualified IX                                  14,098.486            15.14          213,451
              Non-Qualified XII                                 16,957.816            15.85          268,781
              Non-Qualified XX                                  12,869.958            12.73          163,835
                                                           ---------------                    --------------

                                                             1,633,883.928                    $   29,539,322
                                                           ===============                    ==============

     OPPENHEIMER MAIN STREET(R)
     Currently payable annuity contracts:                                                     $    6,735,165
     Contracts in accumulation period:
              Non-Qualified VII                              1,565,911.299   $        12.63       19,777,460
              Non-Qualified VIII                               538,157.238            12.76        6,866,886
              Non-Qualified XIII                               957,263.407             8.88        8,500,499
              Non-Qualified XIV                              1,573,160.137             8.74       13,749,420
              Non-Qualified XV                                 492,452.384             8.67        4,269,562
              Non-Qualified XVI                                281,793.912             7.82        2,203,628
              Non-Qualified XVIII                              101,349.229             7.70          780,389
              Non-Qualified XIX                                289,098.107             7.74        2,237,619
                                                           ---------------                    --------------

                                                             5,799,185.713                    $   65,120,628
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     OPPENHEIMER STRATEGIC BOND
     Currently payable annuity contracts:                                                     $    1,933,703
     Contracts in accumulation period:
              Non-Qualified V                                   38,834.279   $        13.05          506,787
              Non-Qualified V (0.75)                            84,949.296            13.42        1,140,020
              Non-Qualified VII                                857,973.306            14.29       12,260,439
              Non-Qualified VIII                               178,955.608            14.43        2,582,329
              Non-Qualified IX                                     227.750            12.86            2,929
              Non-Qualified XIII                               508,541.024            13.15        6,687,314
              Non-Qualified XIV                                728,495.128            12.93        9,419,442
              Non-Qualified XV                                 224,445.542            12.82        2,877,392
              Non-Qualified XVI                                238,270.180            12.65        3,014,118
              Non-Qualified XVIII                               39,218.708            12.46          488,665
              Non-Qualified XIX                                117,139.231            12.53        1,467,755
              Non-Qualified XX                                   9,740.578            12.23          119,127
                                                           ---------------                    --------------
                                                             3,026,790.630                    $   42,500,020
                                                           ===============                    ==============
     PIONEER EQUITY INCOME VCT
     Contracts in accumulation period:
              Non-Qualified V                                   21,897.886   $         9.67   $      211,753
              Non-Qualified V (0.75)                               960.668             9.79            9,405
              Non-Qualified IX                                     244.221             9.61            2,347
              Non-Qualified XII                                    474.905             9.78            4,645
              Non-Qualified XX                                   2,132.665            11.55           24,632
                                                           ---------------                    --------------
                                                                25,710.345                    $      252,782
                                                           ===============                    ==============
     PIONEER FUND VCT
     Contracts in accumulation period:
              Non-Qualified V                                       29.007   $         9.21   $          267
              Non-Qualified V (0.75)                               418.894             9.32            3,904
                                                           ---------------                    --------------
                                                                   447.901                    $        4,171
                                                           ===============                    ==============
     PIONEER MID CAP VALUE VCT
     Contracts in accumulation period:
              Non-Qualified V                                   11,461.519   $        11.86   $      135,934
              Non-Qualified V (0.75)                            49,902.015            12.00          598,824
              Non-Qualified IX                                     317.331            11.79            3,741
              Non-Qualified XX                                       7.594            13.17              100
                                                           ---------------                    --------------
                                                                61,688.459                    $      738,599
                                                           ===============                    ==============
     PRUDENTIAL JENNISON
     Contracts in accumulation period:
              Non-Qualified XIII                                23,314.809   $         7.79   $      181,622
              Non-Qualified XIV                                 50,522.412             7.73          390,538
              Non-Qualified XV                                  19,308.203             7.70          148,673
              Non-Qualified XVI                                 12,325.729             7.69           94,785
              Non-Qualified XVIII                                1,355.775             7.59           10,290
              Non-Qualified XIX                                  4,396.056             7.62           33,498
                                                           ---------------                    --------------
                                                               111,222.984                    $      859,406
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
     Contracts in accumulation period:
              Non-Qualified XIII                               100,680.680   $         7.94   $      799,405
              Non-Qualified XIV                                129,476.203             7.87        1,018,978
              Non-Qualified XV                                  31,363.039             7.84          245,886
              Non-Qualified XVI                                 88,107.095             7.83          689,879
              Non-Qualified XVIII                                6,705.458             7.74           51,900
              Non-Qualified XIX                                 59,607.597             7.77          463,151
                                                           ---------------                    --------------
                                                               415,940.072                    $    3,269,199
                                                           ===============                    ==============

     UBS TACTICAL ALLOCATION
     Contracts in accumulation period:
              Non-Qualified XIII                               184,873.143   $         8.61   $    1,591,758
              Non-Qualified XIV                                921,723.134             8.49        7,825,429
              Non-Qualified XV                                  86,929.063             8.43          732,812
              Non-Qualified XVI                                 88,297.917             7.86          694,022
              Non-Qualified XVIII                               31,946.491             7.74          247,266
              Non-Qualified XIX                                 79,266.894             7.78          616,696
                                                           ---------------                    --------------
                                                             1,393,036.642                    $   11,707,983
                                                           ===============                    ==============

     NON-QUALIFIED 1964

     Individual Contracts issued from December 1, 1964 to March 14, 1967.

     NON-QUALIFIED V

     Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

     NON-QUALIFIED V (0.75)

     Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

     NON-QUALIFIED VI

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

     NON-QUALIFIED VII

     Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     NON-QUALIFIED VIII

     Certain individual retirement annuity Contracts issued since May 1, 1998.

     NON-QUALIFIED IX

     Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

     NON-QUALIFIED X

     Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XI

     Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XII

     Certain individual retirement annuity contracts issued since March 1999.

     NON-QUALIFIED XIII

     Certain individual retirement annuity Contracts issued since October 1, 1998.

     NON-QUALIFIED XIV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XVI

     Certain individual retirement annuity Contracts issued since August 2000.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     NON-QUALIFIED XVII

     Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

     NON-QUALIFIED XVIII

     Certain individual retirement annuity Contracts issued since September
     2000.

     NON-QUALIFIED XIX

     Certain individual retirement annuity Contracts issued since August 2000.

     NON-QUALIFIED XX

     Certain deferred compensation Contracts issued since December 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                         DIVISION                    (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AIM V.I. Capital Appreciation
         2003                                          2,018      $5.44 to $9.46      $   17,500            -%
         2002                                          2,233      $4.28 to $7.37          14,832            -
         2001                                          2,600      $5.77 to $9.84          23,509         7.71
         2000                                          2,085     $7.67 to $12.95          25,987            *
     AIM V.I. Core Equity
         2003                                          3,366     $6.28 to $11.86          34,908         0.97
         2002                                          3,742      $5.14 to $7.67          29,940         0.30
         2001                                          4,491      $6.21 to $9.17          42,858         0.05
         2000                                          4,034     $8.20 to $12.00          49,823            *
     AIM V.I. Government Securities
         2003                                          1,239     $11.55 to $12.37         15,026         1.78
         2002                                          2,139     $11.65 to $12.36         25,997         2.67
         2001                                            819     $10.83 to $11.38          9,149         5.55
         2000                                             28     $10.38 to $10.80            295            *
     AIM V.I. Growth
         2003                                          2,783      $4.30 to $6.62          18,067            -
         2002                                          3,069      $3.34 to $5.09          14,946            -
         2001                                          3,912      $4.93 to $7.44          27,757         0.20
         2000                                          3,321     $7.60 to $11.37          37,257            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                         DIVISION                     (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AIM V.I. Capital Appreciation
         2003                                           0.75% to 1.90%        27.10% to 28.59%
         2002                                           0.45% to 1.90%       -25.80% to -0.04%
         2001                                           0.45% to 2.25%       -24.75% to -23.82%
         2000                                                 *                      *
     AIM V.I. Core Equity
         2003                                           0.75% to 2.25%        22.18% to 23.44%
         2002                                           0.75% to 2.25%       -17.19% to -16.21%
         2001                                           0.45% to 2.25%       -24.31% to -16.23%
         2000                                                 *                      *
     AIM V.I. Government Securities
         2003                                           0.95% to 1.90%        -0.86% to 0.08%
         2002                                           0.95% to 1.90%         0.07% to 8.01%
         2001                                           0.50% to 1.90%         4.38% to 5.40%
         2000                                                 *                      *
     AIM V.I. Growth
         2003                                           0.75% to 1.90%        28.74% to 30.23%
         2002                                           0.75% to 1.90%       -32.29% to -31.49%
         2001                                           0.45% to 2.25%       -35.18% to -34.38%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                         DIVISION                    (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AIM V.I. Premier Equity
         2003                                          5,018      $6.33 to $8.56      $   42,830         0.28%
         2002                                          5,969      $5.16 to $6.91          41,327         0.29
         2001                                          7,410     $7.54 to $10.00          74,008         2.16
         2000                                          6,222     $8.79 to $11.55          73,350            *
     Alger American Balanced
         2003                                             94          $25.11               2,367         2.17
         2002                                            120          $21.40               2,576         1.69
         2001                                            152          $24.74               3,765         3.07
         2000                                            191          $25.59               4,888            *
     Alger American Income & Growth
         2003                                            292          $22.17               6,470         0.32
         2002                                            356          $17.31               6,167         0.64
         2001                                            443          $25.49              11,279         6.98
         2000                                            550          $30.17              16,586            *
     Alger American Leveraged AllCap
         2003                                            277     $17.13 to $23.23          6,443            -
         2002                                            327     $12.87 to $17.49          5,724         0.01
         2001                                            388     $19.73 to $26.84         10,424         3.28
         2000                                            481     $23.77 to $32.38         15,563            *
     AllianceBernstein VPSF Growth and Income
         2003                                          3,443     $10.03 to $10.30         34,971         0.90
         2002                                          2,855      $7.68 to $7.89          22,169         0.80
         2001                                          2,791     $9.99 to $10.27          28,177         4.75
         2000                                             88     $10.10 to $10.39            898            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                         DIVISION                     (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AIM V.I. Premier Equity
         2003                                           0.75% to 1.90%        22.67% to 24.23%
         2002                                           0.45% to 1.90%       -31.59% to -30.57%
         2001                                           0.45% to 2.25%       -14.24% to -9.62%
         2000                                                 *                      *
     Alger American Balanced
         2003                                                1.40%                 17.34%
         2002                                                1.40%                -13.52%
         2001                                           0.85% to 1.40%             -3.31%
         2000                                                 *                      *
     Alger American Income & Growth
         2003                                                1.40%                 28.08%
         2002                                                1.40%                -32.07%
         2001                                           0.85% to 1.40%            -15.53%
         2000                                                 *                      *
     Alger American Leveraged AllCap
         2003                                           1.25% to 1.40%        32.82% to 33.10%
         2002                                           1.25% to 1.40%       -34.84% to -34.74%
         2001                                           0.85% to 1.40%       -17.11% to -16.99%
         2000                                                 *                      *
     AllianceBernstein VPSF Growth and Income
         2003                                           0.95% to 1.90%        29.96% to 31.27%
         2002                                           0.95% to 1.90%       -23.53% to -22.79%
         2001                                           0.50% to 1.90%        -1.56% to -0.60%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AllianceBernstein VPSF Premier Growth
         2003                                          1,368      $5.17 to $5.57      $    7,314            -%
         2002                                          1,333      $4.24 to $4.57           5,838            -
         2001                                          1,331      $6.20 to $6.69           8,532         6.31
         2000                                            341      $7.60 to $8.20           2,687            *
     AllianceBernstein VPSF Quasar
         2003                                            500      $7.18 to $8.19           3,918            -
         2002                                            128      $4.91 to $5.55             684            -
         2001                                            116      $7.34 to $8.22             910         3.62
         2000                                              9      $8.58 to $9.51              82            *
     American Century(R) VP Balanced
         2003                                             78          $18.19               1,420         2.75
         2002                                             96          $15.44               1,483         2.84
         2001                                            118          $17.32               2,043         6.22
         2000                                            147          $18.21               2,684            *
     American Century(R) VP International
         2003                                             93     $13.13 to $14.41          1,346         0.75
         2002                                            131     $10.68 to $11.74          1,539         0.83
         2001                                            185     $13.59 to $14.95          2,759        10.20
         2000                                            229     $19.43 to $21.41          4,905            *
     Calvert Social Balanced
         2003                                            178     $11.30 to $21.15          2,228         1.98
         2002                                            167     $9.61 to $17.86           1,775         2.79
         2001                                            158     $11.09 to $20.48          1,959         4.91
         2000                                            175     $12.09 to $22.18          2,514            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AllianceBernstein VPSF Premier Growth
         2003                                           0.95% to 1.90%        21.46% to 22.61%
         2002                                           0.95% to 1.90%       -31.96% to -31.30%
         2001                                           0.50% to 1.90%       -18.80% to -17.99%
         2000                                                 *                      *
     AllianceBernstein VPSF Quasar
         2003                                           0.95% to 1.90%        46.23% to 47.57%
         2002                                           0.95% to 1.90%       -33.07% to -32.42%
         2001                                           0.50% to 1.90%       -14.43% to -13.59%
         2000                                                 *                      *
     American Century(R) VP Balanced
         2003                                               1.40%                  17.81%
         2002                                               1.40%                 -10.82%
         2001                                           0.85% to 1.40%             -4.90%
         2000                                                 *                      *
     American Century(R) VP International
         2003                                           1.25% to 1.40%        22.74% to 22.94%
         2002                                           1.25% to 1.40%       -21.49% to -21.37%
         2001                                           0.85% to 1.40%       -30.17% to -30.06%
         2000                                                 *                      *
     Calvert Social Balanced
         2003                                           0.75% to 1.40%        17.59% to 18.42%
         2002                                           0.75% to 1.40%       -13.38% to -12.81%
         2001                                           0.45% to 1.50%        -8.25% to -7.64%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Federated American Leaders
         2003                                          2,211     $16.88 to $23.37     $   51,717         1.51%
         2002                                          2,720     $13.39 to $18.56         50,539         1.17
         2001                                          3,522     $16.99 to $23.59         83,193         2.06
         2000                                          4,105     $17.97 to $24.98        102,586            *
     Federated Capital Income
         2003                                            505     $10.65 to $12.75          6,460         6.55
         2002                                            653     $8.94 to $10.72           7,021         5.71
         2001                                            923     $11.90 to $14.29         13,230         3.57
         2000                                          1,149     $13.97 to $16.80         19,351            *
     Federated Equity Income
         2003                                            884         $12.34               11,005         1.89
         2002                                          1,035          $9.83               10,264         2.11
         2001                                          1,384         $12.58               17,476         1.97
         2000                                          1,690         $14.33               24,264            *
     Federated Fund for U.S. Government Securities
         2003                                            635         $15.49                9,833         3.85
         2002                                            826         $15.35               12,674         3.65
         2001                                            820         $14.28               11,702         3.90
         2000                                            823         $13.53               11,133            *
     Federated Growth Strategies
         2003                                            627         $18.83               11,813            -
         2002                                            764         $13.63               10,415            -
         2001                                          1,117         $18.77               20,974         1.68
         2000                                          1,378         $24.53               33,809            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Federated American Leaders
         2003                                           1.25% to 1.40%        25.92% to 26.06%
         2002                                           1.25% to 1.40%       -21.33% to -21.21%
         2001                                           0.85% to 1.40%        -5.56% to -5.42%
         2000                                                 *                      *
     Federated Capital Income
         2003                                           1.25% to 1.40%        18.94% to 19.13%
         2002                                           1.25% to 1.40%       -25.01% to -24.90%
         2001                                           0.85% to 1.40%       -14.94% to -14.81%
         2000                                                 *                      *
     Federated Equity Income
         2003                                           1.25% to 1.40%             25.53%
         2002                                           1.25% to 1.40%            -21.85%
         2001                                           0.75% to 1.40%            -12.24%
         2000                                                 *                      *
     Federated Fund for U.S. Government Securities
         2003                                           1.25% to 1.40%             0.91%
         2002                                                1.40%                 7.52%
         2001                                           0.85% to 1.40%             5.53%
         2000                                                 *                      *
     Federated Growth Strategies
         2003                                                1.40%                 38.15%
         2002                                                1.40%                -27.38%
         2001                                           0.85% to 1.40%            -23.48%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Federated High Income Bond
         2003                                            970     $13.87 to $16.25     $   15,774         7.68%
         2002                                          1,236     $11.49 to $13.48         16,683        10.52
         2001                                          1,548     $11.48 to $13.49         20,899        11.00
         2000                                          1,959     $11.46 to $13.49         26,446            *
     Federated International Equity
         2003                                            462     $13.06 to $14.11          6,565            -
         2002                                            551     $10.03 to $10.85          6,024            -
         2001                                            767     $13.15 to $14.25         10,976        12.94
         2000                                            978     $18.87 to $20.48         20,057            *
     Federated Prime Money
         2003                                            392         $12.59                4,930         0.71
         2002                                            583         $12.68                7,387         1.37
         2001                                            695         $12.68                8,812         3.44
         2000                                            702         $12.40                8,703            *
     Fidelity(R) VIP ASSET MANAGER(SM)
         2003                                            681     $15.30 to $18.27         12,034         3.51
         2002                                            728     $13.13 to $15.71         11,086         4.06
         2001                                            831     $14.57 to $17.45         14,094         6.08
         2000                                            993     $15.39 to $18.46         17,821            *
     Fidelity(R) VIP Contrafund(R)
         2003                                         11,483     $9.10 to $24.17         188,055         0.43
         2002                                         10,912     $7.22 to $19.81         145,571         0.86
         2001                                         11,618     $8.12 to $21.96         173,999         3.56
         2000                                         12,102     $9.43 to $24.67         216,963            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Federated High Income Bond
         2003                                           1.25% to 1.40%        20.55% to 20.71%
         2002                                           1.25% to 1.40%        -0.03% to 0.12%
         2001                                           0.85% to 1.40%        -0.04% to 0.10%
         2000                                                 *                      *
     Federated International Equity
         2003                                           1.25% to 1.40%        30.05% to 30.21%
         2002                                           1.25% to 1.40%       -23.84% to -23.73%
         2001                                           0.85% to 1.40%       -30.42% to -30.31%
         2000                                                 *                      *
     Federated Prime Money
         2003                                                1.40%                 -0.71%
         2002                                                1.40%                   0%
         2001                                           0.85% to 1.40%              2.28%
         2000                                                 *                      *
     Fidelity(R) VIP ASSET MANAGER(SM)
         2003                                           1.25% to 1.40%        16.30% to 16.53%
         2002                                           1.25% to 1.40%       -10.01% to -9.87%
         2001                                           0.85% to 1.40%        -5.44% to -5.30%
         2000                                                 *                      *
     Fidelity(R) VIP Contrafund(R)
         2003                                           0.75% to 1.90%       -29.37% to 27.50%
         2002                                           0.45% to 1.90%       -11.07% to 78.65%
         2001                                           0.45% to 1.90%       -13.93% to -3.25%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Fidelity(R) VIP Equity-Income
         2003                                         12,003     $10.33 to $23.07     $  192,149         1.64%
         2002                                         11,480     $8.08 to $17.95         146,420         1.78
         2001                                         12,170     $9.92 to $21.92         193,019         6.26
         2000                                         10,395     $10.64 to $23.40        188,025            *
     Fidelity(R) VIP Growth
         2003                                          9,688     $6.17 to $22.97         125,864         0.26
         2002                                          9,473     $4.73 to $17.54          98,180         0.26
         2001                                         10,633      $6.90 to 25.45         167,319         7.26
         2000                                          9,467     $8.54 to $31.34         209,610            *
     Fidelity(R) VIP High Income
         2003                                          5,612     $8.11 to $11.96          56,970         6.32
         2002                                          4,489      $6.46 to $9.53          36,456        10.78
         2001                                          4,973      $6.34 to $9.34          39,385        13.71
         2000                                          4,980     $7.28 to $10.74          45,512            *
     Fidelity(R) VIP Index 500
         2003                                          3,762     $17.05 to $20.31         74,266         1.44
         2002                                          4,125     $13.44 to $16.04         64,190         1.38
         2001                                          4,961     $17.51 to $20.93        100,783         1.20
         2000                                          5,672     $20.17 to $24.15        133,049            *
     Fidelity(R) VIP Investment Grade Bond
         2003                                            140     $15.76 to $16.07          2,244         4.39
         2002                                            187     $15.17 to $15.49          2,890         4.05
         2001                                            217     $13.92 to $14.24          3,084         5.86
         2000                                            278     $13.00 to $13.32          3,700            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Fidelity(R) VIP Equity-Income
         2003                                           0.75% to 1.90%        27.85% to 29.33%
         2002                                           0.75% to 1.90%       -18.53% to -17.57%
         2001                                           0.45% to 1.90%        -6.77% to -5.67%
         2000                                                 *                      *
     Fidelity(R) VIP Growth
         2003                                           0.75% to 1.90%        30.44% to 31.85%
         2002                                           0.45% to 1.90%       -31.44% to -30.42%
         2001                                           0.45% to 1.90%       -19.23% to -18.23%
         2000                                                 *                      *
     Fidelity(R) VIP High Income
         2003                                           0.95% to 2.25%        24.90% to 26.10%
         2002                                           0.95% to 2.25%         1.48% to 2.46%
         2001                                           0.50% to 2.25%       -13.42% to -12.58%
         2000                                                 *                      *
     Fidelity(R) VIP Index 500
         2003                                           1.25% to 1.40%        26.62% to 26.86%
         2002                                           1.25% to 1.40%       -23.34% to -23.22%
         2001                                           0.85% to 1.40%       -13.34% to -13.21%
         2000                                                 *                      *
     Fidelity(R) VIP Investment Grade Bond
         2003                                           1.25% to 1.40%         3.74% to 3.89%
         2002                                           1.25% to 1.40%         8.80% to 8.96%
         2001                                           0.85% to 1.40%         6.94% to 7.10%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Fidelity(R) VIP Overseas
         2003                                            979     $9.75 to $14.74      $   13,904         0.58%
         2002                                            654     $6.85 to $10.42           6,617         0.85
         2001                                            770     $8.67 to $13.26           9,914        13.97
         2000                                            872     $11.08 to $17.06         14,451            *
     Franklin Small Cap Value Securities
         2003                                             55     $12.02 to $12.18            662         0.19
         2002                                             39      $9.22 to $9.29             365          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series D
         2003                                          8,494     $10.03 to $10.43         86,431         4.13
         2002                                         10,202     $10.04 to $10.37        103,698         4.34
         2001                                         11,705     $10.15 to $10.40        119,943         1.44
         2000                                         12,726     $10.13 to $10.29        129,776            *
     ING GET Fund - Series E
         2003                                         23,038     $10.27 to $10.70        238,886         4.20
         2002                                         26,953     $10.18 to $10.51        276,397         4.02
         2001                                         29,973     $9.97 to $10.20         300,383         0.78
         2000                                         33,010     $10.08 to $10.22        333,833            *
     ING GET Fund - Series G
         2003                                         13,524     $10.14 to $10.54        138,281         4.05
         2002                                         16,105     $10.11 to $10.41        163,877         3.84
         2001                                         17,381     $9.82 to $10.02         171,369         0.38
         2000                                         18,850      $9.87 to $9.98         186,445            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Fidelity(R) VIP Overseas
         2003                                           0.75% to 1.50%        41.30% to 42.34%
         2002                                           0.75% to 1.50%       -21.47% to -20.88%
         2001                                           0.45% to 1.50%       -22.35% to -21.76%
         2000                                                 *                      *
     Franklin Small Cap Value Securities
         2003                                           0.75% to 1.25%        30.59% to 31.11%
         2002                                           0.75% to 1.25%       -21.04% to -19.73%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series D
         2003                                           1.00% to 1.75%        -0.10% to 0.58%
         2002                                           1.00% to 1.75%        -1.09% to -0.34%
         2001                                           0.70% to 2.15%         0.22% to 0.98%
         2000                                                 *                      *
     ING GET Fund - Series E
         2003                                           1.00% to 1.90%         0.88% to 1.81%
         2002                                           1.00% to 1.90%         2.11% to 3.05%
         2001                                           1.00% to 2.40%        -1.12% to -0.21%
         2000                                                 *                      *
     ING GET Fund - Series G
         2003                                           1.00% to 1.90%         0.30% to 1.25%
         2002                                           1.00% to 1.90%         2.97% to 3.92%
         2001                                           1.00% to 2.40%        -0.52% to 0.40%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series H
         2003                                         10,102     $10.30 to $10.69     $  105,009         4.11%
         2002                                         11,865     $10.18 to $10.46        121,603         3.59
         2001                                         13,233     $9.91 to $10.01         131,686         0.47
         2000                                         14,101     $10.03 to $10.12        141,764            *
     ING GET Fund - Series I
         2003                                          7,257     $10.22 to $10.40         74,750         3.44
         2002                                          8,275     $10.10 to $10.23         84,079         3.54
         2001                                          8,909      $9.78 to $9.86          87,402         0.25
         2000                                          9,419      $9.85 to $9.89          92,929            *
     ING GET Fund - Series J
         2003                                          5,895     $10.12 to $10.29         60,090         3.65
         2002                                          7,113     $10.05 to $10.17         71,844         3.49
         2001                                          7,719      $9.66 to $9.73          74,801         0.18
         2000                                          8,207      $9.72 to $9.75          79,872            *
     ING GET Fund - Series K
         2003                                          6,945     $9.98 to $10.33          70,505         3.20
         2002                                          8,037     $9.99 to $10.24          81,260         2.68
         2001                                          9,082      $9.68 to $9.82          88,558            -
         2000                                          9,357     $10.00 to $10.05         93,790            *
     ING GET Fund - Series L
         2003                                          6,598     $9.99 to $10.29          66,868         3.48
         2002                                          7,535     $9.89 to $10.09          75,255         0.05
         2001                                          8,101      $9.87 to $9.97          80,345         4.63
         2000                                             58     $10.01 to $10.02            585            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series H
         2003                                           1.00% to 1.90%         1.18% to 2.20%
         2002                                           1.00% to 1.90%         2.78% to 3.72%
         2001                                           1.00% to 2.40%        -1.24% to -0.33%
         2000                                                 *                      *
     ING GET Fund - Series I
         2003                                           1.45% to 1.90%         1.19% to 1.66%
         2002                                           1.45% to 1.90%         3.35% to 3.82%
         2001                                           1.35% to 2.40%        -0.76% to -0.30%
         2000                                                 *                      *
     ING GET Fund - Series J
         2003                                           1.45% to 1.90%         0.70% to 1.18%
         2002                                           1.45% to 1.90%         4.05% to 4.53%
         2001                                           1.35% to 2.40%        -0.63% to -0.16%
         2000                                                 *                      *
     ING GET Fund - Series K
         2003                                           1.45% to 2.40%        -0.10% to 0.88%
         2002                                           1.45% to 2.40%         3.20% to 4.20%
         2001                                           1.35% to 2.40%        -3.19% to -2.24%
         2000                                                 *                      *
     ING GET Fund - Series L
         2003                                           1.45% to 2.40%         1.01% to 1.98%
         2002                                           1.45% to 2.40%         0.22% to 1.20%
         2001                                           1.35% to 2.40%        -1.53% to -0.46%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series M
         2003                                          9,320     $10.04 to $10.32     $   94,718         3.54%
         2002                                         11,558     $9.91 to $10.08         115,381         0.03
         2001                                         12,531      $9.80 to $9.87         123,165           **
         2000                                             **            **                    **           **
     ING GET Fund - Series N
         2003                                          7,482     $10.15 to $10.40         76,785         2.65
         2002                                          8,982     $9.97 to $10.12          90,143         0.02
         2001                                         10,181     $10.25 to $10.31        104,606           **
         2000                                             **            **                    **           **
     ING GET Fund - Series P
         2003                                          5,731     $10.03 to $10.25         58,003         2.56
         2002                                          7,680     $9.89 to $10.01          76,334         0.04
         2001                                          8,288     $10.00 to $10.03         83,012           **
         2000                                             **            **                    **           **
     ING GET Fund - Series Q
         2003                                          4,282     $10.26 to $10.47         44,336            -
         2002                                          5,460     $10.00 to $10.10         54,826         3.81
         2001                                            162          $10.00               1,620           **
         2000                                             **            **                    **           **
     ING GET Fund - Series R
         2003                                          3,634     $10.42 to $10.60         38,175         0.01
         2002                                          4,312     $10.06 to $10.14         43,556          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series M
         2003                                           1.45% to 2.40%         1.31% to 2.38%
         2002                                           1.45% to 2.40%         1.12% to 2.10%
         2001                                           1.45% to 2.40%               **
         2000                                                 **                     **
     ING GET Fund - Series N
         2003                                           1.45% to 2.40%         1.81% to 2.77%
         2002                                           1.45% to 2.40%        -2.77% to -1.82%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series P
         2003                                           1.45% to 2.40%         1.42% to 2.40%
         2002                                           1.45% to 2.40%        -1.16% to -0.20%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series Q
         2003                                           1.45% to 2.40%         2.60% to 3.66%
         2002                                           1.45% to 2.40%         0.00% to 0.97%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series R
         2003                                           1.45% to 2.40%         3.58% to 4.54%
         2002                                           1.45% to 2.40%         0.65% to 1.42%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series S
         2003                                          4,236     $10.35 to $10.57     $   44,140         0.10%
         2002                                          5,334     $10.01 to $10.08         53,553          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series T
         2003                                          3,062     $10.40 to $10.53         32,020         0.14
         2002                                          3,908     $10.06 to $10.09         39,378          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series U
         2003                                          2,854     $10.49 to $10.60         30,078            -
         2002                                             50     $9.99 to $10.00             503          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series V
         2003                                          7,680      $9.69 to $9.77          74,677         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING VP Balanced
         2003                                          6,962     $9.18 to $24.72         172,818         1.94
         2002                                          7,046     $7.87 to $26.80         148,868         1.07
         2001                                          8,277     $8.94 to $30.01         189,948         5.84
         2000                                          8,309     $9.52 to $24.76         199,768            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series S
         2003                                           1.00% to 2.40%         3.40% to 4.86%
         2002                                           1.00% to 2.40%         0.14% to 0.87%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series T
         2003                                           1.45% to 2.40%         3.38% to 4.36%
         2002                                           1.45% to 2.40%         0.88% to 0.93%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series U
         2003                                           1.45% to 2.40%         5.21% to 6.00%
         2002                                           0.95% to 1.75%        -0.05% to 0.00%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series V
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING VP Balanced
         2003                                           0.75% to 2.25%        16.65% to 18.00%
         2002                                           0.45% to 2.25%       -12.01% to -10.71%
         2001                                           0.45% to 2.25%        -6.04% to 0.46%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Bond
         2003                                          8,243     $10.94 to $19.00     $  143,435         1.80%
         2002                                          9,939     $11.86 to $18.01        164,563         3.25
         2001                                          9,525     $11.16 to $16.75        144,459         6.51
         2000                                          6,869     $10.46 to $15.52         99,490            *
     ING VP Emerging Markets
         2003                                             88          $9.18                  809            -
         2002                                            103          $6.32                  649            -
         2001                                            129          $7.08                  912        19.78
         2000                                            157          $8.01                1,255            *
     ING VP Money Market
         2003                                         13,149     $10.02 to $14.46        173,894         1.89
         2002                                         19,939     $10.30 to $14.44        262,556         3.85
         2001                                         22,423     $10.33 to $48.45        293,027         4.69
         2000                                         16,310     $10.13 to $13.88        211,809            *
     ING VP Natural Resources
         2003                                            116     $14.78 to $15.64          1,732            -
         2002                                            135     $11.48 to $12.07          1,567         0.19
         2001                                            166     $11.90 to $12.42          2,003            -
         2000                                            193     $14.35 to $14.87          2,801            *
     ING VP Strategic Allocation Balanced
         2003                                            948     $14.19 to $16.41         16,937         1.41
         2002                                            977     $12.03 to $13.84         14,344         2.50
         2001                                          1,082     $13.47 to $15.41         17,390         2.50
         2000                                          1,232     $14.66 to $16.69         21,090            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Bond
         2003                                           0.75% to 2.25%         4.22% to 5.51%
         2002                                           0.75% to 2.25%         6.28% to 7.53%
         2001                                           0.45% to 2.25%         6.67% to 7.93%
         2000                                                 *                      *
     ING VP Emerging Markets
         2003                                                1.40%                 45.25%
         2002                                                1.40%                -10.60%
         2001                                           0.85% to 1.40%            -11.68%
         2000                                                 *                      *
     ING VP Money Market
         2003                                           0.75% to 2.25%        -1.07% to 0.14%
         2002                                           0.75% to 2.25%        -0.31% to 0.86%
         2001                                           0.45% to 2.25%         1.33% to 3.16%
         2000                                                 *                      *
     ING VP Natural Resources
         2003                                           0.75% to 1.50%        28.52% to 29.58%
         2002                                           0.75% to 1.50%        -3.56% to -2.83%
         2001                                           0.45% to 1.50%       -17.19% to -16.57%
         2000                                                 *                      *
     ING VP Strategic Allocation Balanced
         2003                                           0.75% to 2.25%        17.79% to 18.57%
         2002                                           0.45% to 1.40%       -10.81% to -9.94%
         2001                                           0.45% to 2.25%        -8.30% to -7.65%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Strategic Allocation Growth
         2003                                            813     $14.18 to $16.69     $   14,808         0.87%
         2002                                            835     $11.55 to $13.52         11,257         1.75
         2001                                            898     $13.56 to $15.80         13,876         1.59
         2000                                          1,013     $15.52 to $18.00         17,520            *
     ING VP Strategic Allocation Income
         2003                                          1,031     $14.58 to $16.37         19,422         2.31
         2002                                          1,237     $12.99 to $14.51         20,088         3.32
         2001                                          1,380     $10.79 to $15.29         23,347         4.36
         2000                                          1,518     $11.13 to $15.77         26,191            *
     ING MFS Total Return
         2003                                             35     $11.29 to $11.33            401         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING T. Rowe Price Equity Income
         2003                                             58     $12.17 to $12.22            704         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING Alger Aggressive Growth
         2003                                             96     $10.20 to $13.05          1,017            -
         2002                                             24      $7.31 to $7.34             179          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Strategic Allocation Growth
         2003                                           0.75% to 2.25%        22.52% to 23.45%
         2002                                           0.75% to 2.25%       -15.04% to -14.40%
         2001                                           0.45% to 2.25%       -12.87% to -12.21%
         2000                                                 *                      *
     ING VP Strategic Allocation Income
         2003                                           0.75% to 1.40%        12.05% to 12.82%
         2002                                           0.75% to 1.40%        -5.69% to -0.78%
         2001                                           0.45% to 2.25%        -3.75% to -3.11%
         2000                                                 *                      *
     ING MFS Total Return
         2003                                           0.75% to 1.25%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING T. Rowe Price Equity Income
         2003                                           0.75% to 1.25%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING Alger Aggressive Growth
         2003                                           0.75% to 1.50%        42.82% to 43.46%
         2002                                           0.75% to 1.25%        -8.53% to -0.37%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING Alger Growth
         2003                                             39      $9.60 to $9.68      $      380            -%
         2002                                              1      $7.24 to $7.26               9          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING American Century Small Cap Value
         2003                                             50     $10.81 to $12.48            561         0.16
         2002                                             20      $8.11 to $9.30             173          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Baron Small Cap Growth
         2003                                            119     $11.40 to $12.79          1,381            -
         2002                                             21      $8.72 to $9.68             193          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING DSI Enhanced Index
         2003                                              1          $10.20                   6         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING Goldman Sachs(R) Capital Growth
         2003                                              2     $9.82 to $11.70              25            -
         2002                                              2          $8.07                   18          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING Alger Growth
         2003                                           0.75% to 1.25%        32.60% to 33.33%
         2002                                           0.75% to 1.25%       -23.21% to -6.63%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING American Century Small Cap Value
         2003                                           0.75% to 1.25%        16.24% to 34.53%
         2002                                           0.75% to 1.25%       -19.84% to -1.82%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Baron Small Cap Growth
         2003                                           0.75% to 1.50%        18.29% to 32.34%
         2002                                           0.75% to 1.25%       -12.61% to -1.83%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING DSI Enhanced Index
         2003                                                0.75%                  ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING Goldman Sachs(R) Capital Growth
         2003                                           0.75% to 1.25%             22.68%
         2002                                           0.75% to 0.80%        -3.04% to -0.05%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING JPMorgan Fleming International
         2003                                          3,196     $7.14 to $20.30      $   34,019         1.05%
         2002                                          2,909     $5.62 to $15.80          24,044         0.62
         2001                                          2,892     $7.00 to $19.44          30,449        25.04
         2000                                          2,451     $9.76 to $26.80          38,280            *
     ING JPMorgan Mid Cap Value
         2003                                             55     $11.73 to $13.32            678         0.48
         2002                                              9      $9.17 to $9.20              87          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING MFS Capital Opportunities
         2003                                          3,394     $5.58 to $24.64          39,287         0.20
         2002                                          3,869     $4.44 to $20.94          35,741            -
         2001                                          4,710     $6.49 to $30.11          62,832        19.25
         2000                                          4,048     $8.79 to $40.30          78,233            *
     ING MFS Global Growth
         2003                                              -     $10.83 to $10.92              5            -
         2002                                              -      $8.32 to $8.35               1          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING MFS Research Equity
         2003                                          3,988     $6.11 to $13.31          42,940         0.57
         2002                                          4,627     $4.98 to $10.73          40,669         0.20
         2001                                          5,830     $6.77 to $14.39          69,394        20.49
         2000                                          6,216     $8.71 to $18.33          97,910            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING JPMorgan Fleming International
         2003                                           0.75% to 1.90%        27.05% to 28.48%
         2002                                           0.75% to 1.90%       -19.64% to -18.69%
         2001                                           0.45% to 2.25%       -28.33% to -27.48%
         2000                                                 *                      *
     ING JPMorgan Mid Cap Value
         2003                                           0.75% to 1.50%        28.46% to 29.02%
         2002                                           0.75% to 1.25%        -8.51% to 0.47%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING MFS Capital Opportunities
         2003                                           0.75% to 1.90%        25.68% to 27.14%
         2002                                           0.45% to 1.90%       -31.49% to -30.48%
         2001                                           0.45% to 2.25%       -26.19% to -25.29%
         2000                                                 *                      *
     ING MFS Global Growth
         2003                                           0.75% to 1.25%        30.17% to 30.78%
         2002                                           0.75% to 1.25%       -10.41% to -0.17%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING MFS Research Equity
         2003                                           0.75% to 1.90%        22.69% to 24.04%
         2002                                           0.75% to 1.90%       -26.32% to -25.45%
         2001                                           0.45% to 1.90%       -22.40% to -21.48%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING OpCap Balanced Value
         2003                                            116     $10.24 to $12.69     $    1,250         1.66%
         2002                                              2      $8.34 to $8.37              15          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING PIMCO Total Return
         2003                                            237     $10.82 to $11.10          2,613         3.68
         2002                                            119     $10.70 to $10.75          1,275          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Salomon Brothers Aggressive Growth
         2003                                          5,581     $4.80 to $13.68          58,639            -
         2002                                          6,053      $3.54 to $9.97          47,008            -
         2001                                          7,478     $5.58 to $15.53          91,535         6.31
         2000                                          8,010     $7.60 to $20.93         136,685            *
     ING Salomon Brothers Fundamental Value
         2003                                            113     $10.34 to $12.80          1,215         0.75
         2002                                              1           7.69                    5          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Salomon Brothers Investors Value
         2003                                             17     $10.14 to $12.14            179         0.65
         2002                                              2           7.82                   14          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING OpCap Balanced Value
         2003                                           0.75% to 1.50%             28.66%
         2002                                           0.80% to 1.25%        -0.14% to 5.35%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING PIMCO Total Return
         2003                                           0.75% to 1.50%         0.93% to 3.26%
         2002                                           0.75% to 1.50%         3.07% to 7.55%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Salomon Brothers Aggressive Growth
         2003                                           0.75% to 1.90%        35.59% to 37.25%
         2002                                           0.45% to 1.90%       -36.54% to -35.60%
         2001                                           0.45% to 2.25%       -26.64% to -25.74%
         2000                                                 *                      *
     ING Salomon Brothers Fundamental Value
         2003                                           0.75% to 1.50%             39.53%
         2002                                                0.75%                  0.67%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Salomon Brothers Investors Value
         2003                                           0.75% to 1.25%             29.67%
         2002                                                1.25%                -21.97%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING T. Rowe Price Growth Equity
         2003                                          3,123     $11.57 to $23.71     $   74,887         0.15%
         2002                                          3,205     $8.90 to $18.37          58,443         0.19
         2001                                          3,768     $11.70 to $24.29         89,395        15.41
         2000                                          4,250     $13.14 to $27.44        113,230            *
     ING UBS Tactical Asset Allocation
         2003                                              5     $9.51 to $10.14              53         0.01
         2002                                              -           8.01                  428          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Van Kampen Comstock
         2003                                             83     $10.64 to $12.38            899         0.77
         2002                                             38      $8.31 to $8.34             319          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP Growth and Income
         2003                                         20,842     $6.53 to $202.58        455,361            -
         2002                                         24,165     $5.28 to $162.71        415,966         0.84
         2001                                         29,079     $7.17 to $219.66        663,646         0.60
         2000                                         32,914     $8.96 to $272.61        928,210            *
     ING GET U.S. Core Portfolio - Series 1
         2003                                          2,531     $10.22 to $10.28         25,945         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING T. Rowe Price Growth Equity
         2003                                           0.75% to 1.50%        28.96% to 30.00%
         2002                                           0.45% to 1.50%       -24.44% to -23.64%
         2001                                           0.45% to 2.25%       -11.56% to -10.85%
         2000                                                 *                      *
     ING UBS Tactical Asset Allocation
         2003                                           0.75% to 1.50%             25.47%
         2002                                                1.25%                  0.33%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Van Kampen Comstock
         2003                                           0.75% to 1.25%        28.04% to 28.69%
         2002                                           0.75% to 1.25%       -18.72% to -2.95%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP Growth and Income
         2003                                           0.75% to 2.25%       -24.93% to 25.16%
         2002                                           0.45% to 1.90%       -26.42% to 60.86%
         2001                                           0.45% to 2.25%       -19.96% to -18.98%
         2000                                                 *                      *
     ING GET U.S. Core Portfolio - Series 1
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET U.S. Core Portfolio - Series 2
         2003                                          2,442     $10.02 to $10.05     $   24,501         ****%
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING GET U.S. Core Portfolio - Series 3
         2003                                            196          $10.00               1,965         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING VP Growth
         2003                                          2,874     $5.11 to $13.97          32,091            -
         2002                                          3,203     $4.00 to $10.80          28,286            -
         2001                                          4,148     $5.73 to $15.31          52,088        12.13
         2000                                          4,705     $8.02 to $21.15          85,002            *
     ING VP Index Plus LargeCap
         2003                                         12,166     $7.26 to $17.61         186,926         1.03
         2002                                         13,185     $5.86 to $14.07         154,417         0.24
         2001                                         15,160     $7.62 to $18.06         224,762         4.07
         2000                                         14,826     $8.99 to $21.06         261,795            *
     ING VP Index Plus MidCap
         2003                                            901     $12.63 to $17.49         15,032         0.44
         2002                                            925     $12.33 to $13.31         11,779         0.50
         2001                                            631     $14.24 to $15.26          9,214         6.54
         2000                                            452     $14.50 to $15.59          6,733            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET U.S. Core Portfolio - Series 2
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING GET U.S. Core Portfolio - Series 3
         2003                                           0.95% to 1.75%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING VP Growth
         2003                                           0.75% to 1.90%        27.75% to 29.46%
         2002                                           0.75% to 1.90%       -30.30% to -29.47%
         2001                                           0.45% to 2.25%       -28.45% to -27.61%
         2000                                                 *                      *
     ING VP Index Plus LargeCap
         2003                                           0.75% to 2.25%        23.89% to 25.16%
         2002                                           0.45% to 2.25%       -23.02% to -21.88
         2001                                           0.45% to 2.25%       -15.27% to -5.62%
         2000                                                 *                      *
     ING VP Index Plus MidCap
         2003                                           0.75% to 1.50%        30.49% to 31.40%
         2002                                           0.45% to 1.50%       -13.40% to -12.49%
         2001                                           0.45% to 1.50%        -2.80% to 12.09%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Index Plus SmallCap
         2003                                            538     $12.02 to $13.49     $    6,712         0.16%
         2002                                            464      $8.96 to $9.99           4,275         0.19
         2001                                            225     $10.48 to $11.60          2,411         3.71
         2000                                            104     $10.39 to $11.42          1,098            *
     ING VP International Equity
         2003                                            993      $6.07 to $8.39           8,924         0.89
         2002                                            836      $4.69 to $6.40           5,228         0.22
         2001                                            954      $6.51 to $8.79           7,991         0.12
         2000                                            863     $8.73 to $11.64           9,708            *
     ING VP Small Company
         2003                                          4,826     $9.56 to $20.30          80,458         0.24
         2002                                          4,213     $7.09 to $14.88          52,158         0.52
         2001                                          3,814     $9.41 to $19.53          62,576         3.89
         2000                                          2,815     $9.22 to $18.92          47,270            *
     ING VP Technology
         2003                                          3,595     $3.66 to $12.23          13,372            -
         2002                                          2,536      $2.55 to $2.67           6,564            -
         2001                                          2,631      $4.42 to $4.62          11,745            -
         2000                                          1,680      $5.82 to $6.09           9,833            *
     ING VP Value Opportunity
         2003                                          1,131     $11.21 to $17.11         18,645         0.76
         2002                                          1,272     $9.36 to $13.84          17,001         0.44
         2001                                          1,441     $12.75 to $18.83         26,362         5.21
         2000                                            963     $14.22 to $20.99         19,710            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Index Plus SmallCap
         2003                                           0.75% to 1.50%        34.15% to 35.13%
         2002                                           0.75% to 1.50%       -14.50% to -13.86%
         2001                                           0.45% to 1.50%         0.87% to 1.64%
         2000                                                 *                      *
     ING VP International Equity
         2003                                           0.75% to 1.90%        29.42% to 31.09%
         2002                                           0.75% to 1.90%       -28.07% to -27.23%
         2001                                           0.45% to 2.25%       -25.34% to -24.45%
         2000                                                 *                      *
     ING VP Small Company
         2003                                           0.75% to 1.90%        34.84% to 36.42%
         2002                                           0.45% to 1.90%       -24.69% to -23.57%
         2001                                           0.45% to 2.25%         0.50% to 3.22%
         2000                                                 *                      *
     ING VP Technology
         2003                                           0.75% to 1.90%        42.64% to 44.62%
         2002                                           0.75% to 1.90%       -42.40% to -41.72%
         2001                                           0.45% to 1.90%       -24.42 to -23.54%
         2000                                                 *                      *
     ING VP Value Opportunity
         2003                                           0.75% to 1.50%        22.79% to 23.63%
         2002                                           0.45% to 1.50%       -27.07% to -26.30%
         2001                                           0.45% to 1.50%        -10.97% to 0.58%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Growth Opportunities - Class R
         2003                                              6     $7.91 to $11.74      $       49            -%
         2002                                             64          $6.02                  384          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP Growth Opportunities - Class S
         2003                                            120      $6.94 to $7.12             853            -
         2002                                             23      $5.34 to $5.43             125            -
         2001                                             18      $7.95 to $8.00             141           **
         2000                                             **            **                    **           **
     ING VP International Value
         2003                                            115     $10.17 to $11.37          1,199         1.60
         2002                                             49      $7.95 to $8.83             404          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MagnaCap - Class R
         2003                                              5      $8.83 to $8.91              42         1.03
         2002                                              4          $6.85                   27          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MagnaCap - Class S
         2003                                            101      $8.98 to $9.22             928         0.71
         2002                                             69      $7.01 to $7.12             490         0.95
         2001                                             46      $9.28 to $9.34             431           **
         2000                                             **            **                    **           **

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Growth Opportunities - Class R
         2003                                           0.75% to 1.25%             31.40%
         2002                                                1.25%                -27.19%
         2001                                                 ***                   ***
         2000                                                 ***                   ***
     ING VP Growth Opportunities - Class S
         2003                                           0.95% to 1.90%        29.96% to 31.12%
         2002                                           0.95% to 1.90%       -32.71% to -28.88%
         2001                                           0.95% to 1.90%       -20.95% to -5.87%
         2000                                                 **                     **
     ING VP International Value
         2003                                           0.75% to 1.50%        15.86% to 29.02%
         2002                                           0.75% to 1.50%       -19.18% to -1.19%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP MagnaCap - Class R
         2003                                           0.75% to 1.25%             30.07%
         2002                                                0.75%                -21.38%
         2001                                                 ***                   ***
         2000                                                 ***                   ***
     ING VP MagnaCap - Class S
         2003                                           0.95% to 1.90%        28.10% to 29.49%
         2002                                           0.95% to 1.90%       -25.77% to -23.73%
         2001                                           0.95% to 1.90%        -5.87% to 0.00%
         2000                                                 **                     **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP MidCap Opportunities - Class R
         2003                                             96      $9.33 to $9.45      $      905            -%
         2002                                             11      $6.89 to $6.97              76          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MidCap Opportunities - Class S
         2003                                            818      $8.20 to $8.41           6,818            -
         2002                                            418      $6.11 to $6.21           2,583            -
         2001                                            102      $8.42 to $8.48             865           **
         2000                                             **            **                    **           **
     ING VP SmallCap Opportunities - Class R
         2003                                            202     $6.78 to $11.71           1,392            -
         2002                                             12      $4.98 to $5.02              58          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP SmallCap Opportunities - Class S
         2003                                            704      $6.32 to $6.49           4,528            -
         2002                                            376      $4.66 to $4.73           1,772            -
         2001                                            151      $8.44 to $8.50           1,280           **
         2000                                             **            **                    **           **
     Janus Aspen Balanced
         2003                                         11,471     $9.34 to $25.95         186,531         2.17
         2002                                         13,695     $8.35 to $23.08         197,825         2.41
         2001                                         15,239     $9.10 to $25.02         240,241         2.63
         2000                                         13,985     $9.73 to $26.63         244,144            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP MidCap Opportunities - Class R
         2003                                           0.75% to 1.25%        34.83% to 35.58%
         2002                                           0.75% to 1.50%       -20.85% to -9.47%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP MidCap Opportunities - Class S
         2003                                           0.95% to 1.90%        34.21% to 35.43%
         2002                                           0.95% to 1.90%       -27.40% to -26.70%
         2001                                           0.95% to 1.90%       -16.75% to -10.14%
         2000                                                 **                     **
     ING VP SmallCap Opportunities - Class R
         2003                                           0.75% to 1.50%        36.95% to 37.45%
         2002                                           0.75% to 1.25%       -33.20% to -9.70%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP SmallCap Opportunities - Class S
         2003                                           0.95% to 1.90%        35.62% to 37.21%
         2002                                           0.95% to 1.90%       -44.82% to -44.28%
         2001                                           0.95% to 1.90%       -24.98% to -12.33%
         2000                                                 **                     **
     Janus Aspen Balanced
         2003                                           0.75% to 1.90%       -46.48% to 13.18%
         2002                                           0.45% to 1.90%       -8.22% to 109.99%
         2001                                           0.45% to 1.90%        -6.53% to -5.42%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Janus Aspen Flexible Income
         2003                                          1,144     $11.13 to $20.72     $   22,158         4.66%
         2002                                          1,538     $12.85 to $19.62         28,392         4.45
         2001                                          1,415     $11.72 to $17.89         23,940         5.95
         2000                                          1,182     $10.97 to $16.73         18,730            *
     Janus Aspen Growth
         2003                                          8,493     $5.71 to $20.49         105,326         0.08
         2002                                         10,142     $4.42 to $15.78          98,503            -
         2001                                         13,150     $6.13 to $21.78         176,779         0.26
         2000                                         14,324     $8.30 to $29.34         267,653            *
     Janus Aspen Mid Cap Growth
         2003                                          7,749     $3.88 to $18.09          88,717            -
         2002                                          8,940     $2.92 to $15.64          77,233            -
         2001                                         11,480     $4.14 to $21.80         141,806            -
         2000                                         12,172     $6.97 to $36.27         274,462            *
     Janus Aspen Worldwide Growth
         2003                                         13,736     $5.79 to $22.26         190,923         1.05
         2002                                         17,171     $4.76 to $18.46         198,280         0.84
         2001                                         20,979     $6.51 to $24.89         331,396         0.44
         2000                                         21,842     $8.56 to $32.41         483,863            *
     Lord Abbett Growth and Income
         2003                                            303     $10.10 to $12.27          3,110         1.02
         2002                                             54      $7.85 to $7.91             422          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Janus Aspen Flexible Income
         2003                                           0.75% to 1.50%         4.82% to 5.61%
         2002                                           0.45% to 1.50%         8.83% to 9.98%
         2001                                           0.45% to 1.50%        -0.78% to 6.93%
         2000                                                 *                      *
     Janus Aspen Growth
         2003                                           0.75% to 1.90%        29.19% to 30.80%
         2002                                           0.45% to 1.90%       -27.91% to -26.84%
         2001                                           0.45% to 2.25%       -26.17% to -25.27%
         2000                                                 *                      *
     Janus Aspen Mid Cap Growth
         2003                                           0.75% to 1.90%        32.77% to 34.10%
         2002                                           0.45% to 1.90%       -29.31% to -28.26%
         2001                                           0.45% to 1.90%       -40.61% to -39.88%
         2000                                                 *                      *
     Janus Aspen Worldwide Growth
         2003                                           0.75% to 1.90%        21.64% to 23.07%
         2002                                           0.45% to 1.90%       -26.92% to -25.84%
         2001                                           0.45% to 2.25%       -23.92% to -22.98%
         2000                                                 *                      *
     Lord Abbett Growth and Income
         2003                                           0.75% to 1.50%        29.43% to 30.09%
         2002                                           0.75% to 1.25%       -17.45% to -15.55%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Lord Abbett Mid-Cap Value
         2003                                            117     $10.19 to $12.20     $    1,217         0.66%
         2002                                             55      $8.38 to $9.87             474          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     MFS(R) Global Governments
         2003                                            194     $12.97 to $13.13          2,524         5.90
         2002                                            228     $11.92 to $12.04          2,720         2.91
         2001                                            156     $11.15 to $11.25          1,742         3.89
         2000                                            142     $10.80 to $10.87          1,537            *
     MFS(R) Total Return
         2003                                          7,849     $11.22 to $18.00        110,405         1.64
         2002                                          7,407     $9.83 to $15.67          91,725         1.74
         2001                                          7,002     $10.57 to $16.73         93,910         5.19
         2000                                          4,368     $10.75 to $16.90         63,398            *
     Oppenheimer Aggressive Growth
         2003                                          3,313     $4.01 to $12.93          29,115            -
         2002                                          3,447     $3.26 to $10.43          23,930         0.67
         2001                                          4,063     $4.60 to $14.62          40,449        15.39
         2000                                          3,454     $6.82 to $21.54          57,052            *
     Oppenheimer Global Securities
         2003                                          1,634     $12.73 to $19.94         29,539         0.55
         2002                                          1,174     $10.74 to $14.12         15,177         0.57
         2001                                            977     $14.01 to $18.36         16,403        12.79
         2000                                            881     $16.17 to $21.14         17,260            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Lord Abbett Mid-Cap Value
         2003                                           0.75% to 1.50%        3.85% to 23.87%
         2002                                           0.75% to 1.25%        -13.36% to 1.56%
         2001                                                ***                    ***
         2000                                                ***                    ***
     MFS(R) Global Governments
         2003                                           1.25% to 1.40%         8.81% to 9.05%
         2002                                           1.25% to 1.40%         6.89% to 7.05%
         2001                                           0.85% to 1.40%         3.28% to 3.44%
         2000                                                 *                      *
     MFS(R) Total Return
         2003                                           0.95% to 1.90%        14.14% to 15.18%
         2002                                           0.95% to 1.90%        -6.97% to -6.07%
         2001                                           0.50% to 1.90%        -1.67% to -0.70%
         2000                                                 *                      *
     Oppenheimer Aggressive Growth
         2003                                           0.95% to 1.90%        23.01% to 24.42%
         2002                                           0.95% to 1.90%       -29.17% to -28.48%
         2001                                           0.50% to 2.25%       -32.58% to -31.92%
         2000                                                 *                      *
     Oppenheimer Global Securities
         2003                                           0.75% to 1.50%        40.97% to 41.96%
         2002                                           0.75% to 1.50%       -23.30% to -22.72%
         2001                                           0.75% to 1.50%       -13.36% to -12.70%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Oppenheimer Main Street(R)
         2003                                          5,799     $7.70 to $12.76      $   65,121         0.86%
         2002                                          5,617     $6.20 to $10.19          48,801         0.77
         2001                                          6,141     $7.78 to $12.71          65,709         0.53
         2000                                          5,613     $8.83 to $14.33          67,652            *
     Oppenheimer Strategic Bond
         2003                                          3,027     $12.23 to $14.43         42,500         6.13
         2002                                          2,737     $10.76 to $12.38         32,735         7.25
         2001                                          2,585     $10.21 to $11.67         28,892         6.16
         2000                                          2,144     $9.93 to $11.27          23,335            *
     Pioneer Equity Income VCT
         2003                                             26     $9.61 to $11.55             253         2.46
         2002                                             19      $7.99 to $8.05             153          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     Pioneer Fund VCT
         2003                                              -      $9.21 to $9.32               4         0.58
         2002                                              -          $7.59                    1          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     Pioneer Mid Cap Value VCT
         2003                                             62     $11.79 to $13.17            739         0.14
         2002                                              3      $8.73 to $8.80              30          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Oppenheimer Main Street(R)
         2003                                           0.95% to 2.25%        24.19% to 25.42%
         2002                                           0.95% to 2.25%       -20.34% to -19.57%
         2001                                           0.50% to 2.25%       -11.87% to -11.02%
         2000                                                 *                      *
     Oppenheimer Strategic Bond
         2003                                           0.75% to 2.25%        15.80% to 17.10%
         2002                                           0.75% to 2.25%         5.40% to 6.64%
         2001                                           0.50% to 2.25%         2.84% to 4.06%
         2000                                                 *                      *
     Pioneer Equity Income VCT
         2003                                           0.75% to 1.50%        21.03% to 21.61%
         2002                                           0.75% to 1.25%       -17.35% to -16.32%
         2001                                                ***                    ***
         2000                                                ***                    ***
     Pioneer Fund VCT
         2003                                           0.75% to 1.25%             22.79%
         2002                                                0.75%                  0.06%
         2001                                                ***                    ***
         2000                                                ***                    ***
     Pioneer Mid Cap Value VCT
         2003                                           0.75% to 1.50%        35.85% to 36.36%
         2002                                           0.75% to 1.25%       -17.31% to -16.24%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Prudential Jennison
         2003                                            111      $7.59 to $7.79      $      859            -%
         2002                                             71      $5.97 to $6.07             427            -
         2001                                             81      $8.84 to $8.90             724            -
         2000                                             **            **                    **           **
     Prudential SP Jennison International Growth
         2003                                            416      $7.74 to $7.94           3,269            -
         2002                                             37      $5.67 to $5.76             214            -
         2001                                              8      $7.49 to $7.52              59            -
         2000                                             **            **                    **           **
     UBS Tactical Allocation
         2003                                          1,393      $7.74 to $8.61          11,708         0.80
         2002                                          1,454      $6.19 to $6.83           9,725         0.55
         2001                                          1,635      $8.20 to $8.94          14,334         7.95
         2000                                          1,218     $9.56 to $10.33          12,509            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Prudential Jennison
         2003                                           0.95% to 1.90%        27.14% to 28.34%
         2002                                           0.95% to 1.90%       -32.48% to -31.82%
         2001                                           0.95% to 1.90%        -3.52% to 9.12%
         2000                                                 **                     **
     Prudential SP Jennison International Growth
         2003                                           0.95% to 1.90%        36.51% to 37.85%
         2002                                           0.95% to 1.90%       -24.30% to -21.53%
         2001                                           0.95% to 1.90%        -19.54% to 4.42%
         2000                                                 **                     **
     UBS Tactical Allocation
         2003                                           0.95% to 1.90%        25.04% to 26.06%
         2002                                           0.95% to 1.90%       -24.42% to -23.69%
         2001                                           0.50% to 1.90%       -14.22% to -13.38%
         2000                                                 *                      *

     *      Not provided for 2000.

     ** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.

     *** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

     **** As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3.Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

     (C) Total Return is calculated as the change in unit value for each Contract presented in Note 7.Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a)  Financial Statements:
          (1)  Included in Part A:
               Condensed Financial Information
          (2)  Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -    Report of Independent Auditors
               -    Statement of Assets and Liabilities as of December 31, 2003
               -    Statement of Operations for the year ended December 31, 2003
               - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
               -    Notes to Financial Statements
               Financial Statements of ING Life Insurance and Annuity Company:
               -    Report of Independent Auditors
               - Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
               -    Consolidated Balance Sheets of December 31, 2003 and 2002
               -    Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 2003, 2002 and 2001
               -    Consolidated Statements of Cash Flows for the years ended
                    December 31, 2003, 2002 and 2001
               -    Notes to Consolidated Financial Statements
     (b)  Exhibits
          (1)  Resolution establishing Variable Annuity Account B(1)
          (2)  Not applicable
          (3.1) Selling Agreement(2)
          (3.2) Alternative Form of Wholesaling Agreement and Related Selling
               Agreement(3)
          (3.3) Federated Broker Dealer Agreement (9/2/94)(4)
          (3.4) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
               Insurance and Annuity Company and Aetna Investment Services, Inc.
               (AISI) and Letter of Assignment to AISI(5)
          (3.5) Underwriting Agreement dated November 17, 2000 between Aetna
               Life Insurance and Annuity Company and Aetna Investment Services, LLC(5)
          (4.1) Variable Annuity Contract (G-CDA-97(NY))(6)
          (4.2) Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract
               G-CDA-97(NY)(6)
          (4.3) Variable Annuity Contract (G-MP1(5/97))(7)
          (4.4) Variable Annuity Contract Certificate (MP1CERT(5/97))(7)
          (4.5) Variable Annuity Contract (I-MP1(5/97))(7)
          (4.6) Variable Annuity Contract (G-MP1(5/96))(8)

          (4.7) Variable Annuity Contract Certificate (MP1CERT(5/96))(8)
          (4.8) Variable Annuity Contract (I-MP1(5/96))(8)
          (4.9) Variable Annuity Contract (G-CDA-96(NY))(8)
          (4.10) Variable Annuity Contract Certificate (GMCC-96(NY))(8)
          (4.11) Variable Annuity Contract (G-CDA-IC(NQ))(9)
          (4.12) Variable Annuity Certificate (GMCC-IC(NQ))(9)
          (4.13) Variable Annuity Contract (G-CDA-IC(IR))(9)
          (4.14) Variable Annuity Contract (I-CDA-IC(NQ/MP))(9)
          (4.15) Variable Annuity Contract Certificate (GMCC-IC(IR))(10)
          (4.16) Variable Annuity Contract (I-CDA-IC(IR/MP))(9)
          (4.17) Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
               (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY))(11) (4.18) Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
               G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.19) Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
               G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.20) Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
               G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.21) Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
               G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.22) Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and
               Certificate GMCC-96(NY)(8)
          (4.23) Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)(7)
          (4.24) Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)(6)
          (4.25) Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)(6)
          (4.26) Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)(6)
          (4.27) Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)(6)
          (4.28) Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and
               Certificate MP1CERT(5/97)(12)
          (4.29) Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)(12)
          (4.30) Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)(13)
          (4.31) Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)(13)
          (4.32) Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)(13) (4.33) Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)(13) (4.34) Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
               MP1CERT(5/97)(14)
          (4.35) Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ)(13) (4.36) Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR)(13) (4.37) Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY) and
               I-MP1(5/97) and Certificates MP1(CERT(5/97)) and GMCC-97(NY)(15) (4.38) Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(16)

          (4.39) Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
               Group Contract G-MP1(5/97)(6)
          (4.40) Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
               Individual Contract I-MP1(5/97)(6)
          (5.1) Variable Annuity Contract Application (MPAPPNY(1/96))(6)
          (5.2) Variable Annuity Contract Application (300-MAR-IB)(17) (5.3)
               Variable Annuity Contract Application (710.6.13)(17)
          (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(18)
          (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and
               Annuity Company (formerly Aetna Life Insurance and Annuity Company)(18)
          (7)  Not applicable
          (8.1) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(19)
          (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(20)
          (8.3) Second Amendment dated December 31, 1999 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
          (8.4) Third Amendment dated February 11, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)

         (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)
          (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)
          (8.7) Sixth Amendment dated as of June 19, 2001 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and
               February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series(24)
          (8.8) Service Agreement dated as of May 1, 1998 between Aeltus
               Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(19)
          (8.9) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(20)

        (8.10) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(22)
         (8.11) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(22)
         (8.12) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company(24)
         (8.13) Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
         (8.14) Fund Participation Agreement dated December 1, 1997 among
               Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(25)
         (8.15) Service Agreement dated December 1, 1997 between Calvert Asset
               Management Company, Inc. and Aetna Life Insurance and Annuity Company(25)
         (8.16) Fund Participation Agreement dated July 1, 1994 by and among
               Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors(25)
         (8.17) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(26)
         (8.18) Fifth Amendment dated as of May 1, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)
         (8.19) Sixth Amendment dated November 6, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(27)

        (8.20) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(19)
         (8.21) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)
         (8.22) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
         (8.23) Fifth Amendment dated as of May 1, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)
         (8.24) Sixth Amendment dated as of January 20, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(28)
         (8.25) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(19)
         (8.26) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(21)
         (8.27) Service Agreement dated as of November 1, 1995 between Aetna
               Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(29)
         (8.28) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(7)
         (8.29) Service Contract dated May 2, 1997 between Fidelity
               Distributors Corporation and Aetna Life Insurance and Annuity Company(20)

         (8.30) Fund Participation Agreement dated December 8, 1997 among Janus
               Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(30)
         (8.31) Amendment dated October 12, 1998 to Fund Participation
               Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(20)
         (8.32) Second Amendment dated December 1, 1999 to Fund Participation
               Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)
         (8.33) Amendment dated as of August 1, 2000 to Fund Participation
               Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(31)
         (8.34) Letter Agreement dated December 7, 2001 between Janus and Aetna
               Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(16)
         (8.35) Service Agreement dated December 8, 1997 between Janus Capital
               Corporation and Aetna Life Insurance and Annuity Company(30)
         (8.36) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and
               Aetna Life Insurance and Annuity Company(31)
         (8.37) Distribution and Shareholder Services Agreement - Service
               Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(31)
         (8.38) Letter Agreement dated October 19, 2001 between Janus and Aetna
               Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(16)
         (8.39) Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(19)
         (8.40) Fourth Amendment dated May 1, 1998 to the Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(32)

        (8.41) Fifth Amendment dated May 1, 1998 to Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(33)
         (8.42) Fifth Amendment dated July 1, 1999 to Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(34)
         (8.43) Sixth Amendment dated November 17, 2000 to the Fund
               Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998
               and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(5)
         (8.44) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(35)
         (8.45) First Amendment dated December 1, 1999 to Fund Participation
               Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(21)
         (8.46) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(35)
         (8.47) Participation Agreement dated as of November 28, 2001 among
               Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(16)
         (8.48) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
               (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
               LLC) to Participation Agreement dated November 28, 2001(16) (8.49) Amendment dated May 1, 2003 between ING Partners, Inc., ING
               Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(35)
         (8.50) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(16)
         (8.51) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
               (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(16)

         (8.52) Amendment dated May 1, 2003 by and between ING Partners, Inc.
               and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(36)
         (8.53) Fund Participation Agreement dated July 29, 1992 and amended
               December 22, 1992 and June 1, 1994 between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc.(3)
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable
         (12)   Not applicable
         (13.1) Powers of Attorney(37)
         (13.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed on August 16, 1995.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.
12. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 27, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 14, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
16. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
17. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed on August 18, 1997.
18. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
19. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
24. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
25. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
29. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
30. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
33. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
34. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
35. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

36. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
37. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

Item 25. Directors and Officers of the Depositor*

Name and Principal                   Positions and Offices with
Business Address                     Depositor

Keith Gubbay1                        Director and President

Thomas Joseph McInerney1             Director

Kathleen Ann Murphy1 Director

Jacques de Vaucleroy1                Director and Senior Vice President

David A. Wheat1                      Director, Senior Vice President
                                     and Chief Financial Officer

Allan Baker2                         Senior Vice President

Robert L. Francis                    Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Shaun Patrick Mathews2               Senior Vice President

Stephen Joseph Preston3              Senior Vice President

Boyd George Combs1                   Senior Vice President, Tax

James G. Auger2                      Vice President

Pamela M. Barcia2                    Vice President

Ronald R. Barhorst                   Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo3                         Vice President

Jeoffrey A. Block4                   Vice President

Kevin P. Brown2                      Vice President

Anthony V. Camp2                     Vice President

Kevin L. Christensen4                Vice President

Andrew D. Chua5                      Vice President

Elizabeth A. Clifford3               Vice President

Brian D. Comer2                      Vice President

Patricia Marie Corbett4              Vice President

Karen Czizik5                        Vice President

Robert B. DiMartino2                 Vice President

Shari Ann Enger3                     Vice President

Brian K. Haendiges2                  Vice President

Steven J. Haun4                      Vice President

James Hennessy6                      Vice President

Ronald Christian Hull2               Vice President

William S. Jasien                    Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey2                        Vice President

Mary Ann Langevin2                   Vice President

Roger Ernest Lavallee2               Vice President

Frederick C. Litow1                  Vice President

Christine Cannon Marcks2             Vice President

Gregory J. Miller2                   Vice President

Todd E. Nevenhoven4                  Vice President

Ethel Pippin2                        Vice President

Mary Kathleen Reid2                  Vice President

Robert A. Richard2                   Vice President

Michael Roland6                      Vice President

Carl P. Steinhilber2                 Vice President

Laurie M. Tillinghast2               Vice President

Stanley Vyner7                       Vice President

Christopher Robert Welp4             Vice President

Mary Broesch3                        Vice President and Actuary

Bruce T. Campbell2                   Vice President and Actuary

Dianne Clous2                        Vice President and Actuary

Richard Lau3                         Vice President and Actuary

Laurie A. Lombardo2                  Vice President and Actuary

Mark D. Sperry2                      Vice President and Actuary

Alice Su3                            Vice President and Actuary

Lawrence D. Taylor5                  Vice President and Actuary

Albert Sekac2                        Vice President and Appointed Actuary

John R. Dobo5                        Vice President and Chief Actuary

Brian John Murphy2                   Vice President and Chief Compliance Officer

David Scott Pendergrass1             Vice President and Treasurer

Dawn Peck1                           Vice President, Assistant Treasurer

Ira Braunstein1                      Vice President, Investments

Daniel J. Foley1                     Vice President, Investments

Christopher P. Lyons1                Vice President, Investments

Gregory G. McGreevey1                Vice President, Investments

Maurice Melvin Moore1                Vice President, Investments

Joseph J. Elmy2                      Vice President, Tax

Paula Cludray-Engelke8               Secretary

Jane A. Boyle2                       Assistant Secretary

Linda H. Freitag1                    Assistant Secretary

Daniel F. Hinkel1                    Assistant Secretary

William Hope1                        Assistant Secretary

Joseph D. Horan1                     Assistant Secretary

David Lee Jacobson3                  Assistant Secretary

Terri Wecker Maxwell1                Assistant Secretary

Donna M. O'Brien2                    Assistant Secretary

Krystal L. Ols8                      Assistant Secretary

Loralee Ann Renelt8                  Assistant Secretary

Carol Semplice2                      Assistant Secretary

Linda Ellen Senker3                  Assistant Secretary

Patricia M. Smith2                   Assistant Secretary

Edwina Steffer8                      Assistant Secretary

John F. Todd2                        Assistant Secretary

Diane Yell9                          Assistant Secretary

Glenn Allan Black1                   Tax Officer

Terry L. Owens1                      Tax Officer

James Taylor1                        Tax Officer

William Zolkowski1                   Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6 The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7 The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

9 The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners

As of February 29, 2004, there were 114,778 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940
          Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act),
          (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

Name and Principal              Positions and Offices with
Business Address                Principal Underwriter

Ronald R. Barhorst              Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis1              Director and Senior Vice President

Shaun Patrick Mathews2          Director and Senior Vice President

Allan Baker2                    Senior Vice President

Boyd George Combs3              Senior Vice President, Tax

Susan J. Stamm2                 Chief Financial Officer

Maryellen R. Allen2             Vice President

Douglas J. Ambrose1             Vice President

Louis E. Bachetti               Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley2               Vice President

David A. Brounley2              Vice President

Brian D. Comer2                 Vice President

Keith J. Green3                 Vice President

Brian K. Haendiges2             Vice President

Bernard P. Heffernon            Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien4              Vice President

David Kelsey2                   Vice President

Mary Ann Langevin2              Vice President

Christina Lareau2               Vice President

Katherine E. Lewis              Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis               Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                 Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow3             Vice President

Mark R. Luckinbill              Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks2        Vice President

Richard T. Mason                Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey2               Vice President

Scott T. Neeb1                  Vice President

Ethel Pippin2                   Vice President

Mary Kathleen Reid2             Vice President

Deborah Rubin4                  Vice President

Frank W. Snodgrass              Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus2                   Vice President

Bess B. Twyman2                 Vice President

S. Bradford Vaughan, Jr.        Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn2                Vice President

Therese M. Squillacote2         Vice President and Chief Compliance Officer

David Scott Pendergrass1        Vice President and Treasurer

Joseph Elmy2                    Vice President, Tax

Paula Cludray-Engelke5          Secretary

Loralee Ann Renelt5             Assistant Secretary

John F. Todd2                   Assistant Secretary

Robert J. Scalise2              Assistant Treasurer

Glenn Allan Black3              Tax Officer

G. Michael Fell3                Tax Officer

Terry L. Owens3                 Tax Officer

James Taylor3                   Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3    The principal business address of these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.

4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401. (c) Compensation to Principal
     Underwriter:

(1)                      (2)               (3)               (4)         (5)

Name of                  Net Underwriting  Compensation on
Principal Underwriter    Discounts and     Redemption or     Brokerage
                         Commissions       Annuitization     Commissions Compensation*

ING Financial                                                            $83,358.64
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2003.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

     Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ING USA Annuity and Life Insurance Company with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING USA Annuity and Life Insurance Company; or (iv) a reduction in the credit rating of ING USA Annuity and Life Insurance Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

     During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's prospectus, an offer to supply the most recent annual and/or quarterly report of each of ING USA Annuity and Life Insurance Company, or their successors to the Guarantee, free of charge, upon a contract owner's request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of April, 2004.

                          VARIABLE ANNUITY ACCOUNT B OF
                          ING LIFE INSURANCE AND ANNUITY COMPANY
                                    (Registrant)
                          By: ING LIFE INSURANCE AND ANNUITY COMPANY
                                     (Depositor)

                          By:      Keith Gubbay*
                                   -------------
                                   Keith Gubbay
                                   President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature               Title                                           Date

Keith Gubbay*           Director and President                  )
                                                                )
Keith Gubbay            (principal executive officer)           )
                                                                )
Thomas J. McInerney*    Director                                April 19, 2004
                                                                )
Thomas J. McInerney                                             )
                                                                )
Kathleen A. Murphy*     Director                                )
                                                                )
Kathleen A. Murphy                                              )
                                                                )
Jacques de Vaucleroy*   Director                                )
                                                                )
Jacques de Vaucleroy                                            )
                                                                )
David Wheat*            Director and Chief Financial Officer    )
                                                                )
David Wheat             (principal accounting officer)          )
                                                                )


By:    /s/ Linda E. Senker
       -------------------
       Linda E. Senker
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.             Exhibit

99-B.9                  Opinion and Consent of Counsel            ------------

99-B.10                 Consent of Independent Auditors           ------------